TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—98.1% of Net Assets
ASSET-BACKED SECURITIES—98.1%
AGL CLO 13 Ltd. Series 2021-13A, Class A1 5.75% (3 mo. USD Term SOFR + 1.422%)(1),(2)	10/20/34		$1,780,000	$1,782,670
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 5.37% (3 mo. USD Term SOFR + 1.100%)(1),(2),(3)	10/20/34		1,900,000	1,899,996
AGL CLO 16 Ltd. Series 2021-16A, Class AR 5.28% (3 mo. USD Term SOFR + 0.950%)(1),(2)	01/20/35		5,000,000	5,006,240
AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/17/37		850,000	850,405
AIMCO CLO 22 Ltd. Series 2024-22A, Class A 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/19/37		250,000	250,960
Alinea CLO Ltd. Series 2018-1A, Class BR 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/20/31		2,000,000	1,991,462
AMMC CLO 24 Ltd. Series 2021-24A, Class AR 5.53% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/20/35		1,405,000	1,405,726
AMMC CLO 27 Ltd. Series 2022-27A, Class A2R 5.68% (3 mo. USD Term SOFR + 1.350%)(1),(2)	01/20/37		5,500,000	5,470,938
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 6.00% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37		825,000	827,369
Apidos CLO XII Ltd. Series 2013-12A, Class CRR 6.12% (3 mo. USD Term SOFR + 1.800%)(1),(2)	04/15/31		1,150,000	1,154,042
Apidos CLO XIIX Ltd. Series 2024-49A, Class A2 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	10/24/37		400,000	401,420
Apidos CLO XLVII Ltd. Series 2024-47A, Class A1 5.81% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/26/37		500,000	501,337
Apidos CLO XX Ltd. Series 2015-20A, Class A1RA 5.68% (3 mo. USD Term SOFR + 1.362%)(1),(2)	07/16/31		2,349,180	2,353,139
Apidos CLO XXV Ltd. Series 2016-25A, Class A1R3 5.47% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/37		1,000,000	997,808
Apidos CLO XXVIII Ltd. Series 2017-28A, Class A1B 5.74% (3 mo. USD Term SOFR + 1.412%)(1),(2)	01/20/31		430,000	430,022
Apidos CLO XXXI Ltd. Series 2019-31A, Class A1R 5.68% (3 mo. USD Term SOFR + 1.362%)(1),(2)	04/15/31		1,890,041	1,894,765
Apidos CLO XXXII Ltd. Series 2019-32A, Class A1R 5.43% (3 mo. USD Term SOFR + 1.100%)(1),(2)	01/20/33		1,710,892	1,712,904
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.59% (3 mo. USD Term SOFR + 1.270%)(1),(2)	04/25/35		3,000,000	3,000,825
Aqueduct European CLO 10 DAC Series 2024-10A, Class B 4.02% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	01/18/39	EUR	1,000,000	1,144,052
Arbour CLO V DAC Series 5A, Class BR 4.03% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	06/15/38	EUR	850,000	974,676
ARES LI CLO Ltd. Series 2019-51A, Class A1R2 5.68% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37		660,000	662,392
ARES Loan Funding IV Ltd. Series 2023-ALF4A, Class A1 6.07% (3 mo. USD Term SOFR + 1.750%)(1),(2)	10/15/36		180,000	180,394
ARES XLIV CLO Ltd. Series 2017-44A, Class A1R 5.66% (3 mo. USD Term SOFR + 1.342%)(1),(2)	04/15/34		1,610,000	1,610,080
ARES XLIV CLO Ltd. Series 2017-44A, Class A2RR 1.00% (3 mo. USD Term SOFR + 1.350%)(1),(2)	04/15/34		2,000,000	2,001,500
ARES XLVII CLO Ltd. Series 2018-47A, Class B 6.03% (3 mo. USD Term SOFR + 1.712%)(1),(2)	04/15/30		825,000	826,336
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3 5.46% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/28/34		1,000,000	1,000,301
ARES XXXIV CLO Ltd. Series 2015-2A, Class AR3 5.64% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/17/33		1,536,842	1,537,758
Aurium CLO VIII DAC Series 8X, Class B1 3.51% (3 mo. EUR EURIBOR + 1.500%)(2),(4)	06/23/34	EUR	850,000	964,288
Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR 5.53% (3 mo. USD Term SOFR + 1.210%)(1),(2)	10/23/34		190,000	190,523
Bain Capital Credit CLO Ltd. Series 2020-4A, Class BR 6.83% (3 mo. USD Term SOFR + 2.500%)(1),(2)	10/20/36		2,000,000	2,009,152
Bain Capital Credit CLO Ltd. Series 2021-1A, Class AR 5.27% (3 mo. USD Term SOFR + 0.940%)(1),(2)	04/18/34		5,500,000	5,501,765
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR 5.38% (3 mo. USD Term SOFR + 1.060%)(1),(2)	07/24/34		1,000,000	1,001,802

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R 5.42% (3 mo. USD Term SOFR + 1.090%)(1),(2)	10/21/34		$1,000,000	$1,001,986
Ballyrock CLO Ltd. Series 2020-2A, Class A1R 5.60% (3 mo. USD Term SOFR + 1.272%)(1),(2)	10/20/31		1,257,267	1,258,109
Barings CLO Ltd. Series 2019-3A, Class A1RR 5.47% (3 mo. USD Term SOFR + 1.140%)(1),(2)	01/20/36		1,000,000	1,000,971
Barings CLO Ltd. Series 2022-2A, Class A1R 5.69% (3 mo. USD Term SOFR + 1.370%)(1),(2)	07/15/39		675,000	677,380
Barings CLO Ltd. Series 2023-4A, Class A 6.08% (3 mo. USD Term SOFR + 1.750%)(1),(2)	01/20/37		250,000	250,876
Barings CLO Ltd. Series 2024-1A, Class A 5.96% (3 mo. USD Term SOFR + 1.630%)(1),(2)	01/20/37		250,000	250,751
Beechwood Park CLO Ltd. Series 2019-1A, Class A1R 5.62% (3 mo. USD Term SOFR + 1.300%)(1),(2)	01/17/35		500,000	501,569
BlueMountain CLO XXII Ltd. Series 2018-22A, Class A1 5.66% (3 mo. USD Term SOFR + 1.342%)(1),(2)	07/15/31		543,881	544,349
BlueMountain CLO XXXI Ltd. Series 2021-31A, Class A2 5.99% (3 mo. USD Term SOFR + 1.662%)(1),(2)	04/19/34		1,200,000	1,201,126
Buttermilk Park CLO Ltd. Series 2018-1A, Class A2R 5.69% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/15/31		275,000	274,633
Captree Park CLO Ltd. Series 2024-1A, Class B1 6.23% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/20/37		250,000	250,941
Cayuga Park CLO Ltd. Series 2020-1A, Class AR 5.70% (3 mo. USD Term SOFR + 1.382%)(1),(2)	07/17/34		810,000	811,517
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR 5.75% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/20/37		500,000	501,666
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR 5.41% (3 mo. USD Term SOFR + 1.080%)(1),(2)	01/20/31		969,554	969,258
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A2R2 5.63% (3 mo. USD Term SOFR + 1.300%)(1),(2)	05/29/32		1,200,000	1,201,360
Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR 5.52% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/25/38		3,000,000	3,002,100
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR 5.70% (3 mo. USD Term SOFR + 1.380%)(1),(2)	10/15/37		850,000	853,459
CIFC Funding Ltd. Series 2013-3RA, Class A2R 5.52% (3 mo. USD Term SOFR + 1.200%)(1),(2)	04/24/31		3,000,000	3,002,400
CIFC Funding Ltd. Series 2014-4RA, Class A1B2 5.52% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/17/35		4,000,000	4,004,800
CIFC Funding Ltd. Series 2015-1A, Class ARR 5.70% (3 mo. USD Term SOFR + 1.372%)(1),(2)	01/22/31		362,439	362,945
CIFC Funding Ltd. Series 2016-1A, Class BR3 5.78% (3 mo. USD Term SOFR + 1.450%)(1),(2)	10/21/31		800,000	798,014
CIFC Funding Ltd. Series 2021-1A, Class A1R 5.74% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/25/37		830,000	833,356
CIFC Funding Ltd. Series 2024-1A, Class A 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37		250,000	250,719
Clover CLO LLC Series 2021-3A, Class AR 5.39% (3 mo. USD Term SOFR + 1.070%)(1),(2)	01/25/35		1,000,000	1,000,701
Contego CLO VI DAC Series 6X, Class B2R 3.63% (3 mo. EUR EURIBOR + 1.600%)(2),(4)	04/15/34	EUR	1,200,000	1,362,181
Danby Park CLO Ltd. Series 2022-1A, Class AR 5.69% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/21/37		400,000	402,158
Dryden 108 CLO Ltd. Series 2022-108A, Class A2R 5.84% (3 mo. USD Term SOFR + 1.510%)(1),(2)	07/18/37		600,000	601,625
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31		3,529,522	3,529,596
Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3 5.40% (3 mo. USD Term SOFR + 1.070%)(1),(2)	04/20/34		1,000,000	1,001,372
Dryden 45 Senior Loan Fund Series 2016-45A, Class A1RR 5.40% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/15/30		120,339	120,324
Dryden 55 CLO Ltd. Series 2018-55A, Class A1 5.60% (3 mo. USD Term SOFR + 1.282%)(1),(2)	04/15/31		1,919,912	1,921,385
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR 5.42% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/15/35		5,163,000	5,168,767

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR 5.43% (3 mo. USD Term SOFR + 1.100%)(1),(2)	05/15/32		$2,346,940	$2,348,627
Dryden 77 CLO Ltd. Series 2020-77A, Class AR 5.70% (3 mo. USD Term SOFR + 1.382%)(1),(2)	05/20/34		2,500,000	2,501,370
Dryden 80 CLO Ltd. Series 2019-80A, Class AR 5.57% (3 mo. USD Term SOFR + 1.250%)(1),(2)	01/17/33		2,794,254	2,795,129
Dryden 93 CLO Ltd. Series 2021-93A, Class A1R 5.65% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38		620,000	621,801
Dryden 94 CLO Ltd. Series 2022-94A, Class AR 5.68% (3 mo. USD Term SOFR + 1.360%)(1),(2)	10/15/37		400,000	401,565
Dryden 95 CLO Ltd. Series 2021-95A, Class BR 5.92% (3 mo. USD Term SOFR + 1.600%)(1),(2)	08/20/34		4,000,000	4,004,800
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 5.83% (3 mo. USD Term SOFR + 1.512%)(1),(2)	01/15/34		3,130,000	3,130,156
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 5.41% (3 mo. USD Term SOFR + 1.150%)(1),(2)	04/22/35		2,000,000	2,003,000
Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR 5.67% (3 mo. USD Term SOFR + 1.340%)(1),(2)	10/20/37		850,000	853,113
Elmwood CLO III Ltd. Series 2019-3A, Class A2RR 5.93% (3 mo. USD Term SOFR + 1.600%)(1),(2)	07/18/37		850,000	851,321
Elmwood CLO IX Ltd. Series 2021-2A, Class AR 5.47% (3 mo. USD Term SOFR + 1.140%)(1),(2)	04/20/38		2,500,000	2,495,750
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR 5.70% (3 mo. USD Term SOFR + 1.380%)(1),(2)	05/20/36		482,000	482,904
Flatiron CLO 25 Ltd. Series 2024-2A, Class A 5.67% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/17/37		850,000	852,973
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR 5.56% (3 mo. USD Term SOFR + 1.240%)(1),(2)	04/16/34		3,000,000	3,004,113
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 5.41% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34		250,000	250,011
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R 5.98% (3 mo. USD Term SOFR + 1.650%)(1),(2)	07/20/37		250,000	250,894
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class A 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/37		500,000	502,260
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A, Class ARR 5.43% (3 mo. USD Term SOFR + 1.100%)(1),(2)	04/20/34		2,850,000	2,848,789
GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ARR 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34		1,130,000	1,132,096
GoldenTree Loan Management U.S. CLO 9 Ltd. Series 2021-9A, Class AR 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/37		550,000	552,906
Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class AR 5.31% (3 mo. USD Term SOFR + 0.980%)(1),(2)	07/20/34		5,500,000	5,503,300
Golub Capital Partners CLO 60B Ltd. Series 2022-60A, Class AR 5.63% (3 mo. USD Term SOFR + 1.310%)(1),(2)	10/25/34		500,000	500,480
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B 5.99% (3 mo. USD Term SOFR + 1.670%)(1),(2)	10/25/37		750,000	751,946
Harbor Park CLO 18-1 Ltd. Series 2018-1A, Class B1R 6.03% (3 mo. USD Term SOFR + 1.700%)(1),(2)	01/20/31		840,000	841,611
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 5.49% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/20/37		1,000,000	999,087
Henley CLO I DAC Series 1X, Class B1R 3.59% (3 mo. EUR EURIBOR + 1.650%)(2),(4)	07/25/34	EUR	850,000	968,016
HPS Loan Management Ltd. Series 15A-19, Class A1R 5.65% (3 mo. USD Term SOFR + 1.320%)(1),(2)	01/22/35		530,000	530,452
HPS Loan Management Ltd. Series 2021-16A, Class A1 5.72% (3 mo. USD Term SOFR + 1.402%)(1),(2)	01/23/35		650,000	650,032
HPS Loan Management Ltd. Series 2021-16A, Class BR 4.31% (3 mo. USD Term SOFR + 1.650%)(1),(2),(3)	01/23/35		1,500,000	1,499,997
Invesco CLO Ltd. Series 2021-2A, Class A 5.70% (3 mo. USD Term SOFR + 1.382%)(1),(2)	07/15/34		595,000	596,518

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Invesco U.S. CLO Ltd. Series 2023-1A, Class BR 6.38% (3 mo. USD Term SOFR + 2.050%)(1),(2)	04/22/37	$250,000	$251,014
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1 5.65% (3 mo. USD Term SOFR + 1.330%)(1),(2)	01/15/38	1,000,000	1,001,700
Kings Park CLO Ltd. Series 2021-1A, Class A 5.72% (3 mo. USD Term SOFR + 1.392%)(1),(2)	01/21/35	550,000	551,515
LCM 29 Ltd. Series 29A, Class AR 5.65% (3 mo. USD Term SOFR + 1.332%)(1),(2)	04/15/31	1,339,175	1,340,839
LCM 33 Ltd. Series 33A, Class AR 4.31% (3 mo. USD Term SOFR + 1.180%)(1),(2)	07/20/34	2,250,000	2,251,350
LCM 34 Ltd. Series 34A, Class A2R 5.93% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/20/34	3,000,000	3,003,000
LCM 35 Ltd. Series 35A, Class BR 5.97% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/15/34	1,000,000	1,001,100
LCM 37 Ltd. Series 37A, Class A1R 5.38% (3 mo. USD Term SOFR + 1.060%)(1),(2)	04/15/34	2,259,826	2,259,794
LCM 40 Ltd. Series 40A, Class A1R 5.69% (3 mo. USD Term SOFR + 1.370%)(1),(2)	01/15/38	1,000,000	1,002,188
LCM 41 Ltd. Series 41A, Class A2R 5.87% (3 mo. USD Term SOFR + 1.550%)(1),(2)	04/15/36	2,500,000	2,506,500
Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/18/37	395,000	396,635
Madison Park Funding LXVII Ltd. Series 2024-67A, Class A1 5.83% (3 mo. USD Term SOFR + 1.510%)(1),(2)	04/25/37	850,000	852,458
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR 5.38% (3 mo. USD Term SOFR + 1.050%)(1),(2)	10/19/34	5,500,000	5,500,506
Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR 5.40% (3 mo. USD Term SOFR + 1.080%)(1),(2)	07/15/34	1,000,000	1,001,406
Madison Park Funding XLVI Ltd. Series 2020-46A, Class ARR 5.32% (3 mo. USD Term SOFR + 1.000%)(1),(2)	10/15/34	5,000,000	4,995,000
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR 5.55% (3 mo. USD Term SOFR + 1.232%)(1),(2)	07/27/31	2,712,356	2,717,208
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R 5.83% (3 mo. USD Term SOFR + 1.500%)(1),(2)	04/20/38	2,250,000	2,259,225
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2 5.85% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/15/37	2,275,000	2,286,100
Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class A 5.70% (3 mo. USD Term SOFR + 1.382%)(1),(2)	07/17/34	1,000,000	1,001,369
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.77% (3 mo. USD Term SOFR + 1.450%)(1),(2)	04/17/34	500,000	500,283
Magnetite XXV Ltd. Series 2020-25A, Class A 5.78% (3 mo. USD Term SOFR + 1.462%)(1),(2)	01/25/32	545,323	545,488
Magnetite XXVII Ltd. Series 2020-27A, Class AR 5.73% (3 mo. USD Term SOFR + 1.402%)(1),(2)	10/20/34	278,000	278,685
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class AR3 5.73% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/22/38	400,000	401,332
Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A, Class BR2 6.13% (3 mo. USD Term SOFR + 1.800%)(1),(2)	04/20/33	2,000,000	2,003,686
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR 5.38% (3 mo. USD Term SOFR + 1.060%)(1),(2)	10/14/36	500,000	499,850
Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022-52A, Class AR 5.67% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/24/38	850,000	853,527
Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class AR 5.47% (3 mo. USD Term SOFR + 1.150%)(1),(2)	07/25/35	250,000	250,233
OCP Aegis CLO Ltd. Series 2023-29A, Class BR 5.88% (3 mo. USD Term SOFR + 1.550%)(1),(2)	01/20/36	500,000	500,490
OCP CLO Ltd. Series 2021-22A, Class AR 5.68% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/20/37	850,000	853,244

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
OCP CLO Ltd. Series 2021-23A, Class AR 5.48% (3 mo. USD Term SOFR + 1.160%)(1),(2)	01/17/37		$1,000,000	$996,276
Octagon 66 Ltd. Series 2022-1A, Class A1R 6.08% (3 mo. USD Term SOFR + 1.750%)(1),(2)	11/16/36		300,000	300,785
Octagon Investment Partners 18-R Ltd. Series 2018-18A, Class A1A 5.54% (3 mo. USD Term SOFR + 1.222%)(1),(2)	04/16/31		603,644	604,003
Octagon Investment Partners 26 Ltd. Series 2016-1A, Class A2R 5.93% (3 mo. USD Term SOFR + 1.612%)(1),(2)	07/15/30		250,000	250,205
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class A1R2 5.75% (3 mo. USD Term SOFR + 1.420%)(1),(2)	07/18/37		850,000	852,818
Octagon Investment Partners 36 Ltd. Series 2018-1A, Class A2 5.78% (3 mo. USD Term SOFR + 1.462%)(1),(2)	04/15/31		250,000	250,081
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR 5.63% (3 mo. USD Term SOFR + 1.300%)(1),(2),(5)	01/20/35		2,000,000	1,984,056
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A2R2 5.92% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/33		2,000,000	2,005,400
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class AR2 5.47% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/34		2,500,000	2,502,147
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BR 6.17% (3 mo. USD Term SOFR + 1.850%)(1),(2)	04/15/35		770,000	770,038
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR 5.32% (3 mo. USD Term SOFR + 0.990%)(1),(2)	07/20/34		5,500,000	5,506,495
Octagon Investment Partners XVI Ltd. Series 2013-1A, Class A2R 5.98% (3 mo. USD Term SOFR + 1.662%)(1),(2)	07/17/30		350,000	351,093
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R4 5.20% (3 mo. USD Term SOFR + 0.888%)(1),(2)	02/14/31		5,500,000	5,503,850
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R 6.33% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37		250,000	251,066
OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2 5.62% (3 mo. USD Term SOFR + 1.290%)(1),(2)	01/22/38		1,000,000	1,003,691
OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR 5.68% (3 mo. USD Term SOFR + 1.350%)(1),(2)	10/18/37		400,000	401,112
Palmer Square CLO Ltd. Series 2019-1A, Class A1R 5.72% (3 mo. USD Term SOFR + 1.412%)(1),(2)	11/14/34		3,500,000	3,502,831
Palmer Square CLO Ltd. Series 2022-1A, Class A 5.65% (3 mo. USD Term SOFR + 1.320%)(1),(2)	04/20/35		1,180,000	1,183,082
Palmer Square CLO Ltd. Series 2024-2A, Class A1 5.73% (3 mo. USD Term SOFR + 1.400%)(1),(2)	07/20/37		500,000	501,726
Palmer Square CLO Ltd. Series 2024-4A, Class A2 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/15/38		1,000,000	1,001,205
Palmer Square European Loan Funding DAC Series 2025-2A, Class B 4.05% (3 mo. EUR EURIBOR + 2.000%)(1),(2)	02/15/35	EUR	850,000	971,960
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.72% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31		720,000	721,574
Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/25/32		4,000,000	4,006,000
Point Au Roche Park CLO Ltd. Series 2021-1A, Class A 5.67% (3 mo. USD Term SOFR + 1.342%)(1),(2)	07/20/34		1,100,000	1,100,663
Providus CLO III DAC Series 3X, Class B1R 3.67% (3 mo. EUR EURIBOR + 1.650%)(2),(4)	07/18/34	EUR	400,000	455,645
RAD CLO 21 Ltd. Series 2023-21A, Class A1R 5.39% (3 mo. USD Term SOFR + 1.070%)(1),(2),(5)	01/25/37		5,500,000	5,485,920
RAD CLO 22 Ltd. Series 2023-22A, Class A1 6.16% (3 mo. USD Term SOFR + 1.830%)(1),(2)	01/20/37		400,000	401,247
RAD CLO 26 Ltd. Series 2024-26A, Class A 5.70% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/20/37		400,000	401,465

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Recette CLO Ltd. Series 2015-1A, Class ARR 5.67% (3 mo. USD Term SOFR + 1.342%)(1),(2)	04/20/34		$600,000	$601,247
Regatta XIII Funding Ltd. Series 2018-2A, Class A2R 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	07/15/31		2,750,000	2,754,931
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.52% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/15/33		1,764,322	1,767,480
Regatta XXVII Funding Ltd. Series 2024-1A, Class A1 5.84% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/26/37		250,000	250,726
Rockford Tower CLO Ltd. Series 2018-1A, Class A 5.68% (3 mo. USD Term SOFR + 1.362%)(1),(2)	05/20/31		3,549,719	3,552,321
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2 5.45% (3 mo. USD Term SOFR + 1.130%)(1),(2)	08/20/32		1,037,384	1,037,696
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 5.42% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36		1,600,000	1,600,430
Rockford Tower CLO Ltd. Series 2025-1A, Class A1 5.47% (3 mo. USD Term SOFR + 1.210%)(1),(2)	03/31/38		5,500,000	5,503,300
Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R 4.12% (3 mo. EUR EURIBOR + 2.100%)(1),(2)	01/20/38	EUR	750,000	859,066
RR 26 Ltd. Series 2023-26A, Class A1R 5.44% (3 mo. USD Term SOFR + 1.120%)(1),(2)	04/15/38		5,500,000	5,500,550
RR 27 Ltd. Series 2023-27A, Class A1B 6.27% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/15/35		500,000	501,023
RR 8 Ltd. Series 2020-8A, Class A2R 6.02% (3 mo. USD Term SOFR + 1.700%)(1),(2)	07/15/37		500,000	500,547
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34		1,000,000	1,001,465
Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR 5.70% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/21/37		2,000,000	2,007,338
Symphony CLO 35 Ltd. Series 2022-35A, Class AR 6.02% (3 mo. USD Term SOFR + 1.700%)(1),(2)	10/24/36		400,000	400,542
Symphony CLO 43 Ltd. Series 2024-43A, Class A1 5.84% (3 mo. USD Term SOFR + 1.520%)(1),(2)	04/15/37		850,000	853,381
Symphony CLO XVIII Ltd. Series 2016-18A, Class A1R3 5.42% (3 mo. USD Term SOFR + 1.100%)(1),(2)	07/23/33		2,768,418	2,765,057
Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR 5.51% (3 mo. USD Term SOFR + 1.180%)(1),(2)	04/18/33		754,568	754,804
Symphony CLO XXIII Ltd. Series 2020-23A, Class BR2 5.67% (3 mo. USD Term SOFR + 1.350%)(1),(2)	01/15/34		2,000,000	1,986,520
Symphony CLO XXIV Ltd. Series 2020-24A, Class AR 5.52% (3 mo. USD Term SOFR + 1.200%)(1),(2)	01/23/32		879,724	880,067
Symphony CLO XXV Ltd. Series 2021-25A, Class A 5.57% (3 mo. USD Term SOFR + 1.242%)(1),(2)	04/19/34		2,000,000	2,001,790
Symphony CLO XXVIII Ltd. Series 2021-28A, Class A 5.72% (3 mo. USD Term SOFR + 1.402%)(1),(2)	10/23/34		1,000,000	1,000,864
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2 5.60% (3 mo. USD Term SOFR + 1.282%)(1),(2)	10/13/32		2,089,059	2,092,516
Trestles CLO IV Ltd. Series 2021-4A, Class A 5.76% (3 mo. USD Term SOFR + 1.432%)(1),(2)	07/21/34		3,000,000	3,002,418
Trestles CLO V Ltd. Series 2021-5A, Class A1R 5.58% (3 mo. USD Term SOFR + 1.250%)(1),(2)	10/20/34		2,500,000	2,509,500
Trestles CLO VIII Ltd. Series 2025-8A, Class A1 5.63% (3 mo. USD Term SOFR + 1.330%)(1),(2)	06/11/35		2,475,000	2,483,662
Voya CLO Ltd. Series 2013-3A, Class A2RR 6.29% (3 mo. USD Term SOFR + 1.961%)(1),(2)	10/18/31		327,073	327,807
Voya CLO Ltd. Series 2015-3A, Class A1R3 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/31		1,028,718	1,029,108
Voya CLO Ltd. Series 2017-3A, Class AAR2 5.93% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34		2,000,000	2,002,400
Voya CLO Ltd. Series 2019-1A, Class A2RR 5.92% (3 mo. USD Term SOFR + 1.600%)(1),(2)	10/15/37		850,000	851,386
Voya CLO Ltd. Series 2019-2A, Class AR 5.53% (3 mo. USD Term SOFR + 1.200%)(1),(2)	07/20/32		1,315,998	1,319,288

Total Asset-Backed Securities (Cost: $274,348,808)				275,005,847

Total Fixed Income Securities (Cost: $274,348,808)				275,005,847

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Security	Shares	Value
MONEY MARKET INVESTMENTS—3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(6)	1,382,794	$1,382,794
TCW Central Cash Fund, 4.34%(6),(7)	7,926,923	7,926,923

Total Money Market Investments (Cost: $9,309,717)		9,309,717

Total Investments (101.4%) (Cost: $283,658,525)		284,315,564
Liabilities In Excess Of Other Assets (-1.4%)		(3,845,561)

Net Assets (100.0%)		$280,470,003

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(8)
Goldman Sachs & Co.	EUR	8,777,000	10/10/25	$10,343,845	$10,060,741	$283,104

				$10,343,845	$10,060,741	$283,104

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $271,255,717 or 96.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $3,750,130 or 1.3% of net assets.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(6)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(7)	Affiliated issuer.
(8)	Fund sells foreign currency, buys USD.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$212,926,923	$205,000,000	7,926,923	$7,926,923	$457,335	$—	$—	$—

Total					$7,926,923	$457,335	$—	$—	$—

TCW AAA CLO ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Asset-Backed Securities	98.1%
Money Market Investments	3.3
Other*	(1.4)

Total	100.0%

*	Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW AAA CLO ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$271,605,854	$3,399,993	$275,005,847

Total Fixed Income Securities	—	271,605,854	3,399,993	275,005,847

Money Market Investments	9,309,717	—	—	9,309,717

Total Investments	$9,309,717	$271,605,854	$3,399,993	$284,315,564

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	283,104	—	283,104

Total	$9,309,717	$271,888,958	$3,399,993	$284,598,668

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—107.9% of Net Assets
ASSET-BACKED SECURITIES—10.6%
ACE Securities Corp. Home Equity Loan Trust Series 2005- HE2, Class M5 5.49% (1 mo. USD Term SOFR + 1.134%)(1)	04/25/35		$947,333	$933,216
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 6.00% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37		2,000,000	2,005,744
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1 5.44% (1 mo. USD Term SOFR + 1.089%)(1)	12/25/34		241,933	225,652
Buttermilk Park CLO Ltd. Series 2018-1A, Class A2R 5.69% (3 mo. USD Term SOFR + 1.370%)(1),(2)	10/15/31		2,000,000	1,997,330
C-BASS Trust Series 2007-CB5, Class A1 3.08% (1 mo. USD Term SOFR + 0.234%)(1)	04/25/37		85,994	50,367
C-BASS Trust Series 2007-CB5, Class A3 3.08% (1 mo. USD Term SOFR + 0.614%)(1)	04/25/37		1,021,838	598,725
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1 5.10% (1 mo. USD Term SOFR + 0.744%)(1)	02/25/35		2,716,349	2,524,106
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M5 5.25% (1 mo. USD Term SOFR + 0.894%)(1)	01/25/36		103,712	107,265
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2 6.00%(2)	05/20/55		570,000	582,256
Countrywide Asset-Backed Certificates Trust Series 2005-7, Class MV5 5.59% (1 mo. USD Term SOFR + 1.239%)(1)	11/25/35		2,844,386	2,813,309
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB3, Class AF1 3.38%	12/25/32		268,461	259,760
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF4 3.00%	12/25/36		300,660	242,679
DailyPay Securitization Trust Series 2025-1A, Class A 5.63%(2)	06/26/28		375,000	376,162
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.48% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29		412,098	412,977
HSI Asset Securitization Corp. Trust Series 2005-OPT1, Class M1 5.10% (1 mo. USD Term SOFR + 0.744%)(1)	11/25/35		11,592	11,550
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3 6.61%	02/25/28		16,441	16,466
IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4 6.75%	02/25/28		4,377	4,385
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(2)	01/17/73		262,836	246,316
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(2)	01/17/73		485,837	436,552
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C 4.83% (1 mo. USD Term SOFR + 0.474%)(1)	06/25/37		116,407	116,121
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D 4.97% (1 mo. USD Term SOFR + 0.614%)(1)	06/25/37		215,117	215,070
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38		108,450	108,069
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2 5.40% (1 mo. USD Term SOFR + 1.044%)(1)	07/25/34		92,715	95,743
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M5 5.50% (1 mo. USD Term SOFR + 1.149%)(1)	07/25/35		2,187,738	2,142,291
Octagon Investment Partners 46 Ltd. Series 2020-2A, Class AR 5.74% (3 mo. USD Term SOFR + 1.422%)(1),(2)	07/15/36		2,000,000	2,003,570
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR 5.72% (3 mo. USD Term SOFR + 1.400%)(1),(2)	04/15/31		2,500,000	2,505,465
Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R 5.82% (3 mo. USD Term SOFR + 1.500%)(1),(2)	01/25/32		1,750,000	1,752,625
Progress Residential Trust Series 2021-SFR8, Class D 2.08%(2)	10/17/38		1,150,000	1,112,002
Recette CLO Ltd. Series 2015-1A, Class ARR 5.67% (3 mo. USD Term SOFR + 1.342%)(1),(2)	04/20/34		1,875,000	1,878,898
Rockford Tower Europe CLO DAC Series 2023-1A, Class BR 3.96% (3 mo. EUR EURIBOR + 1.950%)(1),(2)	04/15/37	EUR	750,000	858,125
Skyline Aviation, Inc. Class A 3.23%(3)	07/03/38		1,709,437	1,583,708
SLC Student Loan Trust Series 2004-1, Class B 4.91% (90 day USD SOFR Average + 0.552%)(1)	08/15/31		73,166	64,576
SLC Student Loan Trust Series 2008-1, Class A4A 6.20% (90 day USD SOFR Average + 1.862%)(1)	12/15/32		86,638	87,161

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust Series 2004-2, Class B 5.07% (90 day USD SOFR Average + 0.732%)(1)	07/25/39	$71,283	$67,956
SLM Student Loan Trust Series 2006-8, Class A6 4.76% (90 day USD SOFR Average + 0.422%)(1)	01/25/41	529,507	505,281
SLM Student Loan Trust Series 2008-2, Class B 5.80% (90 day USD SOFR Average + 1.460%)(1)	01/25/83	185,000	187,395
SLM Student Loan Trust Series 2008-3, Class B 5.80% (90 day USD SOFR Average + 1.462%)(1)	04/26/83	185,000	186,246
SLM Student Loan Trust Series 2008-4, Class B 6.45% (90 day USD SOFR Average + 2.112%)(1)	04/25/73	185,000	189,113
SLM Student Loan Trust Series 2008-5, Class B 6.45% (90 day USD SOFR Average + 2.112%)(1)	07/25/73	2,235,000	2,256,558
SLM Student Loan Trust Series 2008-6, Class A4 5.70% (90 day USD SOFR Average + 1.362%)(1)	07/26/83	466,496	461,289
SLM Student Loan Trust Series 2008-6, Class B 6.45% (90 day USD SOFR Average + 2.112%)(1)	07/26/83	185,000	185,959
SLM Student Loan Trust Series 2008-7, Class B 6.45% (90 day USD SOFR Average + 2.112%)(1)	07/26/83	185,000	185,725
SLM Student Loan Trust Series 2012-7, Class A3 5.11% (30 day USD SOFR Average + 0.764%)(1)	05/26/26	318,947	309,633
Structured Receivables Finance LLC Series 2010-A, Class B 7.61%(2)	01/16/46	315,367	318,569
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(2)	09/15/45	1,750,000	1,741,916
VOLT XCIX LLC Series 2021-NPL8, Class A1 6.12%(2)	04/25/51	49,171	49,172
VOLT XCVI LLC Series 2021-NPL5, Class A1 6.12%(2)	03/27/51	10,396	10,398
Voya CLO Ltd. Series 2014-4A, Class A2RA 6.18% (3 mo. USD Term SOFR + 1.862%)(1),(2)	07/14/31	1,650,000	1,655,890
Voya CLO Ltd. Series 2017-3A, Class AAR2 5.93% (3 mo. USD Term SOFR + 1.600%)(1),(2)	04/20/34	1,500,000	1,501,800

Total Asset-Backed Securities (Cost: $38,434,415)			38,181,141

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—36.2%
Federal Home Loan Mortgage Corp., Pool #SD8204 2.00%(4)	04/01/52	2,094,354	1,645,165
Federal Home Loan Mortgage Corp., Pool #SD8219 2.50%	06/01/52	5,239,602	4,304,947
Federal Home Loan Mortgage Corp., Pool #SD3124 2.50%	04/01/53	5,335,737	4,383,933
Federal Home Loan Mortgage Corp., Pool #SD8220 3.00%	06/01/52	5,359,819	4,597,527
Federal Home Loan Mortgage Corp., Pool #SD8225 3.00%(4)	07/01/52	4,994,058	4,283,786
Federal Home Loan Mortgage Corp., Pool #C03813 3.50%	04/01/42	412,759	384,643
Federal Home Loan Mortgage Corp., Pool #SD7503 3.50%	08/01/49	1,964,105	1,788,081
Federal Home Loan Mortgage Corp., Pool #SD8297 4.00%	02/01/53	3,484,985	3,221,747
Federal Home Loan Mortgage Corp., Pool #SD5323 4.00%	01/01/54	2,527,706	2,337,559
Federal Home Loan Mortgage Corp., Pool #SD6706 4.50%	01/01/54	1,341,170	1,275,659
Federal Home Loan Mortgage Corp., Pool #G08844 5.00%	10/01/48	112,526	111,782
Federal Home Loan Mortgage Corp., Pool #SD8491 5.00%	12/01/54	3,347,471	3,260,133
Federal Home Loan Mortgage Corp., Pool #G01644 5.50%	02/01/34	22,302	22,854
Federal Home Loan Mortgage Corp., Pool #A25162 5.50%	05/01/34	36,430	37,330
Federal Home Loan Mortgage Corp., Pool #A33262 5.50%	02/01/35	17,440	17,990
Federal Home Loan Mortgage Corp., Pool #A68781 5.50%	10/01/37	2,282	2,348
Federal Home Loan Mortgage Corp., Pool #RQ0013 5.50%	06/01/55	1,054,737	1,049,795
Federal Home Loan Mortgage Corp., Pool #G02366 6.50%	10/01/36	17,412	18,608
Federal Home Loan Mortgage Corp., Pool #G01548 7.50%	07/01/32	108,648	116,566
Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC) (I/F) 6.00%	07/15/29	6,294	6,383
Federal Home Loan Mortgage Corp. REMICS Series 3460, Class SA (I/O) 1.75% (-30 day USD SOFR Average + 6.086%)(1)	06/15/38	321,844	21,833
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 2.16% (-30 day USD SOFR Average + 6.496%)(1)	04/15/42	311,430	34,199
Federal National Mortgage Association, Pool #MA4333 2.00%	05/01/41	552,255	470,208
Federal National Mortgage Association, Pool #MA4547 2.00%(4)	02/01/52	2,511,394	1,973,138
Federal National Mortgage Association, Pool #MA4562 2.00%(4)	03/01/52	5,948,318	4,668,494
Federal National Mortgage Association, Pool #FS1598 2.00%	04/01/52	1,042,672	819,044
Federal National Mortgage Association, Pool #MA4512 2.50%	01/01/52	124,713	102,675
Federal National Mortgage Association, Pool #FS4919 2.50%	05/01/53	2,613,938	2,147,657
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	8,449	8,056
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	472,841	450,943
Federal National Mortgage Association, Pool #MA3811 3.00%	10/01/49	360,645	308,869
Federal National Mortgage Association, Pool #FS2646 3.00%	06/01/52	2,771,789	2,388,214

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #MA1608 3.50%	10/01/33	$409,558	$395,894
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	744,582	677,852
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	134,463	132,535
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	6,165	5,961
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	427,226	413,136
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	5,589	5,405
Federal National Mortgage Association, Pool #MA3537 4.50%	12/01/48	385,152	372,378
Federal National Mortgage Association, Pool #MA4733 4.50%	09/01/52	4,435,179	4,228,679
Federal National Mortgage Association, Pool #FS9508 4.50%	03/01/54	1,508,866	1,435,163
Federal National Mortgage Association, Pool #MA5584 4.50%	01/01/55	2,652,358	2,517,429
Federal National Mortgage Association, Pool #776708 5.00%	05/01/34	43,219	43,675
Federal National Mortgage Association, Pool #890221 5.50%	12/01/33	44,867	45,921
Federal National Mortgage Association, Pool #889184 5.50%	09/01/36	32,897	33,670
Federal National Mortgage Association, Pool #764388 6.01% (6 mo. USD RFUCCT + 1.383%)(1)	03/01/34	5,455	5,463
Federal National Mortgage Association, Pool #939419 6.27% (1 yr. USD RFUCCT + 1.265%)(1)	05/01/37	17,477	17,404
Federal National Mortgage Association, Pool #844773 6.27% (1 yr. USD RFUCCT + 1.559%)(1)	12/01/35	2,294	2,304
Federal National Mortgage Association, Pool #549740 6.50%	10/01/27	525	526
Federal National Mortgage Association, Pool #735861 6.50%	09/01/33	19,609	20,498
Federal National Mortgage Association, Pool #253974 7.00%	08/01/31	255	268
Federal National Mortgage Association, Pool #545191 7.00%	09/01/31	271	285
Federal National Mortgage Association, Pool #630599 7.00%	05/01/32	1,353	1,434
Federal National Mortgage Association, Pool #655928 7.00%	08/01/32	728	772
Federal National Mortgage Association, Pool #735207 7.00%	04/01/34	399	419
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1M1 5.35% (30 day USD SOFR Average + 1.000%)(1),(2)	12/25/41	332,016	332,055
Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC) 6.50%	10/25/31	46,820	48,278
Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F) 9.80% (-30 day USD SOFR Average + 99.197%)(1)	01/25/34	1,402	1,442
Federal National Mortgage Association REMICS Series 2007-64, Class FA 4.93% (30 day USD SOFR Average + 0.584%)(1)	07/25/37	22,694	22,603
Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F) 1.59% (-30 day USD SOFR Average + 5.936%)(1)	11/25/36	343,743	27,244
Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC) 3.50%	06/25/47	2,145	2,078
Federal National Mortgage Association REMICS Series 2018-43, Class CT 3.00%	06/25/48	150,330	132,803
Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC) 4.00%	05/25/47	68,929	68,260
Federal National Mortgage Association Trust Series 2003- W6, Class 5T (I/O) (I/F) 0.55% (-30 day USD SOFR Average + 8.036%)(1)	09/25/42	4,539,049	54,002
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	18,135	15,672
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	310,240	268,116
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	34,061	30,462
Government National Mortgage Association, Pool #MA4511 4.00%	06/20/47	2,607	2,443
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	236,837	221,899
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	192,577	180,431
Government National Mortgage Association, Pool #782810 4.50%	11/15/39	255,170	252,352
Government National Mortgage Association, Pool #MA4588 4.50%	07/20/47	90,988	88,580
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	233,004	225,670
Government National Mortgage Association, Pool #MA8347 4.50%	10/20/52	1,217,158	1,167,135
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54	1,966,742	1,871,258
Government National Mortgage Association, Pool #MB0024 4.50%	11/20/54	881,807	838,859
Government National Mortgage Association, Pool #80968 4.63% (1 yr. CMT + 1.500%)(1)	07/20/34	6,234	6,325
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	10,450	10,462
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	498,653	499,232
Government National Mortgage Association, Pool #MA5530 5.00%	10/20/48	2,791	2,765
Government National Mortgage Association REMICS Series 2023-134, Class F 5.35% (30 day USD SOFR Average + 1.000%)(1)	08/20/53	535,935	535,000

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2024-30, Class AF 5.60% (30 day USD SOFR Average + 1.250%)(1)	02/20/54		$540,028	$542,379
Government National Mortgage Association REMICS Series 2024-30, Class CF 5.60% (30 day USD SOFR Average + 1.250%)(1)	02/20/54		1,322,745	1,327,251
Government National Mortgage Association, TBA 2.50%(5)	11/01/51		5,500,000	4,625,044
Government National Mortgage Association, TBA, 30 Year 4.00%(5)	04/01/52		2,425,000	2,233,048
Government National Mortgage Association, TBA
4.50%(5)	07/01/54		1,950,000	1,850,836
4.50%	08/01/54		1,625,000	1,542,522
5.00%(5)	03/01/55		4,600,000	4,490,732
5.00%	04/01/55		1,925,000	1,879,697
5.50%(5)	03/01/55		3,275,000	3,266,962
Uniform Mortgage-Backed Security, TBA
2.00%(5)	09/01/51		11,875,000	9,296,071
2.50%(5)	10/01/51		1,725,000	1,414,143
3.00%(5)	11/01/51		1,800,000	1,541,199
3.50%(5)	12/01/51		3,625,000	3,240,146
3.50%(5)	12/01/51		7,400,000	6,605,702
4.00%(5)	02/01/52		450,000	415,109
4.00%(5)	02/01/52		10,250,000	9,452,089
4.50%(5)	05/01/54		5,950,000	5,645,021
5.00%(5)	02/01/55		3,550,000	3,455,820
5.50%(5)	02/01/55		3,800,000	3,780,191

Total Residential Mortgage-backed Securities—Agency (Cost: $131,633,059)				130,126,625

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.3%
BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A 4.09%(2),(6)	08/10/38		1,095,000	1,060,334
CHI Commercial Mortgage Trust Series 2025-SFT, Class A 5.48%(2),(6)	04/15/42		1,750,000	1,775,447
Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4 6.49%	09/25/28		12,915	12,846
DC Office Trust Series 2019-MTC, Class A 2.97%(2)	09/15/45		765,000	690,774
Frost CMBS DAC Series 2021-1X, Class EUA 3.25% (3 mo. EUR EURIBOR + 1.150%)(1),(7)	11/20/33	EUR	1,292,776	1,473,572
GPMT Ltd. Series 2021-FL4, Class AS 6.17% (1 mo. USD Term SOFR + 1.814%)(1),(2)	12/15/36		2,380,000	2,352,408
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(2)	07/10/39		760,000	715,295
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(2)	06/05/39		740,000	692,184
MKT Mortgage Trust Series 2020-525M, Class A 2.69%(2)	02/12/40		520,000	455,859
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(2)	09/15/54		960,000	870,503
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A2B 4.14%(2),(6)	01/05/43		45,000	38,553
Taurus U.K. DAC Series 2021-UK4X, Class D 6.34% (1 day GBP SONIA + 2.100%)(1),(7)	08/17/31	GBP	447,596	592,332
Velocity Commercial Capital Loan Trust Series 2019-1, Class A 3.76%(2),(6)	03/25/49		1,049,901	1,001,789

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $11,989,526)				11,731,896

COMMERCIAL MORTGAGE-BACKED SECURITIES AGENCY—0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ42, Class A1 3.90%	07/25/29		1,354,472	1,335,629

Total Commercial Mortgage-backed Securities—Agency (Cost: $1,354,450)				1,335,629

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.6%
Banc of America Funding Trust Series 2003-2, Class 1A1 6.50%	06/25/32		3,134	3,163
Banc of America Funding Trust Series 2014-R6, Class 2A11 4.69%(2),(6)	07/26/36		1,700,000	1,487,901
Bear Stearns ALT-A Trust Series 2004-12, Class 1M1 5.40% (1 mo. USD Term SOFR + 1.044%)(1)	01/25/35		303,796	304,117
Chase Home Lending Mortgage Trust Series 2024-3, Class A4 6.00%(2),(6)	02/25/55		3,572,772	3,599,035
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A 5.50%(2),(6)	12/25/55		926,661	928,266
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1 4.65% (1 mo. USD Term SOFR + 0.294%)(1),(2)	05/25/36		22,913	21,806
CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1 5.59%(6)	08/25/34		45,004	42,186
CIM Trust Series 2021-R3, Class A1A 1.95%(2),(6)	06/25/57		1,489,224	1,374,968
Cross Mortgage Trust Series 2025-H5, Class A3 5.86%(2)	07/25/70		1,595,237	1,600,745
CSMC Trust Series 2022-ATH2, Class A1 4.55%(2),(6)	05/25/67		1,390,349	1,385,964
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1M1 5.85% (30 day USD SOFR Average + 1.500%)(1),(2)	10/25/43		2,107,721	2,115,602
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1 5.09%(6)	09/25/34		18,600	18,840
GCAT Trust Series 2025-NQM3, Class A1 5.55%(2)	05/25/70		1,189,273	1,191,842
GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5 5.50%(2),(6)	11/25/55		1,201,778	1,200,859
GSR Mortgage Loan Trust Series 2004-9, Class 5A7 4.94%(6)	08/25/34		762	760
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A 6.47% (1 mo. USD Term SOFR + 2.114%)(1)	10/25/37		1,119,514	1,036,451

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2 5.33% (1 mo. USD Term SOFR + 0.974%)(1)	09/25/34		$5,785	$5,003
IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A 5.27% (1 mo. USD Term SOFR + 0.914%)(1)	11/25/34		17,743	16,391
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.34%(6)	06/25/37		411,616	367,877
JPMorgan Mortgage Trust Series 2007-A3, Class 3A2 5.03%(6)	05/25/37		78,847	68,953
JPMorgan Mortgage Trust Series 2021-INV5, Class A3 3.00%(2),(6)	12/25/51		2,496,684	2,287,846
MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2 4.40%(6)	01/25/34		20,852	20,388
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.72%(6)	10/25/32		3,386	3,325
New York Mortgage Trust Series 2005-3, Class A1 4.95% (1 mo. USD Term SOFR + 0.594%)(1)	02/25/36		146,021	145,273
RBSSP Resecuritization Trust Series 2009-12, Class 17A2 6.21%(2),(6)	10/25/35		98,453	98,458
Residential Asset Mortgage Products Trust Series 2003-SL1, Class A41 8.00%	04/25/31		15,201	6,789
Residential Asset Mortgage Products Trust Series 2004-SL1, Class A7 7.00%	11/25/31		4,542	3,933
Residential Asset Securitization Trust Series 2004-IP2, Class 2A1 3.94%(6)	12/25/34		9,727	8,837
Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A 5.97%(6)	10/25/34		408,676	392,486
Structured Asset Mortgage Investments II Trust Series 2005- AR1, Class A1 4.95% (1 mo. USD Term SOFR + 0.594%)(1)	04/19/35		193,818	190,079
Structured Asset Mortgage Investments II Trust Series 2005- AR8, Class A2 6.23% (1 yr. MTA + 1.480%)(1)	02/25/36		174,652	148,610
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A3 6.03% (1 mo. USD Term SOFR + 1.674%)(1)	10/25/45		260,817	263,013

Total Residential Mortgage-backed Securities—Non-agency (Cost: $20,389,584)				20,339,766

CORPORATE BONDS—27.4%
Agriculture—0.5%
Altria Group, Inc. 4.88%	02/04/28		1,050,000	1,060,143
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27		145,000	142,370
BAT International Finance PLC (United Kingdom) 1.67%	03/25/26		330,000	323,915
Imperial Brands Finance PLC (United Kingdom) 6.13%(2)	07/27/27		385,000	395,903

				1,922,331

Airlines—0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(2)	04/20/29		225,000	225,049

Auto Manufacturers—0.3%
Volkswagen Financial Services AG (Germany) 3.88%(7)	11/19/31	EUR	500,000	581,258
Volkswagen Group of America Finance LLC (Germany) 5.65%(2)	03/25/32		100,000	101,256
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(1),(7),(8)	09/06/32	EUR	200,000	261,668

				944,182

Banks—8.0%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(1)	03/11/27		1,775,000	1,743,316
1.92% (1 day USD SOFR + 1.370%)(1)	10/24/31		1,135,000	991,048
2.09% (1 day USD SOFR + 1.060%)(1)	06/14/29		3,175,000	2,972,689
2.55% (1 day USD SOFR + 1.050%)(1)	02/04/28		160,000	155,480
2.69% (1 day USD SOFR + 1.320%)(1)	04/22/32		130,000	116,632
3.42% (3 mo. USD Term SOFR + 1.302%)(1)	12/20/28		360,000	351,637
Citibank NA 4.91%	05/29/30		280,000	284,500
Citigroup, Inc.
2.52% (SOFR + 1.177%)(1)	11/03/32		525,000	458,383
2.67% (1 day USD SOFR + 1.146%)(1)	01/29/31		115,000	105,410
3.52% (3 mo. USD Term SOFR + 1.413%)(1)	10/27/28		1,505,000	1,472,748
Goldman Sachs Group, Inc.
2.38% (SOFR + 1.248%)(1)	07/21/32		35,000	30,579
2.65% (1 day USD SOFR + 1.264%)(1)	10/21/32		774,000	682,320
3.75%	02/25/26		20,000	19,914
3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%)(1)	04/23/29		2,480,000	2,435,335
HSBC Holdings PLC (United Kingdom) 4.76% (1 day USD SOFR + 2.110%)(1)	06/09/28		395,000	396,007
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(1)	02/04/27		2,405,000	2,363,105
1.05% (SOFR + 0.800%)(1)	11/19/26		275,000	272,005
1.58% (1 day USD SOFR + 0.885%)(1)	04/22/27		1,035,000	1,012,872
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29		30,000	28,123

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
2.55% (1 day USD SOFR + 1.180%)(1)	11/08/32		$740,000	$650,630
4.01% (3 mo. USD Term SOFR + 1.382%)(1)	04/23/29		3,055,000	3,020,998
Lloyds Banking Group PLC (United Kingdom) 4.72% (1 yr. CMT + 1.750%)(1)	08/11/26		1,036,000	1,035,927
Morgan Stanley
2.51% (1 day USD SOFR + 1.200%)(1)	10/20/32		290,000	253,959
2.94% (1 day USD SOFR + 1.290%)(1)	01/21/33		865,000	773,543
PNC Financial Services Group, Inc. 6.88% (1 day USD SOFR + 2.284%)(1)	10/20/34		160,000	178,797
Santander U.K. Group Holdings PLC (United Kingdom) 2.47% (1 day USD SOFR + 1.220%)(1)	01/11/28		645,000	624,566
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(1)	06/02/28		4,555,000	4,385,599
2.57% (3 mo. USD Term SOFR + 1.262%)(1)	02/11/31		495,000	454,148
5.24% (1 day USD SOFR + 1.110%)(1)	01/24/31		470,000	481,379
5.57% (1 day USD SOFR + 1.740%)(1)	07/25/29		895,000	921,707

				28,673,356

Chemicals—0.4%
International Flavors & Fragrances, Inc.
1.23%(2)	10/01/25		391,000	388,349
2.30%(2)	11/01/30		975,000	860,857

				1,249,206

Commercial Services—0.2%
AA Bond Co. Ltd. (United Kingdom) 8.45%(7)	07/31/50	GBP	185,000	260,465
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(2)	05/21/30		181,000	186,559
OT Midco, Inc. 10.00%(2)	02/15/30		330,000	272,240

				719,264

Computers—0.2%
Dell International LLC/EMC Corp.
4.75%	04/01/28		470,000	473,948
5.00%	04/01/30		390,000	395,717

				869,665

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26		1,295,000	1,261,317
Air Lease Corp.
3.25%	10/01/29		525,000	498,923
3.63%	12/01/27		355,000	348,120
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(1)	07/20/33		300,000	301,062
Avolon Holdings Funding Ltd. (Ireland) 2.53%(2)	11/18/27		308,000	293,293
Jane Street Group/JSG Finance, Inc. 6.13%(2)	11/01/32		311,000	309,004

				3,011,719

Electric—1.5%
Alliant Energy Finance LLC 3.60%(2)	03/01/32		175,000	158,858
Amprion GmbH (Germany) 0.63%(7)	09/23/33	EUR	100,000	90,972
Appalachian Power Co. 3.30%	06/01/27		410,000	401,714
Duke Energy Corp. 2.65%	09/01/26		30,000	29,409
Elia Group SA (Belgium) 3.88%(7)	06/11/31	EUR	200,000	233,236
Eurogrid GmbH (Germany) 0.74%(7)	04/21/33	EUR	400,000	372,789
Eversource Energy 4.60%	07/01/27		595,000	595,952
FirstEnergy Pennsylvania Electric Co. 5.15%(2)	03/30/26		500,000	501,520
FirstEnergy Transmission LLC 2.87%(2)	09/15/28		853,000	812,167
Public Service Co. of New Mexico 3.85%	08/01/25		1,405,000	1,405,000
Scottish Hydro Electric Transmission PLC (United Kingdom) 3.38%(7)	09/04/32	EUR	290,000	332,612
TenneT Holding BV (Netherlands) 4.75%(7)	10/28/42	EUR	110,000	137,186
Trans-Allegheny Interstate Line Co. 5.00%(2)	01/15/31		130,000	131,795

				5,203,210

Engineering & Construction—0.1%
Heathrow Funding Ltd. (United Kingdom) 1.13%(7)	10/08/32	EUR	435,000	451,277

Entertainment—0.3%
FDJ UNITED (France) 3.38%(7)	11/21/33	EUR	300,000	337,974
Flutter Treasury DAC (Ireland) 5.00%(2)	04/29/29	EUR	190,000	225,111
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(2)	11/15/29		114,000	111,805
WarnerMedia Holdings, Inc. 4.28%	03/15/32		472,000	397,608

				1,072,498

Food—0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%	02/02/29		195,000	185,113
6.75%	03/15/34		885,000	962,606
Pilgrim’s Pride Corp. 3.50%	03/01/32		510,000	458,184

				1,605,903

Foreign Government Bonds—0.8%
Brazil Government International Bonds 6.63%	03/15/35		500,000	502,660
Colombia Government International Bonds 7.75%	11/07/36		500,000	499,315
Hungary Government International Bonds 5.50%(7)	06/16/34		336,000	332,324
Mexico Government International Bonds 6.35%	02/09/35		850,000	865,300

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Foreign Government Bonds (Continued)
Panama Government International Bonds 6.40%	02/14/35		$379,000	$373,061
Republic of South Africa Government International Bonds 5.88%	04/20/32		267,000	260,950

				2,833,610

Gas—0.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(2)	06/01/28		170,000	175,175
Boston Gas Co. 3.76%(2)	03/16/32		1,400,000	1,296,022
National Gas Transmission PLC (United Kingdom) 4.25%(7)	04/05/30	EUR	645,000	771,582

				2,242,779

Health Care-Products—0.7%
Alcon Finance Corp. 2.75%(2)	09/23/26		700,000	684,509
American Medical Systems Europe BV 3.00%	03/08/31	EUR	700,000	798,680
Medtronic Global Holdings SCA 1.00%	07/02/31	EUR	210,000	214,115
Medtronic, Inc. 3.65%	10/15/29	EUR	185,000	218,748
Sartorius Finance BV (Germany) 4.50%(7)	09/14/32	EUR	100,000	119,643
Stryker Corp. 3.38%	09/11/32	EUR	450,000	516,816

				2,552,511

Health Care-Services—2.5%
Baylor Scott & White Holdings 2.65%	11/15/26		1,530,000	1,498,895
Centene Corp. 3.00%	10/15/30		905,000	788,137
Elevance Health, Inc. 5.20%	02/15/35		335,000	334,956
Fortrea Holdings, Inc. 7.50%(2)	07/01/30		119,000	108,770
HCA, Inc. 5.88%	02/15/26		2,230,000	2,231,650
Humana, Inc. 5.55%	05/01/35		780,000	782,348
IQVIA, Inc. 5.70%	05/15/28		725,000	743,060
Kedrion SpA (Italy) 6.50%(2)	09/01/29		188,000	182,324
ModivCare, Inc. 5.00%(2),(9)	10/01/29		877,800	241,395
UnitedHealth Group, Inc. 5.15%	07/15/34		1,905,000	1,911,439

				8,822,974

Insurance—0.5%
Farmers Exchange Capital 7.05%(2)	07/15/28		1,245,000	1,309,703
Trinity Acquisition PLC 4.40%	03/15/26		535,000	534,235

				1,843,938

Internet—0.1%
Snap, Inc. 6.88%(2)	03/01/33		359,000	368,086

Investment Companies—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%	06/15/30		299,000	290,634

Lodging—0.4%
Hilton Domestic Operating Co., Inc. 5.75%(2)	09/15/33		215,000	215,262
Hyatt Hotels Corp. 5.05%	03/30/28		720,000	727,589
Las Vegas Sands Corp. 6.00%	06/14/30		485,000	499,487

				1,442,338

Machinery-Diversified—0.0%
Oregon Tool Lux LP 7.88%(2)	10/15/29		3,127	1,376

Media—0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%	04/01/31		1,470,000	1,303,581
CSC Holdings LLC
5.75%(2)	01/15/30		129,000	63,778
11.75%(2)	01/31/29		755,000	706,839
DISH Network Corp. 11.75%(2)	11/15/27		55,000	57,327
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(2)	05/15/29		360,000	352,112
VZ Secured Financing BV (Netherlands) 5.00%(2)	01/15/32		208,000	183,254

				2,666,891

Mining—0.1%
Corp. Nacional del Cobre de Chile 5.95%(7)	01/08/34		500,000	511,305

Office/Business Equipment—0.1%
Xerox Corp. 10.25%(2)	10/15/30		176,000	181,437

Oil & Gas—0.2%
KazMunayGas National Co. JSC (Kazakhstan) 3.50%(7)	04/14/33		650,000	567,814

Oil & Gas Services—0.1%
USA Compression Partners LP/USA Compression Finance Corp. 7.13%(2)	03/15/29		358,000	366,238

Packaging & Containers—0.5%
Amcor Finance USA, Inc. 3.63%	04/28/26		1,450,000	1,438,415
Berry Global, Inc. 4.88%(2)	07/15/26		491,000	490,867

				1,929,282

Pharmaceuticals—0.7%
1261229 BC Ltd. 10.00%(2)	04/15/32		304,000	309,709
Bayer U.S. Finance II LLC (Germany) 5.50%(2)	08/15/25		1,100,000	1,100,066
CVS Health Corp.
5.30%	06/01/33		472,000	474,997
5.70%	06/01/34		335,000	343,171

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.13%	06/01/31	EUR	344,000	$395,050

				2,622,993

Pipelines—0.3%
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(8)	09/30/29		$185,000	185,161
9.88%(2)	02/01/32		222,000	239,696
Venture Global Plaquemines LNG LLC
6.50%(2)	01/15/34		372,000	382,784
6.75%(2)	01/15/36		190,000	195,510

				1,003,151

Real Estate—0.3%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(7)	05/04/28	EUR	325,000	353,792
LEG Immobilien SE (Germany) 0.88%(7)	03/30/33	EUR	200,000	185,100
Vonovia SE (Germany) 0.75%(7)	09/01/32	EUR	500,000	473,644

				1,012,536

REIT—3.3%
American Assets Trust LP (REIT) 6.15%	10/01/34		420,000	420,563
American Tower Corp. 3.60%	01/15/28		1,260,000	1,236,110
Crown Castle, Inc. (REIT) 2.50%	07/15/31		633,000	554,033
CubeSmart LP 4.38%	02/15/29		673,000	666,728
Digital Dutch Finco BV
1.00% (7)	01/15/32	EUR	160,000	155,767
1.25% (7)	02/01/31	EUR	255,000	260,276
DOC Dr. LLC (REIT) 3.95%	01/15/28		423,000	418,051
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	400,000	444,789
Extra Space Storage LP 3.90%	04/01/29		385,000	376,707
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28		915,000	935,240
Healthcare Realty Holdings LP
3.50%	08/01/26		225,000	222,244
3.63%	01/15/28		911,000	885,410
Host Hotels & Resorts LP
3.38%	12/15/29		758,000	711,080
5.70%	06/15/32		425,000	431,396
Hudson Pacific Properties LP
3.95%	11/01/27		220,000	208,294
4.65%	04/01/29		418,000	364,835
Kilroy Realty LP (REIT) 4.25%	08/15/29		221,000	213,331
Lineage OP LP 5.25%(2)	07/15/30		350,000	351,578
LXP Industrial Trust 6.75%	11/15/28		975,000	1,030,438
Prologis Euro Finance LLC (REIT) 4.63%	05/23/33	EUR	120,000	147,860
Realty Income Corp. (REIT) 4.88%	07/06/30	EUR	820,000	1,009,505
VICI Properties LP/VICI Note Co., Inc.
3.88%(2)	02/15/29		90,000	87,145
5.75%(2)	02/01/27		350,000	353,822
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	250,000	295,950

				11,781,152

Retail—0.3%
AutoZone, Inc. 5.13%	06/15/30		205,000	209,666
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(2)	07/01/32		300,000	309,318
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(2)	04/01/26		246,000	244,270
5.88%(2)	04/01/29		272,000	251,437
Michaels Cos., Inc. 5.25%(2)	05/01/28		238,000	190,533

				1,205,224

Semiconductors—0.4%
Foundry JV Holdco LLC 5.50%(2)	01/25/31		1,400,000	1,430,366

Software—0.6%
Open Text Corp. (Canada) 6.90%(2)	12/01/27		1,380,000	1,425,416
Oracle Corp. 4.80%	08/03/28		600,000	606,672

				2,032,088

Telecommunications—1.0%
Altice Financing SA (Luxembourg) 9.63%(2)	07/15/27		145,000	133,436
EchoStar Corp. 10.75%	11/30/29		30,000	31,654
Global Switch Finance BV (United Kingdom) 1.38%(7)	10/07/30	EUR	925,000	989,159
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(2)	09/20/29		981,750	985,441
T-Mobile USA, Inc.
2.25%	02/15/26		700,000	690,536
3.75%	04/15/27		875,000	865,060

				3,695,286

Transportation—0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(7)	09/02/30	AUD	310,000	179,337
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	290,000	172,680

				352,017

Water—0.2%
Holding d’Infrastructures des Metiers de l’Environnement (France) 4.88%(7)	10/24/29	EUR	100,000	119,035
Suez SACA (France) 2.88%(7)	05/24/34	EUR	300,000	321,849
United Utilities Water Finance PLC (United Kingdom) 3.75%(7)	05/23/34	EUR	215,000	247,107
Yorkshire Water Finance PLC (United Kingdom) 6.38%(7)	11/18/34	GBP	135,000	183,626

				871,617

Total Corporate Bonds (Cost: $97,276,802)				98,575,303

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS—0.6%
City of New York, General Obligation Unlimited 1.70%	03/01/29	$250,000	$229,223
Commonwealth of Massachusetts, Revenue Bonds 4.11%	07/15/31	453,994	452,350
County of Miami-Dade Aviation Revenue, Series D 3.50%	10/01/31	245,000	231,169
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 5.00%	02/01/51	350,000	351,134
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F-3
5.13%	02/01/35	3,000	3,045
5.15%	02/01/36	3,000	3,033
New York City Transitional Finance Authority, Revenue Bonds 5.00%	11/01/53	85,000	85,505
New York State Dormitory Authority, Revenue Bonds
1.95%	03/15/29	590,000	547,769
5.50%	03/15/30	53,822	54,496
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/53	180,000	180,400

Total Municipal Bonds (Cost: $2,209,677)			2,138,124

FOREIGN GOVERNMENT BONDS—0.4%
Guatemala Government Bonds 6.60%(7)	06/13/36	551,000	565,464
Israel Government International Bonds 5.38%	02/19/30	450,000	459,900
Romania Government International Bonds 6.38%(7)	01/30/34	562,000	560,988

Total Foreign Government Bonds (Cost: $1,553,430)			1,586,352

U.S. TREASURY SECURITIES—20.9%
U.S. Treasury Bonds
4.75%	05/15/55	29,260,000	28,619,938
4.75%(4)	08/15/55	1,165,000	1,142,171
U.S. Treasury Inflation-Indexed Notes 1.88%	07/15/35	3,984,298	3,949,669
U.S. Treasury Notes
3.88%	07/31/27	2,115,000	2,112,356
3.88%	07/31/30	8,065,000	8,035,701
4.00%	07/31/32	19,365,000	19,200,095
4.25%	05/15/35	12,081,000	11,976,235

Total U.S. Treasury Securities (Cost: $74,783,617)			75,036,165

BANK LOANS—2.5%
Advertising—0.0%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.55% (3 mo. USD Term SOFR + 4.250%)(1)	10/28/27	53,454	41,842

			41,842

Aerospace & Defense—0.0%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(1)	02/11/32	29,925	30,056
TransDigm, Inc. 2023 Term Loan J 6.80% (3 mo. USD Term SOFR + 2.500%)(1)	02/28/31	36,571	36,720
TransDigm, Inc. 2024 Term Loan I 7.05% (3 mo. USD Term SOFR + 2.750%)(1)	08/24/28	22,303	22,410

			89,186

Apparel—0.0%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28	43,412	43,384

			43,384

Beverages—0.1%
Celsius Holdings, Inc. Term Loan 7.54% (3 mo. USD Term SOFR + 3.250%)(1)	04/01/32	44,044	44,466
City Brewing Co. LLC 2024 1st Out New Money Term Loan 0.00%(1),(10)	04/05/28	1	—
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29	245,112	244,653
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(1)	01/24/29	62,062	47,186
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 6.000%)(1)	01/24/30	370	177
Primo Brands Corp. 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(1)	03/31/28	11,396	11,435

			347,917

Commercial Services—0.1%
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(1)	10/16/31	32,350	32,540
Boost Newco Borrower LLC 2025 USD Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(1)	01/31/31	52,022	52,168
CCRR Parent, Inc. Term Loan B 8.70% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28	18,120	6,342
CCRR Parent, Inc. US Acquisition Facility 8.68% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28	51,085	17,880
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(1)	07/06/29	30,750	30,878
Kelso Industries LLC Term Loan 10.11% (1 mo. USD Term SOFR + 5.750%)(1),(11)	12/30/29	75,799	76,367

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
KUEHG Corp. 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(1)	06/12/30	$16,523	$16,559
Ryan LLC Term Loan 7.86% (1 mo. USD Term SOFR + 3.500%)(1)	11/14/30	36,090	36,163
TruGreen LP 2020 Term Loan 8.46% (1 mo. USD Term SOFR + 4.000%)(1)	11/02/27	182,376	176,221

			445,118

Computers—0.1%
McAfee LLC 2024 USD 1st Lien Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	10,952	10,614
Peraton Corp. Term Loan B 8.21% (1 mo. USD Term SOFR + 3.750%)(1)	02/01/28	66,967	59,784
Tempo Acquisition LLC 2025 Repriced Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	250,000	249,629
Twitter, Inc. Term Loan 10.96% (3 mo. USD Term SOFR + 6.500%)(1)	10/26/29	66,794	65,202

			385,229

Cosmetics/personal Care—0.0%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(1)	04/28/32	41,781	42,013

			42,013

Distribution & wholesale—0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	70,838	70,892

			70,892

Diversified Financial Services—0.2%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.10% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	445,608	446,317
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(1)	03/12/29	47,667	47,916
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(1)	04/09/27	126,854	125,925
Jane Street Group LLC 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(1)	12/15/31	64,137	63,931

			684,089

Electric—0.2%
Alpha Generation LLC Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(1)	09/30/31	59,629	59,626
Calpine Corp. 2024 Term Loan B10 6.11% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/31	108,371	108,509
Calpine Corp. 2024 Term Loan B5 6.11% (1 mo. USD Term SOFR + 1.750%)(1)	02/15/32	80,689	80,756
Cornerstone Generation LLC Term Loan B 0.00% (10)	10/28/31	22,915	23,105
Edgewater Generation LLC 2025 Repriced Term Loan 7.36% (1 mo. USD Term SOFR + 3.000%)(1)	08/01/30	29,932	30,103
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 2.500%)(1)	11/06/31	26,269	26,370
Potomac Energy Center LLC 2025 Term Loan 0.00% (10)	03/14/32	24,557	24,603
Potomac Energy Center LLC Term Loan 10.56% (3 mo. USD Term SOFR + 6.000%)(1)	11/12/26	28,509	28,616
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(1)	08/29/31	25,374	25,501
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(1)	08/29/31	1,632	1,640
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.11% (1 mo. USD Term SOFR + 1.750%)(1)	12/20/30	152,247	152,656

			561,485

Electrical Components & Equipment—0.0%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	59,824	52,433

			52,433

Electronics—0.0%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	94,525	94,998

			94,998

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Engineering & Construction—0.0%
Artera Services LLC 2024 Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(1)	02/15/31	$73,970	$61,705

			61,705

Entertainment—0.1%
DK Crown Holdings, Inc. 2025 Term Loan B 6.08% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	29,872	29,875
Flutter Financing BV 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(1)	06/04/32	87,598	87,744
GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3 7.02% (3 mo. USD Term SOFR + 2.750%)(1)	10/31/29	29,679	29,766
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(1)	08/16/31	95,237	95,684
UFC Holdings LLC 2024 Term Loan B 6.57% (3 mo. USD Term SOFR + 2.250%)(1)	11/21/31	28,564	28,676
Voyager Parent LLC Term Loan B 9.04% (3 mo. USD Term SOFR + 4.750%)(1)	07/01/32	62,881	63,016

			334,761

Food—0.1%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 10.50% (3 mo. USD Term SOFR + 3.000%)(1)	06/09/28	53,373	53,507
United Natural Foods, Inc. 2024 Term Loan 9.11% (1 mo. USD Term SOFR + 4.750%)(1)	05/01/31	83,598	84,374

			137,881

Health Care-products—0.0%
Antylia Scientific Term Loan 8.29% (3 mo. USD Term SOFR + 4.000%)(1)	05/27/32	41,343	40,654

			40,654

Health Care-services—0.1%
Heartland Dental LLC 2024 Term Loan 8.86% (1 mo. USD Term SOFR + 4.500%)(1)	04/28/28	28,833	28,929
IQVIA, Inc. 2025 Repriced Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(1)	01/02/31	118,924	119,705
Modivcare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(1)	07/01/31	258,791	166,059
Modivcare, Inc. 2025 Incremental Term Loan 11.78% (3 mo. USD Term SOFR + 7.500%)(1)	01/12/26	62,420	48,629
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.82% (3 mo. USD Term SOFR + 3.250%)(1)	12/29/28	25,784	22,668
Star Parent, Inc. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(1)	09/27/30	17,318	17,148

			403,138

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(1)	07/31/28	45,810	45,840

			45,840

Insurance—0.1%
AmWINS Group, Inc. 2025 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(1)	01/30/32	253,615	254,086
Asurion LLC 2021 Second Lien Term Loan B4 9.72% (1 mo. USD Term SOFR + 5.250%)(1)	01/20/29	36,215	34,144

			288,230

Internet—0.1%
Arches Buyer, Inc. 2021 Term Loan B 7.71% (1 mo. USD Term SOFR + 3.250%)(1)	12/06/27	51,007	51,043
Barracuda Networks, Inc. 2022 Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	28,150	22,930
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	83,611	84,439
Magnite, Inc. 2025 Repriced Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(1)	02/06/31	55,746	56,013
MH Sub I LLC 2023 Term Loan 8.61% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	46,757	44,714
MH Sub I LLC 2024 Term Loan B4 8.61% (1 mo. USD Term SOFR + 4.250%)(1)	12/31/31	73,215	65,624
Red Ventures LLC 2024 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(1)	03/04/30	47,685	41,665

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Internet (Continued)
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	$20,425	$20,380
TripAdvisor, Inc. Term Loan 7.11% (1 mo. USD Term SOFR + 2.750%)(1)	07/08/31	37,527	37,246

			424,054

Leisure Time—0.0%
Sabre GLBL, Inc. 2022 1st Lien Term Loan B 9.46% (1 mo. USD Term SOFR + 5.000%)(1)	06/30/28	15,806	15,766
Sabre GLBL, Inc. 2024 Term Loan B1 10.46% (1 mo. USD Term SOFR + 6.000%)(1)	11/15/29	15,085	15,104

			30,870

Lodging—0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.10% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	343,841	345,010
Station Casinos LLC 2024 Term Loan B 6.36% (10)	03/14/31	22,849	22,900

			367,910

Machinery-construction & Mining—0.1%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.58% (1 mo. USD Term SOFR + 2.250%)(1)	01/27/31	249,370	249,828

			249,828

Machinery-diversified—0.0%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.67% (3 mo. USD Term SOFR + 5.350%)(1)	10/15/29	11,385	11,631
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(1)	10/15/29	38,469	31,749

			43,380

Media—0.1%
Charter Communications Operating LLC 2024 Term Loan B5 6.54% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	141,675	141,834
NEP Group, Inc. 2023 Term Loan B 7.84% (3 mo. USD Term SOFR + 3.250%)(1)	08/19/26	30,859	29,378
Virgin Media Bristol LLC USD Term Loan N 6.96% (1 mo. USD Term SOFR + 2.500%)(1)	01/31/28	23,431	23,187

			194,399

Miscellaneous Manufacturers—0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(1)	06/14/32	176,017	175,137

			175,137

Office/business Equipment—0.0%
Xerox Holdings Corp. 2023 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(1)	11/17/29	60,321	56,752

			56,752

Packaging & Containers—0.0%
Balcan Innovations, Inc. Term Loan B 9.06% (3 mo. USD Term SOFR + 4.750%)(1)	10/18/31	44,601	41,033

			41,033

Pharmaceuticals—0.0%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.48% (3 mo. USD Term SOFR + 2.000%)(1)	11/15/27	2	2
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	45,518	45,749

			45,751

Reit—0.6%
Healthpeak Properties, Inc. 2024 Term Loan A3 5.25% (10)	03/01/29	565,051	550,925
Healthpeak Properties, Inc. Term Loan A1 5.30% (1 mo. USD Term SOFR + 0.840%)(1)	08/20/27	279,976	277,876
Healthpeak Properties, Inc. Term Loan A2 5.30% (1 mo. USD Term SOFR + 0.840%)(1)	02/22/27	279,976	277,876
Invitation Homes Operating Partnership LP 2024 Term Loan 5.29% (1 mo. USD Term SOFR + 0.850%)(1)	09/09/28	796,510	784,562
Iron Mountain, Inc. 2022 Term Loan A 0.00% (10)	03/18/30	350,000	348,250

			2,239,489

Retail—0.1%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 6.11% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	20,053	20,033
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(1)	11/01/31	51,586	49,769
KFC Holding Co. 2021 Term Loan B 6.21% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	79,872	80,331
Peer Holding III BV 2025 Term Loan B5B 6.80% (10)	07/01/31	95,758	96,132

			246,265

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software—0.2%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.11% (1 mo. USD Term SOFR + 3.750%)(1)	12/29/28		$21,312	$20,325
Castle U.S. Holding Corp. USD Term Loan B 8.34% (3 mo. USD Term SOFR + 3.750%)(1)	01/29/27		29,868	16,704
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(1)	03/29/29		42,058	42,178
DTI Holdco, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29		27,728	27,411
EagleView Technology Corp. 2025 Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(1)	08/14/28		226,550	222,762
ECI Macola Max Holding LLC 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(1)	05/09/30		28,444	28,559
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(1)	01/30/32		29,837	29,845
Modena Buyer LLC Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(1)	07/01/31		15,778	15,504
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(1)	04/05/30		74,319	68,759

				472,047

Telecommunications—0.0%
Frontier Communications Corp. 2025 Term Loan B 6.79% (1)	07/01/31		24,779	24,837
Zayo Group Holdings, Inc. 2022 USD Incremental Term Loan B 8.53% (1 mo. USD Term SOFR + 4.175%)(1)	03/09/27		61,874	60,328

				85,165

Total Bank Loans (Cost: $8,993,730)				8,842,875

Total Fixed Income Securities (Cost: $388,618,290)				387,893,876

CONVERTIBLE SECURITIES—0.2%

CONVERTIBLE CORPORATE BONDS—0.2%

Beverages—0.1%
Davide Campari-Milano NV (Italy) 2.38% (7)	01/17/29	EUR	200,000	223,970

Commercial Services—0.1%
Worldline SA (France) 0.00% (7),(12)	07/30/26	EUR	610,000	678,443

Total Convertible Corporate Bonds (Cost: $836,502)				902,413

Total Convertible Securities (Cost: $836,502)				902,413

COMMON STOCK—0.1%

Security		Shares

Media—0.1%
SES SA(13)			20,560	239,658

Telecommunications—0.0%
Intelsat SA(3),(13)			20,560	11,513

Total Common Stock (Cost: $—)				251,171

INVESTMENT COMPANIES—0.9%
TCW Private Asset Income Fund—I Class(13),(14)			329,139	3,294,682

Total Investment Companies (Cost: $3,290,749)				3,294,682

MONEY MARKET INVESTMENTS—9.2%
TCW Central Cash Fund, 4.34%(14),(15)			32,983,145	32,983,145

Total Money Market Investments (Cost: $32,983,145)				32,983,145

PURCHASED OPTIONS(16) (0.0%) (Cost: $162,434)				136,470

Total Investments (118.3%) (Cost: $425,891,120)				425,461,757
Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)				104
Liabilities In Excess Of Other Assets (-18.3%)				(65,827,006)

Net Assets (100.0%)				$359,634,855

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
286	5-Year U.S. Treasury Note Futures	09/30/25	$30,954,086	$30,937,156	$(16,930)
88	U.S. Long Bond Futures	09/19/25	9,985,250	10,048,500	63,250
375	2-Year U.S. Treasury Note Futures	09/30/25	77,713,127	77,619,141	(93,986)

			$118,652,463	$118,604,797	$(47,666)

Short Futures
3	3 Year Australian Bond Futures	09/15/25	$(206,551)	$(206,892)	$(341)
7	Euro-Bobl Future	09/8/25	(943,190)	(936,799)	6,391
50	Euro-Bund Future	09/8/25	(7,469,309)	(7,400,679)	68,630
1	Long Gilt Futures	09/26/25	(120,508)	(121,711)	(1,203)
2	U.S. Ultra Long Bond Futures	09/19/25	(238,372)	(234,625)	3,747

			$(8,977,930)	$(8,900,706)	$77,224

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(17)
Goldman Sachs & Co.	AUD	4,697	10/10/25	$3,027	$3,028	$1
Goldman Sachs & Co.	EUR	1,399,233	10/10/25	1,648,300	1,608,599	(39,701)

				$1,651,327	$1,611,627	$(39,700)

SELL(18)
Goldman Sachs & Co.	AUD	375,506	10/10/25	$247,852	$242,071	$5,781
JP Morgan Chase Bank	AUD	183,191	10/10/25	119,543	118,095	1,448
Goldman Sachs & Co.	EUR	878,667	10/10/25	1,032,246	1,010,141	22,105
JP Morgan Chase Bank	EUR	13,082,656	10/10/25	15,408,417	15,040,200	368,217
Goldman Sachs & Co.	GBP	139,058	10/10/25	186,686	184,142	2,544
Citibank N.A.	GBP	648,000	10/10/25	880,493	858,085	22,408

				$17,875,237	$17,452,734	$422,503

PURCHASED SWAPTIONS—OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.05	1/30/26	18,252,000	$18,252,000	$18,267	$20,990	$(2,723)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.03	2/27/26	18,252,000	18,252,000	23,178	23,728	(550)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	18,252,000	18,252,000	29,215	30,608	(1,393)
5-Year Interest Rate Swap	Bank Of America	4.22	1/30/26	7,627,000	7,627,000	17,518	23,644	(6,126)
5-Year Interest Rate Swap	Goldman Sachs International	4.22	2/27/26	7,627,000	7,627,000	21,722	29,371	(7,649)
5-Year Interest Rate Swap	Goldman Sachs International	4.22	3/31/26	7,627,000	7,627,000	26,570	34,093	(7,523)

Total Swaptions						$136,470	$162,434	$(25,964)

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $68,858,188 or 19.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $12,925,566 or 3.6% of net assets.
(8)	Perpetual maturity.
(9)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(10)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(11)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $13,300, at an interest rate of 10.11% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(12)	Security is not accruing interest.
(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(16)	See options table for description of purchased options.
(17)	Fund buys foreign currency, sells USD.
(18)	Fund sells foreign currency, buys USD.

TCW Core Plus Bond ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Core Plus Bond ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$144,083,145	$111,100,000	32,983,145	$32,983,145	$465,014	$—	$—	$—
TCW Private Asset Income Fund—I Class	—	3,290,749	—	329,139	3,294,682	46,181	—	—	3,933

Total					$36,277,827	$511,195	$—	$—	$3,933

TCW Core Plus Bond ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Mortgage Securities	45.5%
Government	22.7
Financial	13.9
Asset Backed Securities	10.2
Money Market Investments	9.2
Consumer, Non-cyclical	5.6
Utilities	2.5
Communications	2.1
Consumer, Cyclical	1.7
Technology	1.6
Industrial	1.3
Funds	0.9
Energy	0.6
Basic Materials	0.5

Total	118.3%

TCW Core Plus Bond ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$130,126,625	$—	$130,126,625
Corporate Bonds	—	98,575,303	—	98,575,303
U.S. Treasury Securities	—	75,036,165	—	75,036,165
Asset-Backed Securities	—	36,597,433	1,583,708	38,181,141
Residential Mortgage-Backed Securities—Non-Agency	—	20,339,766	—	20,339,766
Commercial Mortgage-Backed Securities—Non-Agency	—	11,731,896	—	11,731,896
Bank Loans	—	8,842,875	—	8,842,875
Municipal Bonds	—	2,138,124	—	2,138,124
Foreign Government Bonds	—	1,586,352	—	1,586,352
Commercial Mortgage-Backed Securities—Agency	—	1,335,629	—	1,335,629

Total Fixed Income Securities	—	386,310,168	1,583,708	387,893,876

Money Market Investments	32,983,145	—	—	32,983,145
Investment Companies	3,294,682	—	—	3,294,682
Convertible Corporate Bonds	—	902,413	—	902,413
Common Stock	—	239,658	11,513	251,171
Purchased Swaptions—OTC	—	136,470	—	136,470
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	104	—	104

Total Investments	$36,277,827	$387,588,813	$1,595,221	$425,461,861

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	422,504	—	422,504
Futures Contracts
Interest Rate Risk	142,018	—	—	142,018

Total	$36,419,845	$388,011,317	$1,595,221	$426,026,383

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(112,460)	$—	$—	$(112,460)
Forward Currency Contracts
Foreign Currency Risk	—	(39,701)	—	(39,701)

Total	$(112,460)	$(39,701)	$—	$(152,161)

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—97.7% of Net Assets
ASSET-BACKED SECURITIES—0.1%
Skyline Aviation, Inc. Class A 3.23% (1)	07/03/38		$33,446	$30,986

Total Asset-backed Securities (Cost: $33,445)				30,986

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.0%
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 1.54% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41		17,025	1,265
Federal National Mortgage Association REMICS Series 2012-128, Class UA 2.50%	06/25/42		6,926	5,989

Total Residential Mortgage-backed Securities—Agency (Cost: $15,494)				7,254

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—0.0%
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.53%(3)	09/10/47		40,191	—
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.42%(3),(4)	08/10/43		539,593	66

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $35,182)				66

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Government National Mortgage Association Series 2009- 111, Class IO (I/O) 0.19%(3)	09/16/51		478,184	16,524
Government National Mortgage Association Series 2012- 144, Class IO (I/O) 0.33%(3)	01/16/53		122,438	1,389

Total Commercial Mortgage-backed Securities—Agency (Cost: $18,975)				17,913

CORPORATE BONDS—86.0%
Aerospace & Defense—1.6%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(4)	12/15/25		20,000	19,950
Boeing Co.
5.81%	05/01/50		5,000	4,821
5.93%	05/01/60		12,000	11,506
6.53%	05/01/34		58,000	63,146
Lockheed Martin Corp.
4.80%	08/15/34		185,000	183,711
5.20%	02/15/55		5,000	4,665
Northrop Grumman Corp.
5.15%	05/01/40		5,000	4,867
5.20%	06/01/54		30,000	27,823
RTX Corp. 6.40%	03/15/54		80,000	87,378

				407,867

Agriculture—1.5%
Altria Group, Inc.
3.70%	02/04/51		5,000	3,449
4.88%	02/04/28		45,000	45,435
BAT Capital Corp. (United Kingdom)
4.39%	08/15/37		210,000	187,713
Imperial Brands Finance PLC (United Kingdom)
4.50%(4)	06/30/28		30,000	29,948
Philip Morris International, Inc.
2.75%	06/06/29	EUR	100,000	113,241

				379,786

Airlines—0.6%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		17,526	16,609
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33		11,159	9,746
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		21,166	19,760
United Airlines Pass-Through Trust Series 2016-2, Class AA 2.88%	04/07/30		6,236	5,890
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37		111,957	113,902

				165,907

Auto Manufacturers—0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65%(4)	03/25/32		17,000	17,213
5.80%(4)	03/27/35		40,000	40,158

				57,371

Banks—16.3%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27		8,000	7,857
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		30,000	26,195
2.09% (1 day USD SOFR + 1.060%)(2)	06/14/29		125,000	117,035
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32		630,000	565,217
Bank of New York Mellon Corp. 5.83% (1 Day USD SOFR Index + 2.074%)(2)	10/25/33		235,000	249,079
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27		15,000	14,594
2.52% (SOFR + 1.177%)(2)	11/03/32		270,000	235,740
2.57% (1 day USD SOFR + 2.107%)(2)	06/03/31		50,000	45,357
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30		1,000	934
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36		135,000	135,692
Goldman Sachs Group, Inc.
1.99% (1 day USD SOFR + 1.090%)(2)	01/27/32		485,000	420,650
2.60%	02/07/30		80,000	73,938
HSBC Holdings PLC (United Kingdom)
2.80% (1 day USD SOFR + 1.187%)(2)	05/24/32		70,000	62,345
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27		5,000	4,913
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26		40,000	39,564
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27		5,000	4,893
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		20,000	17,359

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29		$115,000	$107,803
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32		550,000	483,576
3.90% (3 mo. USD Term SOFR + 1.482%)(2)	01/23/49		48,000	37,675
Lloyds Banking Group PLC (United Kingdom) 1.63% (1 yr. CMT + 0.850%)(2)	05/11/27		10,000	9,770
Morgan Stanley
1.59% (1 day USD SOFR + 0.879%)(2)	05/04/27		25,000	24,438
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		240,000	205,764
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32		335,000	290,492
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36		45,000	46,227
Morgan Stanley Private Bank NA 4.47% (1 day USD SOFR + 0.770%)(2)	07/06/28		20,000	19,992
PNC Financial Services Group, Inc.
5.22% (1 day USD SOFR + 1.072%)(2)	01/29/31		75,000	76,929
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34		150,000	167,622
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		140,000	138,264
5.42% (1 day USD SOFR + 1.411%)(2)	02/12/36		10,000	10,176
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		30,000	28,884
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		490,000	448,757
5.24% (1 day USD SOFR + 1.110%)(2)	01/24/31		20,000	20,484
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		10,000	10,252

				4,148,467

Beverages—3.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.90%	02/01/46		205,000	187,548
Bacardi Ltd.
4.70%(4)	05/15/28		50,000	50,213
5.30%(4)	05/15/48		25,000	22,117
Becle SAB de CV (Mexico) 2.50%(4)	10/14/31		70,000	58,224
Coca-Cola Co. 4.65%	08/14/34		170,000	170,275
Constellation Brands, Inc. 2.25%	08/01/31		45,000	39,029
Diageo Investment Corp. (United Kingdom) 5.63%	04/15/35		200,000	208,696
JDE Peet’s NV (Netherlands) 2.25%(4)	09/24/31		25,000	21,356

				757,458

Biotechnology—1.9%
Amgen, Inc.
4.40%	05/01/45		5,000	4,230
4.88%	03/01/53		10,000	8,673
5.65%	03/02/53		145,000	140,392
5.75%	03/02/63		10,000	9,623
Biogen, Inc.
5.75%	05/15/35		65,000	66,815
Gilead Sciences, Inc.
2.60%	10/01/40		80,000	57,051
5.10%	06/15/35		90,000	90,662
Illumina, Inc.
2.55%	03/23/31		20,000	17,581
Royalty Pharma PLC 1.75%	09/02/27		95,000	89,922

				484,949

Chemicals—0.2%
International Flavors & Fragrances, Inc.
1.23%(4)	10/01/25		15,000	14,898
5.00%	09/26/48		40,000	34,200
Solvay Finance America LLC (Belgium) 5.85%(4)	06/04/34		10,000	10,252

				59,350

Commercial Services—0.5%
Global Payments, Inc. 4.45%	06/01/28		30,000	29,879
RELX Capital, Inc. (United Kingdom) 4.00%	03/18/29		10,000	9,897
Rollins, Inc. 5.25%	02/24/35		90,000	90,016

				129,792

Computers—1.8%
Apple, Inc. 2.65%	02/08/51		230,000	142,025
Booz Allen Hamilton, Inc. 5.95%	04/15/35		55,000	56,298
Dell International LLC/EMC Corp. 5.00%	04/01/30		105,000	106,539
International Business Machines Corp. 5.20%	02/10/35		155,000	156,663

				461,525

Cosmetics/Personal Care—0.3%
Kenvue, Inc. 4.90%	03/22/33		70,000	70,834

Diversified Financial Services—2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28		15,000	14,280
3.30%	01/30/32		128,000	115,960
3.88%	01/23/28		4,000	3,936
Air Lease Corp. 3.63%	12/01/27		34,000	33,341
American Express Co.
4.92% (1 day USD SOFR + 1.220%)(2)	07/20/33		40,000	40,142
6.49% (1 day USD SOFR + 1.940%)(2)	10/30/31		90,000	97,718
Avolon Holdings Funding Ltd. (Ireland)
2.53%(4)	11/18/27		3,000	2,857
2.75%(4)	02/21/28		10,000	9,490
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	116,976
Capital One Financial Corp.
3.27% (1 day USD SOFR + 1.790%)(2)	03/01/30		10,000	9,559
6.70%	11/29/32		10,000	10,932

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Diversified Financial Services (Continued)
LSEGA Financing PLC (United Kingdom) 2.00%(4)	04/06/28		$20,000	$18,771
Mastercard, Inc. 4.55%	01/15/35		140,000	136,822
Raymond James Financial, Inc. 3.75%	04/01/51		10,000	7,310
Visa, Inc. 3.13%	05/15/33	EUR	100,000	114,563

				732,657

Electric—7.4%
AEP Transmission Co. LLC
2.75%	08/15/51		190,000	116,115
3.65%	04/01/50		5,000	3,670
Alabama Power Co.
5.10%	04/02/35		190,000	191,187
5.50%	03/15/41		9,000	9,012
Alliant Energy Finance LLC 1.40%(4)	03/15/26		60,000	58,739
Appalachian Power Co. 4.45%	06/01/45		10,000	8,150
Arizona Public Service Co.
3.35%	05/15/50		15,000	10,161
6.35%	12/15/32		110,000	118,463
Baltimore Gas & Electric Co. 2.90%	06/15/50		48,000	29,962
Black Hills Corp. 4.35%	05/01/33		15,000	14,170
CenterPoint Energy Houston Electric LLC 5.15%	03/01/34		130,000	131,121
Commonwealth Edison Co. 6.45%	01/15/38		5,000	5,498
Consolidated Edison Co. of New York, Inc. 3.88%	06/15/47		35,000	26,739
Duke Energy Carolinas LLC
3.75%	06/01/45		70,000	54,223
3.88%	03/15/46		10,000	7,781
Duke Energy Progress LLC 5.05%	03/15/35		230,000	230,317
Evergy Kansas Central, Inc. 5.70%	03/15/53		10,000	9,873
FirstEnergy Transmission LLC 5.45%(4)	07/15/44		95,000	90,490
Florida Power & Light Co.
5.30%	06/15/34		320,000	328,707
5.60%	06/15/54		15,000	14,957
Indianapolis Power & Light Co. 5.70%(4)	04/01/54		5,000	4,908
International Transmission Co. 4.63%	08/15/43		105,000	89,945
Interstate Power & Light Co. 2.30%	06/01/30		30,000	27,043
MidAmerican Energy Co. 5.85%	09/15/54		5,000	5,123
Narragansett Electric Co. 3.40%(4)	04/09/30		10,000	9,513
Oncor Electric Delivery Co. LLC
4.60%	06/01/52		50,000	41,967
5.35%(4)	04/01/35		85,000	86,717
PacifiCorp 4.13%	01/15/49		40,000	30,410
Public Service Co. of New Mexico 3.85%	08/01/25		20,000	20,000
Tucson Electric Power Co. 3.25%	05/01/51		10,000	6,487
Virginia Electric & Power Co.
2.45%	12/15/50		102,000	57,418
3.80%	09/15/47		10,000	7,505
Xcel Energy, Inc. 4.80%	09/15/41		35,000	30,586

				1,876,957

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%(4)	04/28/26		5,000	4,959

Entertainment—0.4%
Flutter Treasury DAC (Ireland) 5.88%(4),(5)	06/04/31		65,000	65,525
WarnerMedia Holdings, Inc.
4.28%	03/15/32		23,000	19,375
5.05%	03/15/42		12,000	8,027

				92,927

Environmental Control—1.5%
Republic Services, Inc. 5.15%	03/15/35		180,000	182,684
Waste Management, Inc. 4.95%	03/15/35		195,000	194,723

				377,407

Food—1.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%	02/02/52		52,000	39,560
5.75%	04/01/33		50,000	51,290
Kraft Heinz Foods Co. 4.63%	10/01/39		10,000	8,775
Mars, Inc. 4.80%(4)	03/01/30		200,000	202,036
Pilgrim’s Pride Corp. 3.50%	03/01/32		80,000	71,872
Smithfield Foods, Inc. 2.63%(4)	09/13/31		25,000	21,575

				395,108

Gas—1.2%
Boston Gas Co. 3.76%(4)	03/16/32		80,000	74,058
KeySpan Gas East Corp. 5.82%(4)	04/01/41		15,000	14,525
NiSource, Inc. 5.40%	06/30/33		140,000	143,034
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(2)	09/15/55		50,000	50,873
Southern Co. Gas Capital Corp.
4.40%	06/01/43		10,000	8,394
5.88%	03/15/41		15,000	15,284

				306,168

Health Care-Products—3.7%
Alcon Finance Corp. 2.60%(4)	05/27/30		115,000	105,527
Baxter International, Inc. 3.95%	04/01/30		110,000	107,001
GE HealthCare Technologies, Inc. 5.86%	03/15/30		175,000	184,235
Medtronic Global Holdings SCA 4.50%	03/30/33		150,000	148,026
Revvity, Inc. 2.55%	03/15/31		25,000	21,952
Smith & Nephew PLC (United Kingdom) 2.03%	10/14/30		30,000	26,283

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Health Care-Products (Continued)
STERIS Irish FinCo UnLtd Co. 2.70%	03/15/31		$15,000	$13,433
Stryker Corp. 4.70%	02/10/28		150,000	151,426
Thermo Fisher Scientific, Inc. 5.09%	08/10/33		170,000	173,798

				931,681

Health Care-Services—4.9%
Barnabas Health, Inc. 4.00%	07/01/28		5,000	4,954
Centene Corp. 3.00%	10/15/30		123,000	107,117
Children’s Hospital Medical Center 2.82%	11/15/50		20,000	12,170
Cigna Group 5.40%	03/15/33		85,000	87,383
CommonSpirit Health 2.78%	10/01/30		15,000	13,703
Elevance Health, Inc. 5.20%	02/15/35		205,000	204,973
HCA, Inc.
3.50%	07/15/51		100,000	65,830
5.25%	06/15/49		5,000	4,424
Health Care Service Corp. A Mutual Legal Reserve Co. 5.45%(4)	06/15/34		20,000	20,197
Humana, Inc. 5.38%	04/15/31		160,000	163,237
IQVIA, Inc. 6.25%	02/01/29		10,000	10,461
Mass General Brigham, Inc. 3.34%	07/01/60		10,000	6,516
Roche Holdings, Inc. 5.59%(4)	11/13/33		15,000	15,841
Sharp HealthCare 2.68%	08/01/50		50,000	30,336
UnitedHealth Group, Inc.
3.70%	08/15/49		10,000	7,180
4.25%	04/15/47		15,000	11,995
5.15%	07/15/34		395,000	396,335
5.63%	07/15/54		10,000	9,531
Universal Health Services, Inc. 1.65%	09/01/26		40,000	38,666
West Virginia United Health System Obligated Group 3.13%	06/01/50		35,000	21,651

				1,232,500

Insurance—2.8%
Allstate Corp. 3.85%	08/10/49		20,000	15,113
Aon Corp./Aon Global Holdings PLC 3.90%	02/28/52		115,000	84,601
Arthur J Gallagher & Co.
3.05%	03/09/52		15,000	9,340
6.50%	02/15/34		10,000	10,919
Athene Global Funding
1.61%(4)	06/29/26		15,000	14,614
1.99%(4)	08/19/28		10,000	9,279
Farmers Insurance Exchange 4.75% (3 mo. USD LIBOR + 3.231%)(2),(4)	11/01/57		35,000	28,656
Guardian Life Insurance Co. of America 3.70%(4)	01/22/70		45,000	30,015
Metropolitan Life Global Funding I 3.30%(4)	03/21/29		230,000	221,230
MMI Capital Trust I 7.63%	12/15/27		25,000	26,417
New York Life Global Funding 4.55%(4)	01/28/33		225,000	221,171
New York Life Insurance Co. 3.75%(4)	05/15/50		15,000	11,004
Willis North America, Inc. 5.35%	05/15/33		20,000	20,412

				702,771

Internet—1.8%
Alphabet, Inc. 3.00%	05/06/33	EUR	100,000	114,093
Amazon.com, Inc. 3.95%	04/13/52		135,000	106,312
Meta Platforms, Inc.
5.40%	08/15/54		20,000	19,349
5.60%	05/15/53		90,000	89,195
Uber Technologies, Inc. 4.80%	09/15/34		130,000	127,689

				456,638

Lodging—0.5%
Choice Hotels International, Inc. 5.85%	08/01/34		10,000	10,085
Hyatt Hotels Corp.
5.05%	03/30/28		50,000	50,527
5.50%	06/30/34		10,000	10,010
Las Vegas Sands Corp. 6.00%	06/14/30		50,000	51,494

				122,116

Media—1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52		185,000	123,012
5.38%	05/01/47		37,000	31,346
Comcast Corp.
4.00%	11/01/49		90,000	67,951
4.40%	08/15/35		130,000	122,708
Cox Communications, Inc. 2.60%(4)	06/15/31		85,000	74,469
Fox Corp. 6.50%	10/13/33		15,000	16,203
Time Warner Cable LLC 5.50%	09/01/41		18,000	16,225

				451,914

Office/Business Equipment—0.1%
CDW LLC/CDW Finance Corp. 3.28%	12/01/28		25,000	23,884

Oil & Gas—0.1%
Aker BP ASA (Norway) 3.10%(4)	07/15/31		30,000	26,787

Packaging & Containers—0.9%
Amcor Finance USA, Inc. 5.63%	05/26/33		80,000	83,017
Amcor Flexibles North America, Inc.
2.63%	06/19/30		5,000	4,545
5.50%(4)	03/17/35		65,000	66,196
Berry Global, Inc. 1.57%	01/15/26		13,000	12,804
CCL Industries, Inc. (Canada) 3.05%(4)	06/01/30		25,000	23,130

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers (Continued)
Sealed Air Corp. 1.57%(4)	10/15/26	$20,000	$19,208
Sonoco Products Co. 3.13%	05/01/30	25,000	23,264

			232,164

Pharmaceuticals—5.5%
AbbVie, Inc.
4.40%	11/06/42	50,000	43,814
5.20%	03/15/35	150,000	152,601
Bayer U.S. Finance II LLC (Germany)
4.38%(4)	12/15/28	10,000	9,885
4.88%(4)	06/25/48	77,000	63,441
Bristol-Myers Squibb Co. 5.20%	02/22/34	175,000	178,724
CVS Health Corp.
5.05%	03/25/48	113,000	97,291
5.30%	06/01/33	178,000	179,130
Elanco Animal Health, Inc. 6.65%	08/28/28	5,000	5,181
Eli Lilly & Co. 4.75%	02/12/30	255,000	259,932
Johnson & Johnson
3.40%	01/15/38	75,000	64,095
5.00%	03/01/35	130,000	132,673
Merck & Co., Inc. 5.00%	05/17/53	120,000	109,351
Pfizer Investment Enterprises Pte. Ltd. 4.75%	05/19/33	45,000	44,774
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30	40,000	40,635
Zoetis, Inc. 5.60%	11/16/32	10,000	10,521

			1,392,048

Pipelines—2.4%
Columbia Pipelines Operating Co. LLC 6.04% (4)	11/15/33	135,000	141,993
Energy Transfer LP
5.00%	05/15/50	195,000	163,039
6.13%	12/15/45	7,000	6,898
Kinder Morgan Energy Partners LP 6.95%	01/15/38	5,000	5,516
Kinder Morgan, Inc. 7.80%	08/01/31	5,000	5,742
NGPL PipeCo LLC
3.25%(4)	07/15/31	20,000	17,776
4.88%(4)	08/15/27	10,000	9,954
Pipeline Funding Co. LLC 7.50%(4)	01/15/30	23,430	24,107
Plains All American Pipeline LP/PAA Finance Corp. 4.50%	12/15/26	13,000	12,998
Sabine Pass Liquefaction LLC 4.20%	03/15/28	103,000	102,231
Southern Natural Gas Co. LLC 4.80%(4)	03/15/47	15,000	12,824
TransCanada PipeLines Ltd. (Canada) 4.63%	03/01/34	110,000	105,114
Williams Cos., Inc. 3.50%	10/15/51	15,000	10,223

			618,415

REIT—4.3%
American Assets Trust LP 3.38%	02/01/31	30,000	26,850
American Homes 4 Rent LP 2.38%	07/15/31	55,000	47,786
American Tower Corp.
2.70%	04/15/31	211,000	188,834
5.55%	07/15/33	70,000	72,191
Americold Realty Operating Partnership LP 5.41%	09/12/34	70,000	68,102
Boston Properties LP 2.55%	04/01/32	10,000	8,479
Crown Castle, Inc. 3.30%	07/01/30	105,000	98,496
CubeSmart LP 4.38%	02/15/29	15,000	14,860
Digital Realty Trust LP 3.60%	07/01/29	15,000	14,464
DOC Dr. LLC 2.63%	11/01/31	10,000	8,777
Equinix, Inc. 2.50%	05/15/31	45,000	39,903
Essex Portfolio LP
2.65%	03/15/32	5,000	4,372
5.50%	04/01/34	15,000	15,339
Extra Space Storage LP 2.20%	10/15/30	25,000	22,135
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	2,000	1,770
4.00%	01/15/30	25,000	23,940
Healthcare Realty Holdings LP 3.63%	01/15/28	30,000	29,157
Host Hotels & Resorts LP
3.50%	09/15/30	30,000	27,837
5.70%	06/15/32	35,000	35,527
Hudson Pacific Properties LP 3.95%	11/01/27	10,000	9,468
Invitation Homes Operating Partnership LP 5.50%	08/15/33	5,000	5,081
Lineage OP LP 5.25%(4)	07/15/30	25,000	25,113
LXP Industrial Trust
2.38%	10/01/31	15,000	12,680
2.70%	09/15/30	10,000	8,936
NNN REIT, Inc. 5.60%	10/15/33	35,000	36,129
Piedmont Operating Partnership LP 2.75%	04/01/32	30,000	25,154
Realty Income Corp. 5.13%	04/15/35	60,000	60,114
VICI Properties LP 5.13%	05/15/32	75,000	74,879
Weyerhaeuser Co. 3.38%	03/09/33	10,000	8,939
WP Carey, Inc. 4.65%	07/15/30	75,000	74,554

			1,089,866

Retail—2.3%
AutoZone, Inc. 5.13%	06/15/30	35,000	35,796
Home Depot, Inc. 4.95%	06/25/34	260,000	262,272
Lowe’s Cos., Inc. 5.75%	07/01/53	10,000	9,695
McDonald’s Corp.
4.20%	04/01/50	70,000	55,583
4.95%	03/03/35	130,000	129,635
Starbucks Corp. 4.80%	05/15/30	100,000	101,078

			594,059

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Semiconductors—1.4%
Broadcom, Inc. 2.60%(4)	02/15/33		$275,000	$235,392
Intel Corp.
2.00%	08/12/31		5,000	4,251
3.05%	08/12/51		91,000	52,710
3.25%	11/15/49		40,000	24,459
5.70%	02/10/53		13,000	11,724
Micron Technology, Inc. 2.70%	04/15/32		25,000	21,692

				350,228

Software—2.7%
AppLovin Corp. 5.50%	12/01/34		65,000	65,788
Atlassian Corp. 5.50%	05/15/34		20,000	20,323
Cadence Design Systems, Inc. 4.70%	09/10/34		20,000	19,706
Constellation Software, Inc. (Canada) 5.46%(4)	02/16/34		45,000	45,621
Fiserv, Inc. 2.65%	06/01/30		25,000	22,799
Microsoft Corp. 2.92%	03/17/52		150,000	99,110
Open Text Corp. (Canada) 6.90%(4)	12/01/27		17,000	17,559
Oracle Corp.
3.60%	04/01/50		45,000	30,960
3.95%	03/25/51		277,000	201,271
Paychex, Inc. 5.60%	04/15/35		125,000	128,567
Synopsys, Inc. 5.15%	04/01/35		30,000	30,115
Take-Two Interactive Software, Inc. 4.00%	04/14/32		15,000	14,206

				696,025

Telecommunications—5.6%
AT&T, Inc.
3.55%	09/15/55		85,000	57,088
3.80%	12/01/57		128,000	89,184
Cisco Systems, Inc. 5.05%	02/26/34		230,000	234,225
Sprint Capital Corp. 8.75%	03/15/32		25,000	30,215
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(4)	09/20/29		261,250	262,232
T-Mobile USA, Inc.
2.55%	02/15/31		448,000	400,494
5.05%	07/15/33		5,000	5,015
5.13%	05/15/32		60,000	60,887
Verizon Communications, Inc. 4.50%	08/10/33		300,000	290,277

				1,429,617

Transportation—2.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(6)	09/02/30	AUD	40,000	23,140
Burlington Northern Santa Fe LLC
4.05%	06/15/48		15,000	12,022
5.50%	03/15/55		120,000	117,244
CSX Corp. 4.90%	03/15/55		130,000	115,437
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	30,000	17,863
Union Pacific Corp.
2.97%	09/16/62		25,000	14,451
5.10%	02/20/35		225,000	227,480

				527,637

Water—0.2%
Essential Utilities, Inc. 5.30%	05/01/52		50,000	45,192

Total Corporate Bonds (Cost: $21,783,697)				21,833,031

MUNICIPAL BONDS —1.1%
City of Los Angeles Department of Airports, Revenue Bond 3.89%	05/15/38		15,000	13,479
County of Miami-Dade Aviation Revenue, Series D 3.50%	10/01/31		15,000	14,153
Empire State Development Corp., Revenue Bond
2.54%	03/15/34		5,000	4,204
2.54%	03/15/34		5,000	4,220
2.59%	03/15/35		20,000	16,580
Maryland Economic Development Corp., Revenue Bond 5.43%	05/31/56		10,000	9,450
Massachusetts School Building Authority, Series B 2.97%	10/15/32		10,000	9,050
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 5.00%	02/01/51		60,000	60,194
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-3 3.73%	08/01/29		5,000	4,903
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-3 1.97%	02/01/33		20,000	16,621
New York City Transitional Finance Authority, Revenue Bonds 5.00%(5)	05/01/54		50,000	50,172
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/59		30,000	30,116
San Francisco City & County Airport Comm-San Francisco International Airport, Series C 3.05%	05/01/34		35,000	30,683

Total Municipal Bonds (Cost: $278,956)				263,825

U.S. TREASURY SECURITIES—10.4%
U.S. Treasury Bonds
4.75%	05/15/55		1,472,000	1,439,800
4.75%(5)	08/15/55		60,000	58,824
U.S. Treasury Notes 4.25%	05/15/35		1,149,000	1,139,036

Total U.S. Treasury Securities (Cost: $2,635,092)				2,637,660

Total Fixed Income Securities (Cost: $24,800,841)				24,790,735

CONVERTIBLE SECURITIES (0.1%)

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1%
Worldline SA (France) 0.00%(6),(7)	07/30/26	EUR	29,562	32,878

Total Convertible Corporate Bonds (Cost: $31,506)				32,878

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Security	Shares	Value

MONEY MARKET INVESTMENTS—0.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(8)	5,374	$5,374

TCW Central Cash Fund, 4.34%(8),(9)	221,109	221,109

Total Money Market Investments (Cost: $226,483)		226,483

Total Investments (98.7%) (Cost: $25,058,830)		25,050,096
Liabilities In Excess Of Other Assets (1.3%)		339,099

Net Assets (100.0%)		$25,389,195

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1	U.S. Long Bond Futures	09/19/25	$112,931	$114,187	$1,256
59	2-Year U.S. Treasury Note Futures	09/30/25	12,225,199	12,212,078	(13,121)

			$12,338,130	$12,326,265	$(11,865)

Short Futures
13	10-Year U.S. Treasury Note Futures	09/19/25	$(1,443,272)	$(1,470,016)	$(26,744)
1	3 Year Australian Bond Futures	09/15/25	(68,968)	(68,964)	4
56	5-Year U.S. Treasury Note Futures	09/30/25	(6,051,290)	(6,057,625)	(6,335)
1	Euro-Bobl Future	09/8/25	(134,614)	(133,828)	786
2	Euro-Bund Future	09/8/25	(298,786)	(296,027)	2,759

			$(7,996,930)	$(8,026,460)	$(29,530)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL(10)
Goldman Sachs & Co.	AUD	64,464	10/10/25	$42,614	$41,479	$1,135
Goldman Sachs & Co.	EUR	426,333	10/10/25	502,069	488,689	13,380

				$544,683	$530,168	$14,515

Notes to the Schedule of Investments:
AUD	Australian Dollar.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $2,701,779 or 10.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $56,018 or 0.2% of net assets.
(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(9)	Affiliated issuer.
(10)	Fund sells foreign currency, buys USD.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$20,284,418	$20,063,309	221,109	$221,109	$15,412	$—	$—	$—

Total					$221,109	$15,412	$—	$—	$—

TCW Corporate Bond ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Corporate Bonds	86.0%
U.S. Treasury Securities	10.4
Municipal Bonds	1.1
Money Market Investments	0.9
Convertible Corporate Bonds	0.1
Asset-Backed Securities	0.1
Commercial Mortgage-Backed Securities—Agency	0.1
Residential Mortgage-Backed Securities—Agency	0.0	**
Commercial Mortgage-Backed Securities—Non-Agency	0.0	**
Other*	1.3

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Corporate Bond ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$21,833,031	$—	$21,833,031
U.S. Treasury Securities	—	2,637,660	—	2,637,660
Municipal Bonds	—	263,825	—	263,825
Asset-Backed Securities	—	—	30,986	30,986
Commercial Mortgage-Backed Securities—Agency	—	17,913	—	17,913
Residential Mortgage-Backed Securities—Agency	—	7,254	—	7,254
Commercial Mortgage-Backed Securities—Non-Agency	—	66	—	66

Total Fixed Income Securities	—	24,759,749	30,986	24,790,735

Money Market Investments	226,483	—	—	226,483
Convertible Corporate Bonds	—	32,878	—	32,878

Total Investments	$226,483	$24,792,627	$30,986	$25,050,096

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	14,515	—	14,515
Futures Contracts
Interest Rate Risk	4,805	—	—	4,805

Total	$231,288	$24,807,142	$30,986	$25,069,416

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(46,200)	$—	$—	$(46,200)

Total	$(46,200)	$—	$—	$(46,200)

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—106.0% of Net Assets
CORPORATE BONDS—17.2%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. 7.13%(1),(2)	02/15/31		$517,000	$516,648

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(1)	12/15/25		250,000	249,372
General Electric Co.
4.90% (3 mo. USD Term SOFR + 0.642%)(3)	05/05/26		57,000	57,107
5.07% (3 mo. USD Term SOFR + 0.742%)(3)	08/15/36		52,000	48,573
Lockheed Martin Corp. 4.80%	08/15/34		55,000	54,617
TransDigm, Inc. 6.00%(1)	01/15/33		1,665,000	1,675,806

				2,085,475

Agriculture—0.3%
Altria Group, Inc. 4.88%	02/04/28		490,000	494,733
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27		44,000	43,202
BAT International Finance PLC (United Kingdom) 1.67%	03/25/26		83,000	81,470
Imperial Brands Finance PLC (United Kingdom)
4.50%(1)	06/30/28		2,955,000	2,949,888
6.13%(1)	07/27/27		195,000	200,522
Philip Morris International, Inc. 2.75%	06/06/29	EUR	635,000	719,082

				4,488,897

Airlines—0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%(1)	04/20/29		1,563,000	1,563,344
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		17,526	16,609
JetBlue Pass-Through Trust Series 2019-1, Class AA 2.75%	11/15/33		22,319	19,492
JetBlue Pass-Through Trust Series 2020-1, Class A 4.00%	05/15/34		52,915	49,400

				1,648,845

Apparel—0.1%
Crocs, Inc. 4.13%(1)	08/15/31		980,000	886,253

Auto Manufacturers—0.2%
Volkswagen Financial Services AG (Germany) 3.88%(4)	11/19/31	EUR	1,100,000	1,278,769
Volkswagen Group of America Finance LLC (Germany)
5.65%(1)	03/25/32		70,000	70,879
5.80%(1)	03/27/35		200,000	200,788
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(3),(4),(5)	09/06/32	EUR	1,200,000	1,570,007

				3,120,443

Auto Parts & Equipment—0.1%
Forvia SE (France) 8.00%(1)	06/15/30		385,000	401,894
ZF North America Capital, Inc. (Germany) 6.88%(1)	04/23/32		760,000	710,273

				1,112,167

Banks—2.5%
Bank of America Corp.
1.92% (1 day USD SOFR + 1.370%)(3)	10/24/31		1,085,000	947,389
2.55% (1 day USD SOFR + 1.050%)(3)	02/04/28		2,625,000	2,550,844
2.59% (1 day USD SOFR + 2.150%)(3)	04/29/31		270,000	246,888
2.65% (1 day USD SOFR + 1.220%)(3)	03/11/32		225,000	201,893
2.69% (1 day USD SOFR + 1.320%)(3)	04/22/32		885,000	793,995
2.97% (1 day USD SOFR + 1.330%)(3)	02/04/33		1,395,000	1,248,902
3.42% (3 mo. USD Term SOFR + 1.302%)(3)	12/20/28		685,000	669,087
4.38% (5 yr. CMT + 2.760%)(3),(5)	01/27/27		100,000	97,942
5.47% (1 day USD SOFR + 1.650%)(3)	01/23/35		235,000	241,098
Citibank NA 4.91%	05/29/30		140,000	142,250
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(3)	11/03/32		510,000	445,286
2.57% (1 day USD SOFR + 2.107%)(3)	06/03/31		1,000,000	907,150
3.52% (3 mo. USD Term SOFR + 1.413%)(3)	10/27/28		435,000	425,678
5.33% (1 day USD SOFR + 1.465%)(3)	03/27/36		1,270,000	1,276,515
5.45% (1 day USD SOFR + 1.447%)(3)	06/11/35		115,000	117,376
6.88% (5 yr. CMT + 2.890%)(3),(5)	08/15/30		2,955,000	2,987,328
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(3)	12/09/26		2,910,000	2,872,315
1.54% (1 day USD SOFR + 0.818%)(3)	09/10/27		5,000	4,832
1.95% (1 day USD SOFR + 0.913%)(3)	10/21/27		325,000	314,795
2.38% (1 day USD SOFR + 1.248%)(3)	07/21/32		45,000	39,316
2.65% (1 day USD SOFR + 1.264%)(3)	10/21/32		535,000	471,629
3.81% (3 mo. USD Term SOFR + 1.420%)(3)	04/23/29		2,075,000	2,037,629
5.02% (1 day USD SOFR + 1.420%)(3)	10/23/35		920,000	907,276
5.54% (1 day USD SOFR + 1.380%)(3)	01/28/36		170,000	173,968
HSBC Holdings PLC (United Kingdom)
2.36% (1 day USD SOFR + 1.947%)(3)	08/18/31		60,000	53,396
4.76% (1 day USD SOFR + 2.110%)(3)	06/09/28		45,000	45,115

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Banks (Continued)
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(3)	02/04/27		$375,000	$368,468
1.05% (1 day USD SOFR + 0.800%)(3)	11/19/26		420,000	415,426
1.58% (1 day USD SOFR + 0.885%)(3)	04/22/27		700,000	685,034
2.07% (1 day USD SOFR + 1.015%)(3)	06/01/29		120,000	112,490
2.55% (1 day USD SOFR + 1.180%)(3)	11/08/32		270,000	237,392
2.58% (3 mo. USD Term SOFR + 1.250%)(3)	04/22/32		760,000	678,596
3.65% (5 yr. CMT + 2.850%)(3),(5)	06/01/26		115,000	113,315
4.01% (3 mo. USD Term SOFR + 1.382%)(3)	04/23/29		255,000	252,162
4.32% (1 day USD SOFR + 1.560%)(3)	04/26/28		3,500,000	3,491,600
4.95% (1 day USD SOFR + 1.340%)(3)	10/22/35		625,000	618,306
5.77% (1 day USD SOFR + 1.490%)(3)	04/22/35		560,000	587,591
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(3)	12/10/26		145,000	143,105
1.79% (1 day USD SOFR + 1.034%)(3)	02/13/32		120,000	102,713
2.24% (1 day USD SOFR + 1.178%)(3)	07/21/32		425,000	368,534
2.51% (1 day USD SOFR + 1.200%)(3)	10/20/32		635,000	556,082
2.94% (1 day USD SOFR + 1.290%)(3)	01/21/33		1,065,000	952,398
5.59% (1 day USD SOFR + 1.418%)(3)	01/18/36		650,000	667,719
5.83% (1 day USD SOFR + 1.580%)(3)	04/19/35		120,000	125,951
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(3),(5)	09/15/26		105,000	101,399
5.58% (1 day USD SOFR + 1.841%)(3)	06/12/29		1,370,000	1,412,703
6.88% (1 day USD SOFR + 2.284%)(3)	10/20/34		70,000	78,224
Santander U.K. Group Holdings PLC (United Kingdom) 1.67% (1 day USD SOFR + 0.989%)(3)	06/14/27		290,000	282,457
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(3)	02/01/34		150,000	148,140
5.68% (1 day USD SOFR + 1.860%)(3)	01/23/35		150,000	155,567
5.85% (1 day USD SOFR + 2.090%)(3)	10/21/33		50,000	52,450
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(3)	06/02/28		560,000	539,174
2.57% (3 mo. USD Term SOFR + 1.262%)(3)	02/11/31		2,385,000	2,188,166
3.35% (1 day USD SOFR + 1.500%)(3)	03/02/33		345,000	315,961
5.21% (1 day USD SOFR + 1.380%)(3)	12/03/35		390,000	391,205
5.24% (1 day USD SOFR + 1.110%)(3)	01/24/31		770,000	788,642
5.50% (1 day USD SOFR + 1.780%)(3)	01/23/35		225,000	230,670
5.57% (1 day USD SOFR + 1.740%)(3)	07/25/29		410,000	422,234

				37,803,766

Beverages—0.2%
Anheuser-Busch InBev SA (Belgium) 3.95%(4)	03/22/44	EUR	970,000	1,077,385
Becle SAB de CV (Mexico) 2.50%(1)	10/14/31		1,790,000	1,488,868
JDE Peet’s NV (Netherlands) 2.25%(1)	09/24/31		750,000	640,673

				3,206,926

Biotechnology—0.0%
Amgen, Inc. 3.15%	02/21/40		100,000	76,785

Chemicals—0.2%
Axalta Coating Systems Dutch Holding B BV 7.25%(1)	02/15/31		50,000	52,014
International Flavors & Fragrances, Inc.
1.83%(1)	10/15/27		405,000	380,854
2.30%(1)	11/01/30		505,000	445,880
3.27%(1)	11/15/40		55,000	40,397
Itelyum Regeneration SpA (Italy) 5.75%(1)	04/15/30	EUR	250,000	293,043
Monitchem HoldCo 3 SA (Luxembourg) 8.75%(4)	05/01/28	EUR	500,000	576,306
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		608,000	591,019
SK Invictus Intermediate II SARL 5.00%(1)	10/30/29		431,000	419,277
Tronox, Inc. 4.63%(1)	03/15/29		63,000	48,956
WR Grace Holdings LLC
5.63%(1)	08/15/29		63,000	58,203
7.38%(1)	03/01/31		882,000	910,700

				3,816,649

Commercial Services—0.7%
AA Bond Co. Ltd. (United Kingdom) 8.45%(4)	07/31/50	GBP	210,000	295,663
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		1,142,000	1,128,935
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		960,000	989,482
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30		145,000	148,699
Block, Inc. 6.50%	05/15/32		51,000	52,382
Currenta Group Holdings SARL (Luxembourg) 5.50%(1)	05/15/30	EUR	1,400,000	1,644,619
Deluxe Corp. 8.13%(1)	09/15/29		52,000	53,492
Grand Canyon University 5.13%	10/01/28		1,000,000	966,110
Herc Holdings, Inc. 7.25%(1)	06/15/33		486,000	503,856

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Commercial Services (Continued)
OT Midco, Inc. 10.00%(1)	02/15/30		$1,743,000	$1,437,923
RAC Bond Co. PLC (United Kingdom) 8.25%(4)	05/06/46	GBP	100,000	143,353
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31		425,000	429,632
Rollins, Inc. 5.25%	02/24/35		1,090,000	1,090,196
Upbound Group, Inc. 6.38%(1)	02/15/29		889,000	867,451
Veritiv Operating Co. 10.50%(1)	11/30/30		49,000	53,181
VT Topco, Inc. 8.50%(1)	08/15/30		560,000	596,456
WEX, Inc. 6.50%(1)	03/15/33		350,000	354,749
ZipRecruiter, Inc. 5.00%(1)	01/15/30		59,000	44,840

				10,801,019

Computers—0.2%
Amentum Holdings, Inc. 7.25%(1)	08/01/32		261,000	270,122
Dell International LLC/EMC Corp.
4.75%	04/01/28		1,135,000	1,144,534
5.00%	04/01/30		840,000	852,314
McAfee Corp. 7.38%(1)	02/15/30		301,000	279,466
NCR Voyix Corp. 5.00%(1)	10/01/28		675,000	664,376

				3,210,812

Cosmetics/Personal Care—0.1%
Edgewell Personal Care Co. 4.13%(1)	04/01/29		860,000	814,549

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		123,000	119,801
3.88%	01/23/28		5,000	4,920
4.45%	10/01/25		110,000	109,970
Air Lease Corp. 2.88%	01/15/26		380,000	376,770
American Express Co. 4.92% (1 day USD SOFR + 1.220%)(3)	07/20/33		1,680,000	1,685,947
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27		1,083,000	1,031,287
Blackrock, Inc. 3.75%	07/18/35	EUR	730,000	853,927
EZCORP, Inc. 7.38%(1)	04/01/32		855,000	892,004
GGAM Finance Ltd. (Ireland)
8.00%(1)	02/15/27		115,000	118,535
8.00%(1)	06/15/28		892,000	943,344
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32		780,000	774,992
6.75%(1)	05/01/33		90,000	92,209
7.13%(1)	04/30/31		330,000	341,217
Visa, Inc. 3.88%	05/15/44	EUR	150,000	171,971

				7,516,894

Electric—0.5%
Alliant Energy Finance LLC
1.40%(1)	03/15/26		245,000	239,853
3.60%(1)	03/01/32		655,000	594,583
Amprion GmbH (Germany) 4.00%(4)	05/21/44	EUR	100,000	110,384
Arizona Public Service Co. 6.35%	12/15/32		$135,000	145,387
Duke Energy Carolinas LLC 5.35%	01/15/53		195,000	186,007
Duke Energy Progress LLC 5.05%	03/15/35		695,000	695,959
E.ON SE (Germany)
3.50%(4)	04/16/33	EUR	525,000	606,978
3.88%(4)	09/05/38	EUR	300,000	343,164
Elia Group SA (Belgium) 3.88%(4)	06/11/31	EUR	100,000	116,618
Enel Finance International NV (Italy) 4.50%(4)	02/20/43	EUR	290,000	336,355
Eurogrid GmbH (Germany)
1.11%(4)	05/15/32	EUR	200,000	198,103
3.28%(4)	09/05/31	EUR	200,000	229,600
FirstEnergy Transmission LLC 2.87%(1)	09/15/28		418,000	397,990
MVM Energetika Zrt (Hungary) 6.50%(4)	03/13/31		400,000	414,108
Oncor Electric Delivery Co. LLC 3.63%(1)	06/15/34	EUR	220,000	252,651
Pike Corp. 8.63%(1)	01/31/31		775,000	835,194
Public Service Co. of New Mexico 3.85%	08/01/25		40,000	40,000
Scottish Hydro Electric Transmission PLC (United Kingdom) 3.38%(4)	09/04/32	EUR	250,000	286,735
Southwestern Electric Power Co. 5.30%	04/01/33		600,000	605,610
TenneT Holding BV (Netherlands) 4.75%(4)	10/28/42	EUR	435,000	542,510
Tucson Electric Power Co. 5.50%	04/15/53		305,000	286,865

				7,464,654

Electrical Components & Equipment—0.1%
Energizer Holdings, Inc. 4.38%(1)	03/31/29		925,000	878,001

Engineering & Construction—0.1%
Heathrow Funding Ltd. (United Kingdom)
1.13%(4)	10/08/32	EUR	565,000	586,142
3.88%(4)	01/16/38	EUR	250,000	284,835

				870,977

Entertainment—0.6%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		350,000	363,667
Caesars Entertainment, Inc. 6.50%(1)	02/15/32		820,000	835,990
Churchill Downs, Inc. 5.75%(1)	04/01/30		798,000	797,098
FDJ UNITED (France) 3.38%(4)	11/21/33	EUR	500,000	563,290
Flutter Treasury DAC (Ireland) 5.00%(1)	04/29/29	EUR	100,000	118,479
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		745,000	730,659
LHMC Finco 2 SARL (Luxemburg) 8.63%(1),(6)	05/15/30	EUR	990,000	1,190,796
Live Nation Entertainment, Inc. 5.63%(1)	03/15/26		355,000	355,206

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Entertainment (Continued)
Lottomatica Group SpA (Italy) 4.88%(1)	01/31/31	EUR	430,000	$507,930
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33		$803,000	811,584
Voyager Parent LLC 9.25%(1)	07/01/32		803,000	850,257
WarnerMedia Holdings, Inc.
4.28%	03/15/32		1,604,000	1,351,194
5.05%	03/15/42		65,000	43,479
5.14%	03/15/52		196,000	121,391
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33		55,000	55,176

				8,696,196

Environmental Control—0.2%
Luna 2 5SARL (Luxemburg) 5.50%(1)	07/01/32	EUR	1,100,000	1,299,268
Waste Pro USA, Inc. 7.00%(1)	02/01/33		1,080,000	1,121,829

				2,421,097

Food—0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		385,000	358,042
6.75%	03/15/34		172,000	187,083
Mars, Inc. 4.80%(1)	03/01/30		1,620,000	1,636,492
Pilgrim’s Pride Corp.
4.25%	04/15/31		1,430,000	1,367,380
6.25%	07/01/33		950,000	998,573
Post Holdings, Inc.
4.63%(1)	04/15/30		675,000	645,260
5.50%(1)	12/15/29		53,000	52,579
6.25%(1)	10/15/34		950,000	951,663
Smithfield Foods, Inc. 5.20%(1)	04/01/29		5,000	5,025

				6,202,097

Gas—0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28		1,176,000	1,211,798
9.50%(1)	06/01/30		909,000	955,086
CenterPoint Energy Resources Corp. 5.40%	03/01/33		765,000	780,950
KeySpan Gas East Corp. 5.99%(1)	03/06/33		385,000	399,241
National Gas Transmission PLC (United Kingdom) 4.25%(4)	04/05/30	EUR	200,000	239,250
Northwest Natural Holding Co. 7.00% (5 yr. CMT + 2.701%)(3)	09/15/55		2,000,000	2,034,900
Venture Global Plaquemines LNG LLC 7.75%(1)	05/01/35		705,000	773,519

				6,394,744

Health Care-Products—0.3%
American Medical Systems Europe BV 3.00%	03/08/31	EUR	700,000	798,680
Bausch & Lomb Corp. 8.38%(1)	10/01/28		320,000	334,602
Medtronic Global Holdings SCA 1.38%	10/15/40	EUR	115,000	93,381
Sartorius Finance BV (Germany) 4.50%(4)	09/14/32	EUR	100,000	119,643
Sotera Health Holdings LLC 7.38%(1)	06/01/31		356,000	368,919
Stryker Corp. 4.70%	02/10/28		1,465,000	1,478,932
Thermo Fisher Scientific, Inc. 0.50%	03/01/28	EUR	735,000	798,889

				3,993,046

Health Care-Services—1.1%
Centene Corp.
2.63%	08/01/31		1,000,000	835,890
3.00%	10/15/30		1,323,000	1,152,161
Cerba Healthcare SACA (France) 3.50%(4)	05/31/28	EUR	385,000	315,686
Elevance Health, Inc. 5.20%	02/15/35		185,000	184,976
Fortrea Holdings, Inc. 7.50%(1)	07/01/30		1,350,000	1,233,941
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		299,000	289,728
HCA, Inc.
5.38%	09/01/26		1,260,000	1,265,720
5.63%	09/01/28		275,000	281,985
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28		49,000	51,757
Humana, Inc. 5.55%	05/01/35		570,000	571,716
Kedrion SpA (Italy) 6.50%(1)	09/01/29		669,000	648,803
Lonza Finance International NV (Switzerland)
3.50%(4)	09/04/34	EUR	229,000	260,323
3.88%(4)	04/24/36	EUR	210,000	243,532
Mehilainen Yhtiot OYJ (Finland) 5.13%(1)	06/30/32	EUR	1,145,000	1,317,636
ModivCare, Inc. 5.00%(1),(7)	10/01/29		744,450	204,724
Molina Healthcare, Inc. 6.25%(1)	01/15/33		2,330,000	2,299,920
Star Parent, Inc. 9.00%(1)	10/01/30		810,000	853,238
Tenet Healthcare Corp. 5.13%	11/01/27		1,950,000	1,943,974
UnitedHealth Group, Inc.
5.15%	07/15/34		1,540,000	1,545,205
5.30%	06/15/35		1,280,000	1,295,206

				16,796,121

Household Products/Wares—0.1%
Central Garden & Pet Co.
4.13%	10/15/30		575,000	541,224
4.13%(1)	04/30/31		58,000	53,786
Spectrum Brands, Inc. 3.88%(1)	03/15/31		1,695,000	1,354,797

				1,949,807

Insurance—0.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%(1)	02/15/29		175,000	167,125
6.00%(1)	08/01/29		405,000	395,264
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%(1)	01/15/31		52,000	53,531
Athene Global Funding
1.99%(1)	08/19/28		15,000	13,919
2.72%(1)	01/07/29		95,000	88,651
3.21%(1)	03/08/27		130,000	126,728

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Insurance (Continued)
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(3)	11/01/53		$550,000	$526,416
Farmers Exchange Capital III 5.45% (3 mo. USD Term SOFR + 3.454%)(1),(3)	10/15/54		85,000	77,374
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(3)	11/01/57		135,000	110,530
7.00% (10 yr. CMT + 3.864%)(1),(3)	10/15/64		265,000	272,422
HUB International Ltd. 7.25%(1)	06/15/30		417,000	435,048
Metropolitan Life Global Funding I 2.95%(1)	04/09/30		15,000	14,024
Panther Escrow Issuer LLC 7.13%(1)	06/01/31		375,000	387,949

				2,668,981

Internet—0.2%
Gen Digital, Inc.
6.25%(1)	04/01/33		250,000	255,183
6.75%(1)	09/30/27		328,000	333,897
Getty Images, Inc. 11.25%(1)	02/21/30		1,400,097	1,342,413
Snap, Inc. 6.88%(1)	03/01/33		1,258,000	1,289,840
Uber Technologies, Inc. 4.30%	01/15/30		700,000	694,680

				3,916,013

Investment Companies—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		780,000	758,176
9.75%	01/15/29		370,000	374,569
10.00%(1)	11/15/29		233,000	236,118

				1,368,863

Leisure Time—0.1%
MajorDrive Holdings IV LLC 6.38%(1)	06/01/29		1,024,000	848,148
Sabre GLBL, Inc.
10.75%(1)	11/15/29		447,000	460,701
11.13%(1)	07/15/30		1,020,000	1,078,028

				2,386,877

Lodging—0.3%
Boyd Gaming Corp. 4.75%(1)	06/15/31		700,000	667,212
Hyatt Hotels Corp. 5.05%	03/30/28		905,000	914,539
Las Vegas Sands Corp. 5.63%	06/15/28		1,825,000	1,854,364
MGM Resorts International 6.50%	04/15/32		527,000	535,875

				3,971,990

Machinery-Diversified—0.0%
Oregon Tool Lux LP 7.88%(1)	10/15/29		549,538	241,797

Media—0.8%
AMC Networks, Inc. 10.25%(1)	01/15/29		385,000	396,015
Cable One, Inc. 4.00%(1)	11/15/30		1,205,000	930,332
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%(1)	02/01/28		940,000	923,409
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31		140,000	124,151
3.70%	04/01/51		530,000	343,472
3.90%	06/01/52		360,000	239,375
4.80%	03/01/50		250,000	194,505
5.38%	05/01/47		141,000	119,452
6.65%	02/01/34		246,000	260,718
CSC Holdings LLC
4.63%(1)	12/01/30		300,000	140,673
6.50%(1)	02/01/29		77,000	61,036
11.75%(1)	01/31/29		2,434,000	2,278,735
DISH Network Corp. 11.75%(1)	11/15/27		1,277,000	1,331,017
Sinclair Television Group, Inc. 8.13%(1)	02/15/33		53,000	54,227
Sirius XM Radio LLC 5.00%(1)	08/01/27		1,820,000	1,801,309
Time Warner Cable LLC 5.50%	09/01/41		535,000	482,254
Univision Communications, Inc. 8.50%(1)	07/31/31		55,000	55,931
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29		1,842,000	1,801,642
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32		1,475,000	1,299,519
Ziggo Bond Co. BV (Netherlands) 5.13%(1)	02/28/30		53,000	46,354

				12,884,126

Mining—0.1%
Corp. Nacional del Cobre de Chile
5.13%(4)	02/02/33		207,000	202,438
5.95%(4)	01/08/34		407,000	416,202
Corp. Nacional del Cobre de Chile (Chile) 5.13%(4)	02/02/33		200,000	195,592
Novelis Corp. 3.25%(1)	11/15/26		275,000	270,699

				1,084,931

Miscellaneous Manufacturers—0.1%
CTEC II GmbH (Germany) 5.25%(4)	02/15/30	EUR	846,000	835,118

Office/Business Equipment—0.1%
Xerox Corp. 10.25%(1)	10/15/30		826,000	851,515

Oil & Gas—0.4%
Ecopetrol SA 8.38%	01/19/36		2,100,000	2,080,617
Ecopetrol SA (Colombia) 8.88%	01/13/33		856,000	900,666
KazMunayGas National Co. JSC (Kazakhstan) 3.50%(1)	04/14/33		815,000	711,951
Matador Resources Co. 6.50%(1)	04/15/32		1,033,000	1,036,244
Pertamina Persero PT (Indonesia) 3.10%(1)	08/27/30		600,000	553,626
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28		356,476	365,980
Transocean, Inc. 8.75%(1)	02/15/30		252,000	261,445

				5,910,529

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Oil & Gas Services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%(1)	04/01/28		$103,000	$103,454
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27		1,420,000	1,420,667
7.13%(1)	03/15/29		275,000	281,328

				1,805,449

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 4.50%	05/15/28		245,000	244,679
Amcor Flexibles North America, Inc. 4.80%(1)	03/17/28		2,225,000	2,237,571
Amcor Group Finance PLC 5.45%	05/23/29		670,000	689,517
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%(1)	08/15/26		382,000	377,638
5.25%(1)	08/15/27		305,000	151,789
5.25%(1)	08/15/27		510,000	254,398
Berry Global, Inc.
1.65%	01/15/27		40,000	38,373
5.50%	04/15/28		255,000	261,209
5.65%	01/15/34		150,000	155,312
Clearwater Paper Corp. 4.75%(1)	08/15/28		822,000	775,779
Graham Packaging Co., Inc. 7.13%(1)	08/15/28		53,000	52,917
Graphic Packaging International LLC 6.38%(1)	07/15/32		325,000	329,219

				5,568,401

Pharmaceuticals—1.1%
1261229 BC Ltd. 10.00%(1)	04/15/32		1,427,000	1,453,799
180 Medical, Inc. (United Kingdom) 3.88%(1)	10/15/29		269,000	254,953
Bayer U.S. Finance II LLC (Germany)
4.25%(1)	12/15/25		255,000	254,347
4.38%(1)	12/15/28		510,000	504,115
4.40%(1)	07/15/44		245,000	191,852
4.88%(1)	06/25/48		80,000	65,913
6.50%(1)	11/21/33		500,000	534,355
Bayer U.S. Finance LLC (Germany) 6.88%(1)	11/21/53		345,000	367,290
Centrient Holding BV (Netherlands) 6.75%(1)	05/30/30	EUR	900,000	1,054,862
CVS Health Corp.
4.78%	03/25/38		75,000	68,706
5.05%	03/25/48		330,000	284,123
5.70%	06/01/34		1,165,000	1,193,414
5.88%	06/01/53		212,000	201,464
6.75% (5 yr. CMT + 2.516%)(3)	12/10/54		1,290,000	1,296,386
7.00% (5 yr. CMT + 2.886%)(3)	03/10/55		1,550,000	1,597,957
Galderma Finance Europe BV (Netherlands) 3.50%(4)	03/20/30	EUR	1,040,000	1,209,421
Grifols SA (Spain)
4.75%(1)	10/15/28		410,000	395,109
7.50%(4)	05/01/30	EUR	827,000	998,879
Johnson & Johnson
3.05%	02/26/33	EUR	260,000	298,008
3.60%	02/26/45	EUR	265,000	294,138
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%(1)	04/17/32		932,000	897,917
Pfizer Netherlands International Finance BV 3.25%	05/19/32	EUR	340,000	390,844
Teva Pharmaceutical Finance Netherlands II BV (Israel) 4.13%	06/01/31	EUR	1,946,000	2,234,787
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		274,000	279,617
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		274,000	278,354

				16,600,610

Pipelines—0.7%
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(3),(5)	02/15/28		733,000	731,805
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		430,000	436,489
8.25%(1)	01/15/32		425,000	445,736
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		942,000	922,265
NGPL PipeCo LLC 4.88%(1)	08/15/27		40,000	39,816
Pipeline Funding Co. LLC 7.50%(1)	01/15/30		136,675	140,625
Rockies Express Pipeline LLC 6.88%(1)	04/15/40		216,000	218,482
Southern Natural Gas Co. LLC 4.80%(1)	03/15/47		65,000	55,572
TMS Issuer SARL 5.78%(4)	08/23/32		400,000	413,592
TransMontaigne Partners LLC 8.50%(1)	06/15/30		650,000	680,082
Venture Global Calcasieu Pass LLC
3.88%(1)	11/01/33		750,000	654,953
4.13%(1)	08/15/31		580,000	535,978
Venture Global LNG, Inc.
7.00%(1)	01/15/30		150,000	152,258
9.00% (5 yr. CMT + 5.440%)(1),(3),(5)	09/30/29		3,220,000	3,222,801
9.88%(1)	02/01/32		779,000	841,094
Venture Global Plaquemines LNG LLC
6.50%(1)	01/15/34		128,000	131,711
6.75%(1)	01/15/36		1,224,000	1,259,496

				10,882,755

Real Estate—0.1%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(4)	05/04/28	EUR	195,000	212,275
Vonovia SE (Germany)
0.75%(4)	09/01/32	EUR	100,000	94,729
1.50%(4)	06/14/41	EUR	600,000	460,501

				767,505

REIT—0.9%
American Assets Trust LP 3.38%	02/01/31		500,000	447,500
American Homes 4 Rent LP 3.38%	07/15/51		675,000	443,995
American Tower Corp.
2.10%	06/15/30		1,050,000	932,358
4.90%	03/15/30		500,000	504,970

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
Americold Realty Operating Partnership LP (REIT) 5.60%	05/15/32		$1,120,000	$1,121,445
Boston Properties LP (REIT) 2.75%	10/01/26		10,000	9,783
Crown Castle, Inc. (REIT) 2.10%	04/01/31		1,250,000	1,076,500
Digital Dutch Finco BV
1.25%(4)	02/01/31	EUR	220,000	224,551
3.88%(4)	03/15/35	EUR	500,000	563,576
Equinix Europe 2 Financing Corp. LLC (REIT) 3.63%	11/22/34	EUR	490,000	544,867
Extra Space Storage LP 2.40%	10/15/31		71,000	61,458
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		73,000	68,851
5.38%	04/15/26		1,040,000	1,040,354
5.75%	06/01/28		10,000	10,221
Healthcare Realty Holdings LP
3.10%	02/15/30		35,000	32,508
3.63%	01/15/28		150,000	145,786
Host Hotels & Resorts LP (REIT) 5.70%	06/15/32		1,475,000	1,497,199
Hudson Pacific Properties LP
3.25%	01/15/30		422,000	338,060
3.95%	11/01/27		576,000	545,351
5.95%	02/15/28		638,000	612,346
Iron Mountain, Inc. (REIT) 6.25%(1)	01/15/33		335,000	340,799
Lineage OP LP 5.25%(1)	07/15/30		1,160,000	1,165,231
LXP Industrial Trust 2.70%	09/15/30		160,000	142,971
Prologis Euro Finance LLC
4.00%	05/05/34	EUR	290,000	340,959
4.63%	05/23/33	EUR	150,000	184,825
Realty Income Corp. 3.38%	06/20/31	EUR	450,000	513,663
VICI Properties LP 5.63%	05/15/52		50,000	45,834
VICI Properties LP/VICI Note Co., Inc.
3.88%(1)	02/15/29		30,000	29,048
5.75%(1)	02/01/27		65,000	65,710
WP Carey, Inc. (REIT) 4.25%	07/23/32	EUR	200,000	236,760

				13,287,479

Retail—0.6%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		1,990,000	2,051,809
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		810,000	804,306
5.88%(1)	04/01/29		926,000	855,994
FirstCash, Inc. 6.88%(1)	03/01/32		320,000	328,714
LCM Investments Holdings II LLC 8.25%(1)	08/01/31		50,000	52,902
Lithia Motors, Inc. 3.88%(1)	06/01/29		325,000	307,648
Macy’s Retail Holdings LLC 7.38%(1)	08/01/33		676,000	678,873
Michaels Cos., Inc.
5.25%(1)	05/01/28		2,299,000	1,840,487
7.88%(1)	05/01/29		210,000	140,633
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		58,000	53,389
Papa John’s International, Inc. 3.88%(1)	09/15/29		695,000	668,659
Raising Cane’s Restaurants LLC 9.38%(1)	05/01/29		320,000	338,266
Staples, Inc. 10.75%(1)	09/01/29		175,000	164,124
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		435,000	409,109

				8,694,913

Semiconductors—0.1%
Foundry JV Holdco LLC 5.50%(1)	01/25/31		185,000	189,013
Intel Corp.
2.00%	08/12/31		560,000	476,140
3.73%	12/08/47		1,000,000	684,830
5.70%	02/10/53		130,000	117,240

				1,467,223

Software—0.6%
Cloud Software Group, Inc. 9.00%(1)	09/30/29		440,000	455,761
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		678,000	692,435
Open Text Corp. (Canada) 6.90%(1)	12/01/27		760,000	785,012
Open Text Holdings, Inc. (Canada) 4.13%(1)	12/01/31		2,350,000	2,141,907
Oracle Corp. 4.80%	08/03/28		880,000	889,786
Paychex, Inc. 5.10%	04/15/30		2,380,000	2,432,455
RingCentral, Inc. 8.50%(1)	08/15/30		336,000	358,532
SS&C Technologies, Inc. 5.50%(1)	09/30/27		52,000	52,011
TeamSystem SpA (Italy) 5.19% (3 mo. EUR EURIBOR + 3.250%)(1),(3)	07/01/32	EUR	800,000	913,772
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		282,000	265,280

				8,986,951

Telecommunications—0.8%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		2,393,000	1,834,187
9.63%(1)	07/15/27		1,321,000	1,215,650
Consolidated Communications, Inc. 6.50%(1)	10/01/28		1,363,000	1,385,558
EchoStar Corp. 10.75%	11/30/29		688,000	725,929
Frontier Communications Holdings LLC
5.88%(1)	10/15/27		155,000	155,124
8.63%(1)	03/15/31		1,351,000	1,433,289
Global Switch Finance BV (United Kingdom) 1.38%(4)	10/07/30	EUR	725,000	775,287
Level 3 Financing, Inc. 6.88%(1)	06/30/33		380,000	385,810
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29		370,150	371,542

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
T-Mobile USA, Inc.
2.55%	02/15/31		$996,000	$890,384
5.13%	05/15/32		1,075,000	1,090,888
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		69,000	63,927
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		417,000	437,104
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		850,000	809,710

				11,574,389

Transportation—0.1%
Aurizon Network Pty. Ltd. (Australia) 2.90%(4)	09/02/30	AUD	1,700,000	983,462
Pacific National Finance Pty. Ltd. (Australia) 3.70%	09/24/29	AUD	1,650,000	982,488

				1,965,950

Water—0.2%
Holding d’Infrastructures des Metiers de l’Environnement (France) 4.88%(4)	10/24/29	EUR	200,000	238,070
Suez SACA (France) 2.88%(4)	05/24/34	EUR	200,000	214,566
United Utilities Water Finance PLC (United Kingdom) 3.75%(4)	05/23/34	EUR	420,000	482,721
Yorkshire Water Finance PLC (United Kingdom) 6.38%(4)	11/18/34	GBP	1,550,000	2,108,295

				3,043,652

Total Corporate Bonds (Cost: $253,700,887)				257,538,885

MUNICIPAL BONDS—0.2%
City of Los Angeles Department of Airports, Revenue Bond 3.89%	05/15/38		100,000	89,862
City of New York, Series F 3.62%	04/01/31		155,000	148,852
County of Miami-Dade Aviation Revenue, Revenue Bond 2.61%	10/01/32		100,000	87,428
Empire State Development Corp., Revenue Bond
2.54%	03/15/34		135,000	113,514
2.54%	03/15/34		40,000	33,757
Empire State Development Corp., Series F 2.00%	03/15/33		100,000	82,275
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-3 1.85%	08/01/32		75,000	62,725
New York City Transitional Finance Authority, Revenue Bonds 5.00%	11/01/53		1,700,000	1,710,101
New York State Thruway Authority, Revenue Bonds 5.00%	03/15/59		520,000	522,018
State of Ohio, Revenue Bond 2.89%	01/01/32		100,000	90,084

Total Municipal Bonds (Cost: $3,051,155)				2,940,616

FOREIGN GOVERNMENT BONDS—1.1%
Brazil Government International Bonds
6.00%	10/20/33		1,420,000	1,404,337
6.13%	03/15/34		1,014,000	1,004,692
Colombia Government International Bonds 8.00%	11/14/35		1,110,000	1,140,114
Costa Rica Government International Bonds 6.55%(4)	04/03/34		1,014,000	1,059,884
Finance Department Government of Sharjah 6.50%(1)	11/23/32		200,000	211,906
Guatemala Government Bonds
3.70%(4)	10/07/33		707,000	604,209
5.25%(4)	08/10/29		310,000	308,757
5.25%(4)	08/10/29		300,000	298,797
Indonesia Government International Bonds 4.75%	09/10/34		200,000	196,674
Israel Government International Bonds 5.38%	02/19/30		440,000	449,680
Mexico Government International Bonds
2.66%	05/24/31		814,000	705,046
4.88%	05/19/33		1,166,000	1,097,602
6.35%	02/09/35		810,000	824,580
Panama Government International Bonds
2.25%	09/29/32		1,014,000	777,119
6.40%	02/14/35		1,014,000	998,111
Paraguay Government International Bonds
4.95%(4)	04/28/31		414,000	411,516
4.95%(4)	04/28/31		400,000	397,600
Perusahaan Penerbit SBSN Indonesia III 2.80%(4)	06/23/30		200,000	185,444
Republic of South Africa Government International Bonds
5.88%	06/22/30		1,115,000	1,110,339
5.88%	04/20/32		1,014,000	991,023
Romania Government International Bonds
3.63%(4)	03/27/32		910,000	795,522
5.75%(4)	03/24/35		990,000	938,570
6.63%(1)	05/16/36		700,000	699,048
Uruguay Government International Bonds 5.44%	02/14/37		200,000	204,364

Total Foreign Government Bonds (Cost: $16,566,102)				16,814,934

ASSET-BACKED SECURITIES—16.4%
522 Funding CLO Ltd. Series 2020-6A, Class CR2 6.27% (3 mo. USD Term SOFR + 1.950%)(1),(3)	10/23/34		1,100,000	1,100,982
Adagio IV CLO Ltd. Series IV-X, Class B1RR 3.68% (3 mo. EUR EURIBOR + 1.650%)(3),(4)	04/15/34	EUR	975,000	1,108,093
AGL CLO 13 Ltd. Series 2021-13A, Class B 6.24% (3 mo. USD Term SOFR + 1.912%)(1),(3)	10/20/34		600,000	600,030
AIMCO CLO Series 2017-AA, Class SUB 0.00%(1),(8)	01/20/38		4,250,000	2,513,140
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB 0.00%(1),(8)	04/20/34		700,000	475,354
Alinea CLO Ltd. Series 2018-1A, Class DR 6.58% (3 mo. USD Term SOFR + 2.250%)(1),(3)	07/20/31		750,000	751,012
Allegro CLO XVI Ltd. Series 2024-1A, Class C 7.02% (3 mo. USD Term SOFR + 2.700%)(1),(3)	04/25/37		1,000,000	1,007,648
ALLO Issuer LLC Series 2023-1A, Class C 12.18%(1)	06/20/53		469,000	503,257
ALLO Issuer LLC Series 2024-1A, Class C 11.19%(1)	07/20/54		2,734,000	2,965,031
ALLO Issuer LLC Series 2025-1A, Class C 8.10%(1)	04/20/55		1,750,000	1,764,212
AMMC CLO 23 Ltd. Series 2020-23A, Class D1R3 7.52% (3 mo. USD Term SOFR + 3.200%)(1),(3)	07/17/38		3,200,000	3,209,120

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
AMMC CLO 24 Ltd. Series 2021-24A, Class BR 5.93% (3 mo. USD Term SOFR + 1.600%)(1),(3)	01/20/35		$700,000	$700,774
AMMC CLO 24 Ltd. Series 2021-24A, Class ER 10.83% (3 mo. USD Term SOFR + 6.500%)(1),(3)	01/20/35		1,000,000	1,002,532
AMMC CLO 27 Ltd. Series 2022-27A, Class CR 6.13% (3 mo. USD Term SOFR + 1.800%)(1),(3)	01/20/37		3,000,000	3,003,681
AMSR Trust Series 2020-SFR5, Class G 4.11%(1)	11/17/37		5,000,000	4,968,379
AMSR Trust Series 2021-SFR2, Class F1 3.28%(1)	08/17/38		1,225,000	1,193,060
AMSR Trust Series 2021-SFR2, Class F2 3.67%(1)	08/17/38		3,850,000	3,753,564
AMSR Trust Series 2021-SFR3, Class H 4.90%(1)	10/17/38		1,500,000	1,467,656
AMSR Trust Series 2022-SFR1, Class G 5.00%(1)	03/17/39		3,290,000	3,213,889
AMSR Trust Series 2024-SFR1, Class E 4.29%(1)	07/17/41		4,653,000	4,380,337
Angel Oak Mortgage Trust Series 2025-HB1, Class M3 7.40% (30 day USD SOFR Average + 3.050%)(1),(3)	02/25/55		1,832,000	1,847,722
Aqueduct European CLO 9 DAC Series 2025-9A, Class B 4.06% (3 mo. EUR EURIBOR + 1.750%)(1),(3)	04/15/38	EUR	1,775,000	2,022,591
Arbour CLO VI DAC Series 6A, Class BR 4.04% (3 mo. EUR EURIBOR + 1.900%)(1),(3)	11/15/37	EUR	1,500,000	1,713,425
Arbour CLO VII DAC Series 7A, Class BR 4.03% (3 mo. EUR EURIBOR + 2.050%)(1),(3)	12/15/38	EUR	1,350,000	1,542,468
Aurium CLO XIII DAC Series 13A, Class B 4.07% (3 mo. EUR EURIBOR + 1.700%)(1),(3)	04/15/38	EUR	1,775,000	2,017,932
Avis Budget Rental Car Funding AESOP LLC Series 2021- 1A, Class D 3.71%(1)	08/20/27		1,540,000	1,506,390
Avis Budget Rental Car Funding AESOP LLC Series 2021- 2A, Class D 4.08%(1)	02/20/28		3,682,000	3,556,518
Avis Budget Rental Car Funding AESOP LLC Series 2023- 3A, Class D 7.32%(1)	02/20/28		2,830,000	2,847,667
Avis Budget Rental Car Funding AESOP LLC Series 2023- 5A, Class D 7.35%(1)	04/20/28		1,530,000	1,547,084
Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR 6.22% (3 mo. USD Term SOFR + 1.900%)(1),(3)	07/24/34		1,200,000	1,201,799
Bardot CLO Ltd. Series 2019-2A, Class DRR 6.83% (3 mo. USD Term SOFR + 2.500%)(1),(3)	10/22/32		1,200,000	1,193,292
Basswood Park CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(8)	04/20/34		3,000,000	1,651,251
Bayard Park CLO Ltd. Series 2025-1A, Class SUB 0.00%(1),(8)	07/24/38		2,150,000	1,973,485
BCRED CLO LLC Series 2023-1A, Class A 6.63% (3 mo. USD Term SOFR + 2.300%)(1),(3)	01/20/36		1,200,000	1,204,076
Blue Stream Issuer LLC Series 2024-1A, Class C 8.71%(1)	11/20/54		2,430,000	2,564,187
BMO SBA COOF Trust Series 2019-1, Class A (I/O) 1.66%(1),(9)	10/25/45		1,736,205	65,101
Capital Street Master Trust Series 2024-1, Class A 5.69% (30 day USD SOFR Average + 1.350%)(1),(3)	10/16/28		1,100,000	1,100,211
Carvana Auto Receivables Trust Series 2020-P1, Class R 0.00%(1),(10)	09/08/27		1,300	98,377
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(10)	06/12/28		1,500	96,090
Carvana Auto Receivables Trust Series 2022-P2, Class R 0.00%(1),(10)	05/10/29		3,050	363,066
Carvana Auto Receivables Trust Series 2023-N3, Class R 0.00%(1),(10)	09/10/30		2,200	453,296
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O) 0.00%(1),(8)	09/10/30		16,629,823	301,149
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00%(1),(10)	03/11/30		3,100	257,594
Carvana Auto Receivables Trust Series 2023-P2, Class R 0.00%(1),(10)	06/10/30		2,000	198,521
Carvana Auto Receivables Trust Series 2023-P3, Class R 0.00%(1),(10)	08/12/30		2,000	238,929
Castlelake Aircraft Structured Trust Series 2025-1A, Class A 5.78%(1)	02/15/50		3,433,851	3,467,332
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.47%(1),(11),(2)	08/15/50		2,135,000	2,134,946
CIFC Funding Ltd. Series 2017-4A, Class A2R 6.13% (3 mo. USD Term SOFR + 1.812%)(1),(3)	10/24/30		575,000	575,316
CIFC Funding Ltd. Series 2018-1A, Class SUB 0.00%(1),(8)	01/18/38		575,000	224,758
CIFC Funding Ltd. Series 2022-2A, Class B 0.00%(1),(8)	04/19/35		475,000	342,592
CLI Funding VIII LLC Series 2022-1A, Class B 3.12%(1)	01/18/47		234,784	212,038
Cloud Capital Holdco LP Series 2024-1A, Class A2 5.78%(1)	11/22/49		1,860,000	1,883,600
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51		2,000,000	1,933,695
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class C 5.99%(1)	12/26/51		3,400,000	3,332,265
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C 9.41% (1)	05/20/55		2,890,000	3,018,227
CoreVest American Finance Ltd. Series 2021-1, Class XB (I/O) 1.44%(1),(9)	04/15/53		4,459,000	202,648
CVC Cordatus Loan Fund XXI DAC Series 21X, Class B1 3.71% (3 mo. EUR EURIBOR + 1.700%)(3),(4)	09/22/34	EUR	1,200,000	1,369,982
DailyPay Securitization Trust Series 2025-1A, Class B 6.20%(1)	06/26/28		2,920,000	2,930,724

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Davis Park CLO Ltd. Series 2022-1A, Class D1R 7.42% (3 mo. USD Term SOFR + 3.100%)(1),(3)	07/20/38		$3,500,000	$3,479,875
Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR 6.27% (3 mo. USD Term SOFR + 1.950%)(1),(3)	10/15/30		1,300,000	1,301,344
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 5.48% (3 mo. USD Term SOFR + 1.162%)(1),(3)	04/15/29		14,776	14,807
Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB 0.00%(1),(8)	07/17/37		4,000,000	2,712,468
Elmwood CLO III Ltd. Series 2019-3A, Class ERR 10.28% (3 mo. USD Term SOFR + 5.950%)(1),(3)	07/18/37		1,900,000	1,906,639
Elmwood CLO III Ltd. Series 2019-3A, Class SUB 0.00%(1),(8)	07/18/37		3,500,000	1,962,478
Elmwood CLO VI Ltd. Series 2020-3A, Class D1RR 7.43% (3 mo. USD Term SOFR + 3.100%)(1),(3)	07/18/37		3,400,000	3,413,991
eStruxture Issuer LP Series 2025-1, Class A2 5.89%(1)	07/20/55	CAD	4,740,000	3,437,595
FHF Issuer Trust Series 2025-1A, Class D 5.95%(1)	06/15/32		890,000	899,443
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R 3.89% (3 mo. EUR EURIBOR + 1.750%)(1),(3)	02/15/38	EUR	2,140,000	2,441,190
Flexential Issuer Series 2021-1A, Class A2 3.25%(1)	11/27/51		2,250,000	2,174,020
Flexential Issuer Series 2021-1A, Class B 3.72%(1)	11/27/51		3,000,000	2,887,287
FRTKL Group, Inc. Series 2021-SFR1, Class F 3.17%(1)	09/17/38		1,779,000	1,693,042
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D 6.31%(1)	03/15/29		1,110,000	1,133,696
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R 7.06% (3 mo. USD Term SOFR + 2.750%)(1),(3)	01/20/36		800,000	805,025
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1 7.55% (3 mo. USD Term SOFR + 3.250%)(1),(3)	11/09/36		1,200,000	1,206,624
Harriman Park CLO Ltd. Series 2020-1A, Class ERR 10.33% (3 mo. USD Term SOFR + 6.000%)(1),(3)	07/20/38		1,950,000	1,935,180
Hertz Vehicle Financing III LP Series 2021-2A, Class C 2.52%(1)	12/27/27		950,000	913,105
HOA Funding LLC Series 2021-1A, Class A2 4.72%(1),(12),(13),(11)	08/20/51		814,278	187,294
Hotwire Funding LLC Series 2021-1, Class C 4.46%(1)	11/20/51		3,000,000	2,924,360
Hotwire Funding LLC Series 2024-1A, Class C 9.19%(1)	06/20/54		2,250,000	2,356,308
HPS Loan Management Ltd. Series 2024-19A, Class C2 7.22% (3 mo. USD Term SOFR + 2.900%)(1),(3)	04/15/37		1,000,000	1,005,367
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D 7.85% (30 day USD SOFR Average + 3.500%)(1),(3)	03/21/33		1,084,051	1,084,890
Invesco CLO Ltd. Series 2021-2A, Class SUB 0.00%(1),(8)	07/15/34		5,000,000	1,669,805
Invesco CLO Ltd. Series 2021-2A, Class Y 0.00%(1),(8),(11),(12)	07/15/34		500,000	—
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB 0.00%(1),(8)	01/15/38		1,400,000	1,142,120
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y 0.05% (1),(8),(9),(11),(12)	01/15/38		1,400,000	—
JG Wentworth XLII LLC Series 2018-2A, Class B 4.70%(1)	10/15/77		144,206	130,043
JG Wentworth XXXIX LLC Series 2017-2A, Class B 5.09%(1)	09/17/74		268,427	241,114
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73		31,383	29,411
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(1)	01/17/73		31,685	28,471
LCM 35 Ltd. Series 35A, Class BR 5.97% (3 mo. USD Term SOFR + 1.650%)(1),(3)	10/15/34		1,700,000	1,701,870
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A 2.64%(1)	10/15/46		1,398,781	1,306,215
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 5.74% (3 mo. USD LIBOR + 1.150%)(1),(3)	04/19/33		900,141	903,742
Magnetite XLII Ltd. Series 2024-42A, Class SUB 0.00%(1),(8)	01/25/38		1,000,000	862,972
Mid-State Trust XI Series 11, Class A1 4.86%	07/15/38		787	785
Navient Student Loan Trust Series 2018-4A, Class B 5.76% (30 day USD SOFR Average + 1.414%)(1),(3)	06/27/67		850,000	797,283
NCFA LLC – Loan Participation 1 2.75%(11)	06/12/28		2,615,980	2,615,980
NCFA LLC – Loan Participation 2 3.14%(11)	12/19/27		4,042,586	4,042,586
NCFA LLC – Loan Participation 3 1.00% (9),(11)	04/11/30		3,800,000	3,800,000
Nelnet Student Loan Trust Series 2007-1, Class B2 5.96%(9),(11)	08/25/37		785,000	700,376
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER3 11.08% (3 mo. USD Term SOFR + 6.750%)(1),(3)	07/22/38		1,800,000	1,833,039
Neuberger Berman Loan Advisers CLO 26 Ltd. (17-26A) 0.00%(1),(8)	10/18/38		5,540,000	2,357,680
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021- 40A, Class SUB 0.00%(1),(8)	04/16/33		275,000	132,384
NewDay Funding Series 2025-2A, Class E 7.22% (1 day GBP SONIA + 3.000%)(1),(3)	07/15/33	GBP	2,500,000	3,309,370

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
ASSET-BACKED SECURITIES (Continued)
Newday Funding Master Issuer PLC Series 2024-2X, Class E 8.12% (1 day GBP SONIA + 3.900%)(3),(4)	07/15/32	GBP	1,600,000	$2,138,519
OCP Aegis CLO Ltd. Series 2023-29A, Class D2R 8.18% (3 mo. USD Term SOFR + 3.850%)(1),(3)	01/20/36		$1,100,000	1,101,519
OCP CLO Ltd. Series 2021-23A, Class SUB 0.00%(1),(8)	01/17/37		4,395,000	2,215,735
Palmer Square CLO Ltd. Series 2015-1A, Class BR5 6.22% (3 mo. USD Term SOFR + 1.900%)(1),(3)	05/21/34		1,300,000	1,304,728
Palmer Square CLO Ltd. Series 2015-1A, Class CR5 7.07% (3 mo. USD Term SOFR + 2.750%)(1),(3)	05/21/34		2,500,000	2,499,913
Palmer Square CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(8)	04/20/38		2,212,000	1,541,386
Palmer Square European Loan Funding DAC Series 2024- 3A, Class B 3.99% (3 mo. EUR EURIBOR + 1.850%)(1),(3)	05/15/34	EUR	1,400,000	1,598,159
PHEAA Student Loan Trust Series 2014-3A, Class A 5.05% (30 day USD SOFR Average + 0.704%)(1),(3)	08/25/40		14,183	14,055
PRET LLC Series 2021-RN3, Class A1 4.84%(1)	09/25/51		3,474,201	3,467,708
PRET LLC Series 2025-NPL6, Class A1 5.74%(1)	06/25/55		3,644,578	3,629,614
PRET LLC Series 2025-NPL8, Class A1 5.73%(1),(9),(11),(2)	07/25/55		4,790,000	4,789,990
Progress Residential Trust Series 2021-SFR10, Class F 4.61%(1)	12/17/40		1,150,062	1,114,556
Progress Residential Trust Series 2021-SFR10, Class H 5.23%(1)	12/17/40		4,235,789	4,033,636
Progress Residential Trust Series 2021-SFR9, Class E1 2.81%(1)	11/17/40		1,531,000	1,427,545
Progress Residential Trust Series 2022-SFR1, Class G 5.52%(1)	02/17/41		5,160,000	4,992,453
Progress Residential Trust Series 2022-SFR3, Class E2 5.60%(1)	04/17/39		1,646,000	1,631,903
Progress Residential Trust Series 2024-SFR5, Class E2 3.63%(1),(9)	08/09/29		2,050,000	1,859,192
Rockford Tower CLO Ltd. Series 2017-3A, Class A 5.78% (3 mo. USD Term SOFR + 1.452%)(1),(3)	10/20/30		166,506	166,791
Rockford Tower CLO Ltd. Series 2019-2A, Class BR2 5.97% (3 mo. USD Term SOFR + 1.650%)(1),(3)	08/20/32		2,000,000	2,004,548
Rockford Tower CLO Ltd. Series 2021-3A, Class D2R 8.57% (3 mo. USD Term SOFR + 4.250%)(1),(3)	01/15/38		2,850,000	2,821,762
Rockford Tower CLO Ltd. Series 2023-1A, Class D 9.65% (3 mo. USD Term SOFR + 5.320%)(1),(3)	01/20/36		850,000	854,331
Sabey Data Center Issuer LLC Series 2021-1, Class A2 1.88%(1)	06/20/46		1,325,000	1,286,346
Sabey Data Center Issuer LLC Series 2023-1, Class A2 6.25%(1)	04/20/48		175,000	175,419
Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class E 8.49%(1)	04/25/54		2,784,873	2,859,723
Santander Consumer Auto Receivables Trust Series 2020- BA, Class R 0.00%(1),(10)	08/15/28		2,000	594,915
Santander Consumer Auto Receivables Trust Series 2021- CA, Class R 0.00%(1),(10)	06/15/28		5,150	534,325
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C 5.83%(1)	06/20/41		544,355	547,703
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class D 6.79%(1)	04/20/44		1,890,000	1,894,060
Skyline Aviation, Inc. Class A 3.23%(11)	07/03/38		408,778	378,713
Slam Ltd. Series 2024-1A, Class A 5.34%(1)	09/15/49		2,055,587	2,056,974
SLM Student Loan Trust Series 2004-1, Class B 5.10% (90 day USD SOFR Average + 0.762%)(3)	07/25/39		101,516	95,991
SLM Student Loan Trust Series 2008-5, Class A4 6.30% (90 day USD SOFR Average + 1.962%)(3)	07/25/23		26,520	26,657
SLM Student Loan Trust Series 2008-7, Class A4 5.50% (90 day USD SOFR Average + 1.162%)(3)	07/25/23		6,663	6,546
SLM Student Loan Trust Series 2008-7, Class B 6.45% (90 day USD SOFR Average + 2.112%)(3)	07/26/83		10,000	10,039
Stratus CLO Ltd. Series 2021-3A, Class SUB 0.00%(1),(8)	12/29/29		975,000	146
Switch ABS Issuer LLC Series 2024-1A, Class B 6.50%(1)	03/25/54		400,000	402,330
Switch ABS Issuer LLC Series 2024-2A, Class C 10.03%(1)	06/25/54		2,350,000	2,459,022
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%(1)	05/25/46		721,875	721,240
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.95%(1)	08/25/51		953,025	909,619
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B 2.52%(1)	02/20/46		496,195	455,970
Tricon Residential Trust Series 2022-SFR1, Class E2 5.74%(1)	04/17/39		1,600,000	1,590,054
Tricon Residential Trust Series 2024-SFR4, Class D 5.35%(1)	11/17/41		1,480,000	1,464,220
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R 4.31%(1),(2),(3)	03/20/38		1,740,000	1,746,525
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2 6.17%(1)	05/28/39	GBP	1,550,000	2,106,139
Vault DI Issuer LLC Series 2021-1A, Class A2 2.80%(1)	07/15/46		1,700,000	1,651,611
VB-S1 Issuer LLC Series 2022-1A, Class F 5.27%(1)	02/15/52		2,075,000	1,960,605
Vista Point Securitization Trust Series 2024-CES2, Class A3 5.91%(1)	10/25/54		700,000	698,984
Vista Point Securitization Trust Series 2024-CES2, Class B1 7.50%(1),(9)	10/25/54		1,000,000	1,002,922

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Voya CLO Ltd. Series 2019-4A, Class ER 11.29% (3 mo. USD Term SOFR + 6.972%)(1),(3)	01/15/35	$1,351,000	$1,354,498
Wendy’s Funding LLC Series 2019-1A, Class A2I 3.78%(1)	06/15/49	1,743,226	1,720,412
Western Funding Auto Loan Trust Series 2025-1, Class D 5.79%(1)	01/15/36	2,500,000	2,498,780
Whetstone Park CLO Ltd. Series 2021-1A, Class SUB 0.00%(1),(8)	01/20/35	2,180,000	1,125,580
Wingstop Funding LLC Series 2020-1A, Class A2 2.84%(1)	12/05/50	1,477,500	1,406,208
Wireless PropCo Funding LLC Series 2025-1A, Class C 8.51%(1),(11)	06/25/55	2,250,000	2,265,477
Ziply Fiber Issuer LLC Series 2024-1A, Class B 7.81%(1)	04/20/54	825,000	852,233

Total Asset-backed Securities (Cost: $246,851,926)			246,421,398

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K037, Class X3 (I/O) 5.37%(9)	01/25/42	14,744	—
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O) 1.55%(9)	10/25/43	675,585	7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O) 2.12%(9)	06/25/44	6,243,936	105,537
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O) 2.08%(9)	01/25/45	2,999,971	78,731
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O) 1.32%(9)	01/25/30	9,148,991	454,120
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O) 2.54%(9)	05/25/46	2,995,582	3,626
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O) 2.16%(9)	05/25/47	3,160,000	51,237
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O) 2.00%(9)	09/25/47	2,495,000	44,914
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O) 1.20%(9)	06/25/27	595,911	7,151
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O) 4.03%(9)	01/25/31	157,111	14,694
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O) 1.81%(9)	05/25/27	3,520,276	88,503
Federal National Mortgage Association, Pool #462209 6.37% (1 yr. CMT + 2.176%)(3)	04/01/36	41,315	41,014
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O) 3.06%(9)	07/25/39	198,227	3,593
Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O) 2.04%(9)	04/25/36	58,928	1
Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O) 2.70%(9)	01/25/39	411,907	15,265
Government National Mortgage Association Series 2009-111, Class IO (I/O) 0.19%(9)	09/16/51	850,104	29,376
Government National Mortgage Association Series 2011-119, Class IO (I/O) 0.13%(9)	08/16/51	1,050,596	1,084
Government National Mortgage Association Series 2012-123 (I/O) 0.61%(9)	12/16/51	1,368,568	22,324
Government National Mortgage Association Series 2012-135 (I/O) 0.34%(9)	01/16/53	243,414	2,760
Government National Mortgage Association Series 2013-33, Class IO (I/O) 0.17%(9)	04/16/54	297,014	631
Government National Mortgage Association Series 2014-126, Class IO (I/O) 0.71%(9)	02/16/55	4,381,895	132,082

Total Commercial Mortgage-backed Securities—Agency (Cost: $2,441,708)			1,096,650

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—14.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90%(1)	08/10/35	2,715,000	2,619,211
1211 Avenue of the Americas Trust Series 2015-1211, Class C 4.14%(1),(9)	08/10/35	1,080,000	1,015,045
1345 Trust Series 2025-AOA, Class D 7.34% (1 mo. USD Term SOFR + 3.000%)(1),(3)	06/15/30	3,000,000	3,012,472
245 Park Avenue Trust Series 2017-245P, Class E 3.66%(1),(9)	06/05/37	4,800,000	4,498,779
280 Park Avenue Mortgage Trust Series 2017-280P, Class C 5.89% (1 mo. USD Term SOFR + 1.550%)(1),(3)	09/15/34	1,700,000	1,679,941
280 Park Avenue Mortgage Trust Series 2017-280P, Class E 6.75% (1 mo. USD Term SOFR + 2.419%)(1),(3)	09/15/34	3,100,000	3,003,401
ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B 8.34% (30 day USD SOFR Average + 4.000%)(1),(3)	06/25/27	3,070,725	3,073,860
AMSR Trust Series 2021-SFR1, Class G 4.61%(1)	06/17/38	2,500,000	2,365,659
AMSR Trust Series 2021-SFR3, Class G 3.80%(1)	10/17/38	2,160,000	2,091,750
AMSR Trust Series 2022-SFR1, Class F 6.02%(1)	03/17/39	3,150,000	3,123,231
AOA Mortgage Trust Series 2021-1177, Class B 5.63% (1 mo. USD Term SOFR + 1.289%)(1),(3)	10/15/38	1,600,000	1,519,156
Banc of America Commercial Mortgage Trust Series 2015- UBS7, Class XA (I/O) 0.62%(9)	09/15/48	3,752,341	38
Banc of America Commercial Mortgage Trust Series 2015- UBS7, Class XE (I/O) 1.25%(1),(9)	09/15/48	500,000	505
Bank Series 2020-BN25, Class C 3.35%(9)	01/15/63	1,815,000	1,579,850

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
BBCMS Trust Series 2015-SRCH, Class D 4.96%(1),(9)	08/10/35	$5,000,000	$4,677,124
Benchmark Mortgage Trust Series 2024-V10, Class C 5.68%(9)	09/15/57	1,338,000	1,328,631
Benchmark Mortgage Trust Series 2024-V8, Class C 6.95%(9)	07/15/57	2,000,000	2,081,671
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class D 7.03% (1 mo. USD Term SOFR + 2.691%)(1),(3)	11/15/41	1,850,000	1,859,644
BGME Trust Series 2021-VR, Class C 2.99%(1),(9)	01/10/43	1,600,000	1,212,308
BGME Trust Series 2021-VR, Class D 2.99%(1),(9)	01/10/43	1,700,000	1,227,701
Blackstone Industrial Portfolio 6.77%(11)	04/09/25	187,581	185,687
BPR Commercial Mortgage Trust Series 2024-PARK, Class E 9.69%(1),(9)	11/05/39	2,690,000	2,921,235
BPR Trust Series 2021-TY, Class D 6.81% (1 mo. USD Term SOFR + 2.464%)(1),(3)	09/15/38	1,750,000	1,742,639
BX Commercial Mortgage Trust Series 2020-VIV2, Class C 3.54%(1),(9)	03/09/44	1,100,000	1,012,263
BX Commercial Mortgage Trust Series 2020-VIVA, Class E 3.55%(1),(9)	03/11/44	1,200,000	1,067,566
BX Commercial Mortgage Trust Series 2024-BRBK, Class D 10.31% (1 mo. USD Term SOFR + 5.971%)(1),(3)	10/15/41	1,147,000	1,156,821
BX Commercial Mortgage Trust Series 2025-BCAT, Class D 7.00% (1 mo. USD Term SOFR + 2.650%)(1),(2),(3)	08/15/42	1,380,000	1,380,000
BX Commercial Mortgage Trust Series 2025-BCAT, Class E 7.85% (1 mo. USD Term SOFR + 3.500%)(1),(2),(3)	08/15/42	3,600,000	3,600,000
BX Commercial Mortgage Trust Series 2025-SPOT, Class E 8.03% (1 mo. USD Term SOFR + 3.690%)(1),(3)	04/15/40	2,300,000	2,308,660
BX Mortgage Trust Series 2021-PAC, Class G 7.40% (1 mo. USD Term SOFR + 3.061%)(1),(3)	10/15/36	2,059,000	2,048,190
BX Trust Series 2021-ARIA, Class F 7.05% (1 mo. USD Term SOFR + 2.708%)(1),(3)	10/15/36	1,600,000	1,599,259
BX Trust Series 2021-ARIA, Class G 7.60% (1 mo. USD Term SOFR + 3.257%)(1),(3)	10/15/36	1,500,000	1,495,846
BX Trust Series 2021-VIEW, Class E 8.06% (1 mo. USD Term SOFR + 3.714%)(1),(3)	06/15/36	1,850,000	1,856,997
BX Trust Series 2022-FOX2, Class E 7.30% (1 mo. USD Term SOFR + 2.959%)(1),(3)	04/15/39	868,000	865,278
BX Trust Series 2022-LBA6, Class D 6.34% (1 mo. USD Term SOFR + 2.000%)(1),(3)	01/15/39	1,240,000	1,240,649
BX Trust Series 2023-LIFE, Class C 5.88%(1)	02/15/28	2,200,000	2,104,428
BX Trust Series 2024-BIO, Class B 6.28% (1 mo. USD Term SOFR + 1.941%)(1),(3)	02/15/41	2,000,000	2,000,038
BX Trust Series 2024-BIO, Class C 6.98% (1 mo. USD Term SOFR + 2.640%)(1),(3)	02/15/41	927,000	926,619
BX Trust Series 2024-BIO, Class D 7.98% (1 mo. USD Term SOFR + 3.639%)(1),(3)	02/15/41	1,530,000	1,511,647
BX Trust Series 2025-ROIC, Class E 7.28% (1 mo. USD Term SOFR + 2.941%)(1),(3)	03/15/30	1,627,652	1,602,333
BX Trust Series 2025-VLT6, Class E 7.53% (1 mo. USD Term SOFR + 3.191%)(1),(3)	03/15/42	1,400,000	1,401,684
BX Trust Series 2025-VLT7, Class D 7.55% (1 mo. USD Term SOFR + 3.250%)(1),(3)	07/15/44	4,000,000	4,027,554
BXHPP Trust Series 2021-FILM, Class E 6.46% (1 mo. USD Term SOFR + 2.114%)(1),(3)	08/15/36	1,200,000	1,023,944
BXP Trust Series 2017-GM, Class D 3.42%(1),(9)	06/13/39	1,000,000	948,168
BXP Trust Series 2017-GM, Class E 3.42%(1),(9)	06/13/39	750,000	704,215
BXSC Commercial Mortgage Trust Series 2022-WSS, Class B 6.43% (1 mo. USD Term SOFR + 2.092%)(1),(3)	03/15/35	1,809,000	1,812,652
CD Mortgage Trust Series 2016-CD1, Class XA (I/O) 1.34%(9)	08/10/49	8,559,443	41,764
Century Plaza Towers Series 2019-CPT, Class F 3.00%(1),(9)	11/13/39	450,000	340,566
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O) 0.80%(1),(9)	08/15/50	11,628,000	163,744
CHI Commercial Mortgage Trust Series 2025-SFT, Class D 7.32%(1),(9)	04/15/42	1,920,000	1,961,479
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O) 1.20%(9)	02/10/49	5,023,126	4,958
Citigroup Commercial Mortgage Trust Series 2020-555, Class A 2.65%(1)	12/10/41	1,450,000	1,297,545
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.14%(9)	10/15/45	160,043	2,518
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O) 0.52%(1),(9),(12)	12/10/44	980,992	10
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O) 0.71%(1),(9)	08/10/47	1,200,000	4,332
COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O) 0.61%(9)	06/10/47	88,690	1

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O) 0.53%(9)	09/10/47	$2,070,073	$21
COMM Mortgage Trust Series 2015-CR22, Class XA (I/O) 0.16%(9)	03/10/48	429,373	4
COMM Mortgage Trust Series 2015-CR25, Class XA (I/O) 0.62%(9)	08/10/48	532,781	5
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O) 1.07%(1),(9),(12)	07/10/48	10,015,000	100
COMM Mortgage Trust Series 2016-787S, Class D 3.83%(1),(9)	02/10/36	950,000	914,247
COMM Mortgage Trust Series 2016-CR28, Class XA (I/O) 0.65%(9)	02/10/49	10,506,364	117
Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB, Class X (I/O) 1.54%(1),(9)	06/20/31	4,045	6
CONE Trust Series 2024-DFW1, Class B 6.63% (1 mo. USD Term SOFR + 2.291%)(1),(3)	08/15/41	1,267,000	1,273,618
CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O) 2.00%(1),(9)	10/15/52	81,538	372
CSAIL Commercial Mortgage Trust Series 2015-C2, Class XA (I/O) 0.24%(9)	06/15/57	1,374,661	74
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O) 1.53%(9)	06/15/52	546,931	25,970
DBGS Mortgage Trust Series 2021-W52, Class C 6.76% (1 mo. USD Term SOFR + 2.414%)(1),(3)	10/15/36	1,350,000	1,309,006
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O) 1.36%(9)	05/10/49	8,457,591	11,118
DBSG Mortgage Trust Series 2024-ALTA, Class D 7.06%(1),(9)	06/10/37	500,000	502,608
Del Amo Fashion Center Trust Series 2017-AMO, Class D 3.64%(1),(9)	06/05/35	1,515,000	1,411,754
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	1,458,000	1,291,241
DOLP Trust Series 2021-NYC, Class E 3.70%(1),(9)	05/10/41	600,000	479,473
DOLP Trust Series 2021-NYC, Class G 3.70%(1),(9)	05/10/41	2,250,000	1,516,651
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A 3.55%(1),(9)	09/10/35	1,114,500	1,104,229
Extended Stay America Trust Series 2021-ESH, Class F 8.16% (1 mo. USD Term SOFR + 3.814%)(1),(3)	07/15/38	3,281,666	3,289,561
FirstKey Homes Trust Series 2020-SFR1, Class F2 4.28%(1)	08/17/37	1,688,000	1,681,149
FirstKey Homes Trust Series 2021-SFR1, Class F1 3.24%(1)	08/17/38	4,000,000	3,901,905
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99%(1)	12/17/38	944,000	906,796
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20%(1)	05/19/39	1,600,000	1,592,401
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU, Class E 7.49% (1 mo. USD Term SOFR + 3.150%)(1),(3)	12/15/39	3,887,000	3,894,576
FS Commercial Mortgage Trust Series 2023-4SZN, Class E 10.42%(1),(9)	11/10/39	1,000,000	1,026,187
Great Wolf Trust Series 2024-WOLF, Class F 8.78% (1 mo. USD Term SOFR + 4.438%)(1),(3)	03/15/39	2,610,000	2,632,996
GS Mortgage Securities Corp. Trust Series 2017-375H, Class B 3.48%(1),(9)	09/10/37	2,920,000	2,739,790
GS Mortgage Securities Corp. Trust Series 2021-DM, Class E 7.39% (1 mo. USD Term SOFR + 3.049%)(1),(3)	11/15/36	3,360,000	3,326,732
GS Mortgage Securities Corp. Trust Series 2024-UPTN, Class E 10.04% (1 mo. USD Term SOFR + 5.700%)(1),(3)	10/15/29	1,450,000	1,419,636
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.42%(1),(9)	08/10/43	2,270,554	276
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 0.09%(1),(9)	08/10/44	403,268	248
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O) 1.12%(9)	10/10/48	3,090,493	31
GS Mortgage Securities Trust Series 2015-GS1, Class XA (I/O) 0.69%(9)	11/10/48	6,756,323	7,162
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O) 1.72%(9)	05/10/49	242,699	915
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O) 0.51%(9)	11/10/49	13,416,123	50,438
GSCG Trust Series 2019-600C, Class G 3.99%(1),(9)	09/06/34	285,000	3,016
GWT Trust Series 2024-WLF2, Class B 6.48% (1 mo. USD Term SOFR + 2.141%)(1),(3)	05/15/41	522,000	525,317
Hilton USA Trust Series 2016-HHV, Class F 4.19%(1),(9)	11/05/38	1,835,000	1,768,330
Hilton USA Trust Series 2025-NVIL, Class E 9.63% (1 mo. USD Term SOFR + 5.288%)(1),(3)	07/15/42	1,010,000	1,018,042
Hilton USA Trust Series 2025-NVIL, Class F 11.28% (1 mo. USD Term SOFR + 6.936%)(1),(3)	07/15/42	1,075,000	1,081,712
Hudson Yards Mortgage Trust Series 2019-30HY, Class D 3.44%(1),(9)	07/10/39	800,000	725,410
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E 6.68%(1),(9)	01/13/40	1,000,000	1,031,461
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F 7.40%(1),(9)	01/13/40	1,550,000	1,598,826
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.20%(1),(9)	07/13/42	2,235,000	2,285,273
IRV Trust Series 2025-200P, Class D 6.17%(1),(9)	03/14/47	1,370,000	1,353,994
JPMBB Commercial Mortgage Securities Trust Series 2015- C30, Class XA (I/O) 0.27%(9)	07/15/48	5,438,998	54

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMBB Commercial Mortgage Securities Trust Series 2015- C30, Class XNR (I/O) 0.25%(1),(9),(12)	07/15/48		$4,714,625	$23
JPMBB Commercial Mortgage Securities Trust Series 2015- C31, Class XA (I/O) 0.70%(9)	08/15/48		1,084,226	11
JPMCC Commercial Mortgage Securities Trust Series 2017- JP5, Class XA (I/O) 0.76%(9)	03/15/50		3,700,270	36,781
JPMCC Commercial Mortgage Securities Trust Series 2019- COR4, Class A3 3.76%	03/10/52		500,000	482,562
JPMDB Commercial Mortgage Securities Trust Series 2016- C2, Class XA (I/O) 1.47%(9)	06/15/49		233,298	1,075
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O) 0.49%(1),(9)	06/15/45		49,111,066	169,782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O) 0.25%(1),(9)	12/05/38		2,010,000	5,732
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O) 1.88%(1),(9)	01/16/37		450,000	12,461
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O) 0.57%(1),(9)	01/16/37		1,450,000	12,841
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class E 4.83% (3 mo. EUR EURIBOR + 2.700%)(1),(3)	08/17/33	EUR	1,004,439	1,146,144
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F 5.78% (3 mo. EUR EURIBOR + 3.650%)(1),(3)	08/17/33	EUR	490,928	556,798
Last Mile Securities PE DAC Series 2021-1A, Class F 7.13% (3 mo. EUR EURIBOR + 5.000%)(1),(3)	08/17/31	EUR	754,845	859,315
Last Mile Securities PE DAC Series 2021-1X, Class E 5.63% (3 mo. EUR EURIBOR + 3.500%)(3),(4)	08/17/31	EUR	1,199,753	1,372,271
MHC Trust Series 2021-MHC2, Class E 6.41% (1 mo. USD Term SOFR + 2.064%)(1),(3)	05/15/38		808,000	809,549
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O) 0.10%(1),(9),(12)	08/15/45		21,620,092	216
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O) 0.99%(1),(9)	10/15/46		15,985,117	236,701
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O) 0.56%(9)	04/15/48		204,457	2
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O) 0.48%(1),(9)	06/15/44		10,316,666	36,951
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E 4.32%(1),(9)	01/15/43		100,000	83,945
NRTH Mortgage Trust Series 2024-PARK, Class A 5.98% (1 mo. USD Term SOFR + 1.641%)(1),(3)	03/15/39		701,000	701,940
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E 6.70%(1),(9)	11/05/41		811,000	814,957
NYC Commercial Mortgage Trust Series 2021-909, Class D 3.21%(1),(9)	04/10/43		1,400,000	1,067,393
NYC Commercial Mortgage Trust Series 2025-3BP, Class D 6.78% (1 mo. USD Term SOFR + 2.441%)(1),(3)	02/15/42		2,050,000	2,040,215
NYCT Trust Series 2024-3ELV, Class C 7.18% (1 mo. USD Term SOFR + 2.840%)(1),(3)	08/15/29		2,050,000	2,040,679
NYO Commercial Mortgage Trust Series 2021-1290, Class B 6.00% (1 mo. USD Term SOFR + 1.659%)(1),(3)	12/15/38		1,780,000	1,765,081
NYO Commercial Mortgage Trust Series 2021-1290, Class C 6.45% (1 mo. USD Term SOFR + 2.109%)(1),(3)	11/15/38		820,000	809,979
NYO Commercial Mortgage Trust Series 2021-1290, Class D 7.00% (1 mo. USD Term SOFR + 2.659%)(1),(3)	11/15/38		2,765,000	2,703,184
PFP Ltd. Series 2025-12, Class C 6.89% (1 mo. USD Term SOFR + 2.542%)(1),(3)	12/18/42		2,840,000	2,844,433
PFP Ltd. Series 2025-12, Class D 7.44% (1 mo. USD Term SOFR + 3.091%)(1),(3)	12/18/42		1,834,000	1,835,722
Progress Residential Trust Series 2021-SFR11, Class F 4.42%(1)	01/17/39		1,250,000	1,200,649
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26		1,211,000	1,198,994
Progress Residential Trust Series 2021-SFR4, Class F 3.41%(1)	05/17/38		1,530,000	1,516,935
Progress Residential Trust Series 2021-SFR6, Class G 4.00%(1)	07/17/38		1,250,000	1,229,348
Progress Residential Trust Series 2021-SFR8, Class G 4.01%(1)	10/17/38		1,488,000	1,448,617
RIDE Series 2025-SHRE, Class E 7.81%(1),(9)	02/14/47		2,500,000	2,500,681
ROCK Trust Series 2024-CNTR, Class E 8.82%(1)	11/13/41		4,175,000	4,404,758
Sequoia Logistics DAC Series 2025-1A, Class E 5.93% (3 mo. EUR EURIBOR + 3.800%)(1),(3)	02/17/37	EUR	3,350,000	3,838,572
Sequoia Logistics DAC Series 2025-1X, Class C 4.03% (3 mo. EUR EURIBOR + 1.900%)(3),(4)	02/17/37	EUR	3,840,000	4,378,577
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A2A 3.66%(1),(9)	01/05/43		400,000	336,242
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A2B 4.14%(1),(9)	01/05/43		460,000	394,102

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class C 4.39%(1),(9)	01/05/43		$925,000	$748,962
SFO Commercial Mortgage Trust Series 2021-555, Class A 5.61% (1 mo. USD Term SOFR + 1.264%)(1),(3)	05/15/38		1,040,000	1,036,039
SFO Commercial Mortgage Trust Series 2021-555, Class D 6.86% (1 mo. USD Term SOFR + 2.514%)(1),(3)	05/15/38		500,000	497,206
SMRT Commercial Mortgage Trust Series 2022-MINI, Class D 6.29% (1 mo. USD Term SOFR + 1.950%)(1),(3)	01/15/39		1,400,000	1,389,818
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 7.69% (1 mo. USD Term SOFR + 3.350%)(1),(3)	01/15/39		1,000,000	971,746
SREIT Trust Series 2021-MFP2, Class C 5.83% (1 mo. USD Term SOFR + 1.485%)(1),(3)	11/15/36		1,060,000	1,060,163
STWD Trust Series 2021-FLWR, Class F 7.13% (1 mo. USD Term SOFR + 2.787%)(1),(3)	07/15/36		440,000	440,163
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E 7.68% (1 mo. USD Term SOFR + 3.340%)(1),(3)	02/15/42		4,650,000	4,641,732
Taurus U.K. DAC Series 2021-UK1A, Class D 6.84% (1 day GBP SONIA + 2.600%)(1),(3)	05/17/31	GBP	1,464,245	1,943,710
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D 7.43% (1 mo. USD Term SOFR + 3.091%)(1),(3)	04/15/42		1,325,000	1,328,841
Tricon Residential Trust Series 2021-SFR1, Class F 3.69%(1)	07/17/38		6,690,000	6,549,534
U.K. Logistics DAC Series 2024-2A, Class D 7.34% (1 day GBP SONIA + 3.100%)(1),(3)	02/17/35	GBP	824,943	1,098,332
U.K. Logistics DAC Series 2024-2X, Class E 8.49% (1 day GBP SONIA + 4.250%)(3),(4)	02/17/35	GBP	1,499,896	1,997,792
U.K. Logistics DAC Series 2025-1A, Class E 9.82% (1 day GBP SONIA + 5.500%)(1),(3)	05/17/35	GBP	1,300,000	1,726,463
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O) 1.08%(9)	10/15/50		7,874,315	140,673
VNDO Trust Series 2016-350P, Class D 3.90%(1),(9)	01/10/35		1,060,000	1,030,974
WBHT Commercial Mortgage Trust Series 2025-WBM, Class B 6.53% (1 mo. USD Term SOFR + 2.192%)(1),(3)	06/15/42		2,650,000	2,659,306
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (I/O) 0.91%(9)	11/15/48		9,697,007	97
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O) 2.02%(1),(9)	04/15/50		415,000	11,453
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class XA (I/O) 0.81%(9)	09/15/57		5,954,201	60
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O) 2.03%(9)	06/15/49		5,459,222	33,193
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS 4.67%(9)	09/15/61		1,100,000	1,083,618
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class C 6.36% (1 mo. USD Term SOFR + 2.014%)(1),(3)	02/15/40		1,920,000	1,930,404
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C 6.80%(9)	07/15/57		847,000	870,304
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O) 0.34%(1),(9),(12)	12/15/45		39,359,100	394
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O) 0.25%(9)	09/15/57		207,267	40

Total Commercial Mortgage-backed Securities—Non-agency (Cost: $217,728,121)				214,119,349

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—23.7%
Federal Home Loan Mortgage Corp., Pool #SD8244 4.00%	09/01/52		2,176,458	2,013,407
Federal Home Loan Mortgage Corp., Pool #SD8265 4.00%	11/01/52		645,887	597,300
Federal Home Loan Mortgage Corp., Pool #SD5324 4.00%	02/01/53		352,953	326,566
Federal Home Loan Mortgage Corp., Pool #SL1033 4.00%	01/01/54		18,006,279	16,618,785
Federal Home Loan Mortgage Corp., Pool #SD8238 4.50%	08/01/52		3,323,341	3,169,122
Federal Home Loan Mortgage Corp., Pool #SD8245 4.50%	09/01/52		2,474,349	2,359,144
Federal Home Loan Mortgage Corp., Pool #SD8257 4.50%	10/01/52		492,478	469,543
Federal Home Loan Mortgage Corp., Pool #SD8266 4.50%	11/01/52		2,777,984	2,647,783
Federal Home Loan Mortgage Corp., Pool #SD8275 4.50%	12/01/52		2,875,833	2,741,046
Federal Home Loan Mortgage Corp., Pool #SD8489 4.50%(2)	12/01/54		18,794,994	17,838,873
Federal Home Loan Mortgage Corp. REMICS Series 5460, Class AF 5.40% (30 day USD SOFR Average + 1.050%)(3)	10/25/54		4,609,048	4,574,200
Federal Home Loan Mortgage Corp. REMICS Series 5479, Class FA 5.55% (30 day USD SOFR Average + 1.200%)(3)	12/25/54		3,076,145	3,076,079
Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) (I/F) 1.65% (-30 day USD SOFR Average + 6.000%)(3)	01/25/55		6,804,701	569,987

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 5500, Class SJ (I/F) 1.40% (-30 day USD SOFR Average + 5.750%)(3)	02/25/55	$6,615,144	$561,937
Federal Home Loan Mortgage Corp. REMICS Series 5503, Class FA 5.55% (30 day USD SOFR Average + 1.200%)(3)	02/25/55	9,517,019	9,499,859
Federal Home Loan Mortgage Corp. REMICS Series 5504, Class FC 5.50% (30 day USD SOFR Average + 1.150%)(3)	02/25/55	5,689,779	5,666,637
Federal Home Loan Mortgage Corp. REMICS Series 5508, Class FM 5.50% (30 day USD SOFR Average + 1.150%)(3)	02/25/55	2,926,321	2,919,938
Federal Home Loan Mortgage Corp. REMICS Series 5509, Class FB 5.50% (30 day USD SOFR Average + 1.150%)(3)	02/25/55	6,643,302	6,615,160
Federal Home Loan Mortgage Corp. REMICS Series 5534, Class FV 5.45% (30 day USD SOFR Average + 1.100%)(3)	05/25/55	4,793,424	4,764,091
Federal Home Loan Mortgage Corp. REMICS Series 5537, Class FC 5.50% (30 day USD SOFR Average + 1.150%)(3)	05/25/55	4,184,161	4,166,353
Federal Home Loan Mortgage Corp. REMICS Series 5537, Class FQ 5.50% (30 day USD SOFR Average + 1.150%)(3)	05/25/55	4,335,171	4,318,809
Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F) 0.70% (-30 day USD SOFR Average + 5.050%)(3)	06/25/55	14,082,744	867,283
Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F) 3.98% (-30 day USD SOFR Average + 10.500%)(3)	06/25/55	1,606,548	1,493,789
Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F) 4.05% (-30 day USD SOFR Average + 10.575%)(3)	06/25/55	1,554,239	1,432,215
Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F) 4.42% (-30 day USD SOFR Average + 11.667%)(3)	06/25/55	1,560,810	1,463,653
Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F) 3.98% (-30 day USD SOFR Average + 10.500%)(3)	06/25/55	534,190	496,219
Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F) 4.09% (-30 day USD SOFR Average + 10.575%)(3),(11)	08/25/55	1,650,000	1,526,250
Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O) 5.50%	07/15/36	162,122	30,149
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) 2.00%	03/15/52	6,257,368	828,813
Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O) 2.50%	10/15/52	5,506,075	860,765
Federal Home Loan Mortgage Corp. STRIPS Series 408, Class C37 2.00%	03/25/52	15,664,278	2,177,627
Federal National Mortgage Association, Pool #MA4700 4.00%	08/01/52	2,986,705	2,763,416
Federal National Mortgage Association, Pool #MA4783 4.00%	10/01/52	1,696,500	1,569,143
Federal National Mortgage Association, Pool #MA4784 4.50%	10/01/52	1,090,097	1,039,173
Federal National Mortgage Association, Pool #FS9508 4.50%	03/01/54	4,436,060	4,219,376
Federal National Mortgage Association, Pool #FA0658 4.50%	10/01/54	9,632,872	9,161,349
Federal National Mortgage Association, Pool #MA5584 4.50%	01/01/55	17,472,648	16,583,796
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1 13.71% (30 day USD SOFR Average + 9.364%)(1),(3)	11/25/39	4,100,000	4,424,554
Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O) 1.50%	01/25/52	36,805,406	3,983,640
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O) 2.00%	06/25/51	1,359,476	177,089
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O) 2.00%	03/25/51	4,977,021	648,522
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O) 2.00%	11/25/50	3,259,504	418,753
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) 2.00%	10/25/52	7,656,159	997,968
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F) 1.54% (-30 day USD SOFR Average + 5.886%)(3)	11/25/41	51,076	3,793
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O) 3.00%	12/25/27	52,426	1,187
Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O) (I/F) 1.15% (-30 day USD SOFR Average + 5.500%)(3)	11/25/54	14,897,384	1,116,910

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2024-77, Class DF 5.55% (30 day USD SOFR Average + 1.200%)(3)	10/25/53		$7,333,915	$7,321,643
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F) 1.00% (-30 day USD SOFR Average + 5.350%)(3)	07/25/54		11,683,918	635,607
Federal National Mortgage Association REMICS Series 2024-87, Class FB 5.45% (30 day USD SOFR Average + 1.100%)(3)	12/25/54		6,994,343	6,960,723
Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O) (I/F) 1.50% (-30 day USD SOFR Average + 5.850%)(3)	12/25/54		6,890,698	548,615
Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F) 1.63% (-30 day USD SOFR Average + 5.980%)(3)	12/25/54		2,896,052	277,539
Federal National Mortgage Association REMICS Series 2024-98, Class SG (I/F) 1.65% (-30 day USD SOFR Average + 6.000%)(3)	11/25/54		1,062,123	101,952
Federal National Mortgage Association REMICS Series 2024-99, Class FB 5.50% (30 day USD SOFR Average + 1.150%)(3)	01/25/55		5,272,446	5,251,718
Federal National Mortgage Association REMICS Series 2025-4, Class FA 5.55% (30 day USD SOFR Average + 1.200%)(3)	07/25/54		7,700,908	7,687,397
Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F) 4.42% (-30 day USD SOFR Average + 11.667%)(3)	02/25/55		343,285	324,016
Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) (I/F) 0.85% (-30 day USD SOFR Average + 5.200%)(3)	06/25/55		10,619,822	562,830
Government National Mortgage Association, Pool #MA8427 4.50%	11/20/52		1,671,152	1,602,471
Government National Mortgage Association, Pool #MA9963 4.50%	10/20/54		5,973,069	5,683,079
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F) 0.00% (-1 mo. USD Term SOFR + 6.486%)(8)	10/20/33		170,944	11,369
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48		20,859	18,869
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC) 3.50%	11/20/48		2,072	1,951
Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F) 1.05% (-30 day USD SOFR Average + 5.400%)(3)	09/20/54		13,631,801	909,717
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F) 1.15% (-30 day USD SOFR Average + 5.500%)(3)	10/20/54		11,091,023	895,204
Government National Mortgage Association REMICS Series 2025-41, Class HS (I/F) 0.99% (-30 day USD SOFR Average + 5.340%)(3)	03/20/55		12,030,591	848,165
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) (I/F) 0.95% (-30 day USD SOFR Average + 5.300%)(3)	03/20/55		14,211,470	832,433
Government National Mortgage Association, TBA, 30 Year 4.00% (14)	04/01/52		14,575,000	13,421,309
Government National Mortgage Association, TBA 4.50% (14)	07/01/54		7,675,000	7,284,699
5.00% (14)	03/01/55		13,900,000	13,569,819
5.50% (14)	03/01/55		17,450,000	17,407,169
Uniform Mortgage-Backed Security, TBA
4.00% (14)	02/01/52		10,900,000	10,054,852
4.00% (14)	02/01/52		48,750,000	44,955,056
4.50% (14)	05/01/54		36,675,000	34,795,150
5.00% (14)	02/01/55		20,400,000	19,858,798

Total Residential Mortgage-backed Securities—Agency (Cost: $354,982,084)				355,622,201

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—13.5%
ACRA Trust Series 2024-NQM1, Class M1A 6.19%(1),(9)	10/25/64		1,470,000	1,475,055
Ajax Mortgage Loan Trust Series 2021-D, Class A 5.00%(1)	03/25/60		2,961,929	2,964,385
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O) 0.04%(9)	12/25/46		183,068	1,538
American Home Mortgage Assets Trust Series 2007-1, Class A1 4.67% (1 yr. MTA + 0.700%)(3)	02/25/47		2,229,680	767,669
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O) 0.07%(9)	06/25/47		7,250	101
Angel Oak Mortgage Trust Series 2024-11, Class M1A 6.58%(1),(9)	08/25/69		1,925,000	1,941,877
AOMT Series 2024-6, Class A2 4.65%(1)	11/25/67		2,213,953	2,168,165
Atlas Funding PLC Series 2023-1, Class F 13.95% (1 day GBP SONIA + 9.730%)(3),(4)	01/20/61	GBP	725,000	1,029,925
Banc of America Alternative Loan Trust Series 2006-5, Class CB8 4.78% (1 mo. USD Term SOFR + 0.424%)(3)	06/25/46		1,407,089	1,134,189
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O) (I/F) 2.22% (-1 mo. USD Term SOFR + 6.576%)(3)	06/25/46		1,407,098	161,518

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%	03/25/36		$4,202	$3,793
Banc of America Funding Trust Series 2006-7, Class T2A5 6.54%	10/25/36		589,845	533,543
Banc of America Funding Trust Series 2014-R5, Class 1A2 3.97% (6 mo. USD Term SOFR + 1.928%)(1),(3)	09/26/45		977,844	699,895
BCAP LLC Trust Series 2007-AA2, Class 2A12 5.50%	04/25/37		2,358,395	948,207
BCMSC Trust Series 1999-B, Class A2 6.98%(9)	12/17/29		997,492	65,792
BCMSC Trust Series 2000-A, Class A3 7.83%(9)	06/15/30		1,658,345	117,340
BCMSC Trust Series 2000-A, Class A4 8.29%(9)	06/15/30		142,144	10,650
Bear Stearns ARM Trust Series 2004-3, Class 2A 4.56%(9)	07/25/34		4,574	4,285
Bear Stearns ARM Trust Series 2005-10, Class A3 6.42%(9)	10/25/35		92,392	92,198
Braccan Mortgage Funding PLC Series 2025-1A, Class X 8.16% (1 day GBP SONIA + 3.930%)(1)	05/17/67	GBP	1,725,000	2,292,930
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1 7.33%(1),(9)	06/25/63		3,210,000	3,218,241
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.51%	02/25/37		798,063	462,983
C-BASS Trust Series 2006-CB7, Class A4 4.79% (1 mo. USD Term SOFR + 0.434%)(3)	10/25/36		31,830	21,817
C-BASS Trust Series 2007-CB1, Class AF3 3.11%	01/25/37		927,433	257,121
C-BASS Trust Series 2007-CB1, Class AF6 3.11%	01/25/37		1,637,310	453,793
Cascade MH Asset Trust Series 2022-MH1, Class A 4.25%(1)	08/25/54		1,078,504	1,044,808
CFMT LLC Series 2024-NR1, Class A1 6.41%(1)	11/25/29		1,500,972	1,506,735
CFMT LLC Series 2024-R1, Class A3 4.00%(1)	10/25/54		1,500,000	1,415,724
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1 6.50%	01/25/38		196,389	83,235
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9 5.50%	06/25/37		577,416	251,615
CHNGE Mortgage Trust Series 2023-1, Class M1 8.16%(1),(9)	03/25/58		580,000	586,257
CIM Trust Series 2021-R5, Class A1B 2.00%(1),(9)	08/25/61		681,000	456,642
CIM Trust Series 2025-R1, Class A1 5.00%(1)	02/25/99		2,180,811	2,154,048
Citadel PLC Series 2024-1, Class X 8.22% (1 day GBP SONIA + 4.000%)(3),(4)	04/28/60	GBP	364,620	483,040
Citigroup Mortgage Loan Trust Series 2006-WF1, Class A2C 6.10%	03/25/36		26,949	12,409
Citigroup Mortgage Loan Trust Series 2009-10, Class 2A2 7.00%(1),(9)	12/25/35		485,519	344,568
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A 6.13%	08/25/35		1,335,744	1,227,598
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5 5.50%	07/25/35		1,262,823	1,181,197
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5 5.50%	04/25/36		211,901	193,038
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1 6.00%	01/25/37		89,953	80,374
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5 6.00%	01/25/37		171,704	153,420
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13 5.75%	02/25/37		203,689	177,681
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7 5.75%	03/25/37		157,269	136,509
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1 6.00%	05/25/37		687,508	622,525
COLT Mortgage Loan Trust Series 2022-7, Class B1 6.26%(1),(9)	04/25/67		3,020,000	3,001,229
COLT Mortgage Loan Trust Series 2024-7, Class B1 7.16%(1),(9)	12/26/69		1,000,000	1,011,774
COLT Mortgage Loan Trust Series 2025-7, Class B1 6.92%(1),(9)	06/25/70		2,000,000	2,000,469
Conseco Finance Securitizations Corp. Series 2000-1, Class A5 8.06%(9)	09/01/29		3,422,743	462,877
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32		1,992,158	265,214
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6 5.50%	02/25/35		746,483	737,093
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8 5.50%	05/25/35		1,306,000	1,065,047
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3 5.50%	10/25/35		219,192	150,038
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4 5.25%	10/25/35		165,630	111,174
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7 5.50%	10/25/35		467,231	319,821
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1 5.50%	11/25/35		179,701	117,550
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1 6.00%	11/25/35		2,989,072	409,783
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4 5.50%	12/25/35		274,030	186,267
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1 5.50%	01/25/36		54,351	39,822
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5 6.00%	01/25/36		446,089	251,924
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O) (I/F) 0.58% (-1 mo. USD Term SOFR + 4.936%)(3)	03/01/38		1,148,816	59,577

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1 5.50%	02/25/36	$505,904	$285,873
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8 5.50%	02/25/36	231,271	130,685
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC) 6.00%	08/25/36	112,696	63,229
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC) 4.87% (1 mo. USD Term SOFR + 0.514%)(3)	08/25/36	3,738,267	1,615,313
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O) (I/F) 1.13% (-1 mo. USD Term SOFR + 5.486%)(3)	08/25/36	3,608,302	390,226
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18 6.00%	11/25/36	128,312	72,162
Countrywide Alternative Loan Trust Series 2006-34, Class A5 6.25%	11/25/46	1,255,216	553,108
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11 5.50%	02/25/36	175,468	117,997
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC) 6.00%	06/25/47	269,059	134,618
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6 5.75%	07/25/37	510,834	290,029
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7 6.00%	07/25/37	1,819,428	1,068,005
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7 6.00%	08/25/37	6,266	4,577
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25 6.00%	08/25/37	293,796	169,927
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16 6.50%	09/25/37	235,530	82,405
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3 6.00%	04/25/37	169,506	83,694
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4 6.00%	04/25/37	500,069	246,913
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.75%(1)	10/25/36	23,268	23,080
Cross Mortgage Trust Series 2024-H5, Class B1B 8.12%(1),(9)	08/26/69	3,654,000	3,678,528
Cross Mortgage Trust Series 2024-H6, Class A2 5.38%(1)	09/25/69	889,561	885,141
Cross Mortgage Trust Series 2024-H6, Class A3 5.48%(1)	09/25/69	800,605	796,227
Cross Mortgage Trust Series 2025-H5, Class B1B 7.64%(1),(9)	07/25/70	3,160,000	3,139,353
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6 6.50%	08/25/36	1,024,153	490,037
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11 6.50%	08/25/36	390,632	143,044
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9 7.00%(9)	08/25/37	722,627	405,065
CSMC Trust Series 2014-8R, Class 3A2 5.60%(1),(9)	02/27/36	907,906	755,546
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2 4.69%(9)	06/25/36	176,739	161,806
Deutsche Mortgage & Asset Receiving Corp. Series 2014- RS1, Class 1A2 6.50%(1),(9)	07/27/37	272,400	220,509
EFMT Series 2024-NQM1, Class B1B 7.60%(1),(9)	11/25/69	1,300,000	1,294,805
Ellington Financial Mortgage Trust Series 2022-4, Class B1 5.90%(1),(9)	09/25/67	900,000	887,433
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2 10.60% (30 day USD SOFR Average + 6.250%)(1),(3)	09/25/41	3,220,789	3,359,577
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2 6.85% (30 day USD SOFR Average + 2.500%)(1),(3)	01/25/42	1,000,000	1,019,026
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1 9.71% (30 day USD SOFR Average + 5.364%)(1),(3)	06/25/39	746,200	770,791
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1 8.21% (30 day USD SOFR Average + 3.864%)(1),(3)	09/25/39	824,338	844,367
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1 7.86% (30 day USD SOFR Average + 3.514%)(1),(3)	10/25/39	831,041	848,476
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2 10.35% (30 day USD SOFR Average + 6.000%)(1),(3)	10/25/41	3,900,000	4,073,589
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2 9.85% (30 day USD SOFR Average + 5.500%)(1),(3)	12/25/41	3,620,000	3,777,001
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2 10.35% (30 day USD SOFR Average + 6.000%)(1),(3)	12/25/41	5,710,000	5,995,966
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C 4.79% (1 mo. USD Term SOFR + 0.434%)(3)	10/25/36	338,773	220,791
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D 4.91% (1 mo. USD Term SOFR + 0.554%)(3)	03/25/37	635,889	299,955

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4 6.25%	03/25/37	$535,410	$185,363
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4 5.75%	04/25/37	705,769	218,750
GCAT Trust Series 2021-NQM6, Class A1 1.86%(1),(9)	08/25/66	1,307,291	1,180,618
GCAT Trust Series 2025-NQM4, Class B1 7.21%(1),(9)	06/25/70	3,356,000	3,368,087
GSAA Home Equity Trust Series 2007-5, Class 1F3B 6.00%(9)	05/25/37	4,300,000	293,287
GSAA Home Equity Trust Series 2007-5, Class 1F5B 6.44%	05/25/37	1,987,261	135,884
GSAA Home Equity Trust Series 2007-5, Class 2A2A 4.93% (1 mo. USD Term SOFR + 0.574%)(3)	04/25/47	722,060	312,226
GSAA Trust Series 2006-7, Class AF3 6.72%	03/25/46	2,703,082	963,450
GSAA Trust Series 2007-3, Class 2A1B 4.67% (1 mo. USD Term SOFR + 0.314%)(3)	03/25/47	166,316	7,464
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 5.24%(9)	09/25/35	2,528	2,435
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A 5.15% (1 mo. USD Term SOFR + 0.794%)(3)	06/20/35	11,642	11,084
HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O) 0.00%(1),(8),(12)	06/20/35	853,732	1
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A 4.83% (1 mo. USD Term SOFR + 0.474%)(3)	05/19/46	2,373,754	1,171,498
HarborView Mortgage Loan Trust Series 2006-5, Class X2 (I/O) 0.07%(9)	07/19/46	2,446,764	24
HOMES Trust Series 2023-NQM1, Class B1 7.00%(1),(9)	01/25/68	2,900,000	2,892,460
Homes Trust Series 2024-NQM2, Class B1 7.72%(1),(9)	10/25/69	5,461,000	5,499,022
HOMES Trust Series 2025-NQM1, Class M1 6.52%(1),(9)	01/25/70	3,542,000	3,567,988
Homeward Opportunities Fund Trust Series 2024-RRTL2, Class A2 6.37%(1)	09/25/39	3,800,000	3,805,146
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5 6.72%	12/25/36	239,851	74,023
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A 3.83%(9)	03/25/36	67,137	45,913
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4 6.18%(9)	03/25/36	857,979	764,083
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3 5.46%	09/25/29	414,857	247,120
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4 6.08%	08/25/36	1,343,341	787,787
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5 6.34%	08/25/36	255,277	149,650
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5 6.91%	07/25/36	1,591,506	421,136
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6 4.47%	11/25/36	894	884
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2 4.21%	01/25/37	364,779	178,936
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3 4.21%	10/25/30	560,033	274,680
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11 6.00%	03/25/37	353,682	128,037
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B 6.02%(1)	06/25/54	945,049	948,184
JPMorgan Mortgage Trust Series 2024-CES1, Class A2 6.15%(1)	06/25/54	532,852	536,064
JPMorgan Mortgage Trust Series 2025-CES1, Class A3 6.07%(1),(9)	05/25/55	1,539,000	1,551,080
JPMorgan Mortgage Trust Series 2025-NQM1, Class M1A 6.35%(1),(9)	06/25/65	3,190,000	3,200,345
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1 6.63%(9)	04/15/40	230,164	231,864
Lehman Mortgage Trust Series 2006-1, Class 1A5 5.50%	02/25/36	128,465	58,325
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F) 2.08% (-1 mo. USD Term SOFR + 6.436%)(3)	11/25/36	183,299	19,639
Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O) (I/F) 2.76% (-1 mo. USD Term SOFR + 7.116%)(3)	01/25/37	5,513,241	314,661
Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O) (I/F) 1.87% (-1 mo. USD Term SOFR + 6.226%)(3)	06/25/37	8,161,146	873,944
Lehman Mortgage Trust Series 2007-5, Class 7A3 7.50%	10/25/36	482,611	140,832
Lehman XS Trust Series 2005-1, Class 3A4 5.37%	07/25/35	24,016	25,251
Lehman XS Trust Series 2006-17, Class 1A (I/O) 0.60%	08/25/46	6,648,367	130,501
Lehman XS Trust Series 2006-17, Class 1A3 4.97% (1 mo. USD Term SOFR + 0.614%)(3)	08/25/46	164,020	147,510
LHOME Mortgage Trust Series 2025-RTL1, Class A2 5.95%(1)	01/25/40	2,684,000	2,680,566
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 4.87% (1 mo. USD Term SOFR + 0.514%)(3)	03/25/35	4,594	4,525
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3 3.37% (1 mo. USD Term SOFR + 0.334%)(3)	08/25/36	657,986	231,396

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3 4.79% (1 mo. USD Term SOFR + 0.434%)(3)	01/25/37	$619,708	$185,871
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 4.73% (1 mo. USD Term SOFR + 0.374%)(3)	06/25/37	187,161	186,148
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1 4.97% (1 mo. USD Term SOFR + 0.614%)(3)	05/25/29	2,863	2,778
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B 4.26% (1 mo. USD Term SOFR + 0.414%)(3)	11/25/37	728,193	224,920
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A 4.84% (1 mo. USD Term SOFR + 0.484%)(3)	05/25/37	3,325,209	924,907
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	1,394	1,392
Mid-State Capital Corp. Trust Series 2006-1, Class A 5.79%(1)	10/15/40	22,030	22,062
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1 6.00%	10/25/37	172,960	88,666
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1 6.50%(1),(9)	06/25/54	1,516,330	1,544,331
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5, Class M1 6.14%(1),(9)	07/25/70	4,055,000	4,078,914
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4 4.72% (1 mo. USD Term SOFR + 0.364%)(3)	06/25/37	13,288	12,960
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2 7.48%	08/15/27	202,302	147,982
OBX Trust Series 2022-NQM7, Class A3 5.70%(1)	08/25/62	1,187,491	1,182,173
OBX Trust Series 2024-NQM16, Class M1 6.37%(1),(9)	10/25/64	4,000,000	4,020,274
PMT Loan Trust Series 2024-INV1, Class A29 6.00%(1),(9)	10/25/59	1,168,676	1,169,826
PRET LLC Series 2021-RN2, Class A1 4.74%(1)	07/25/51	1,232,166	1,227,790
PRET LLC Series 2024-NPL4, Class A1 7.00%(1)	07/25/54	1,303,917	1,304,489
PRET LLC Series 2025-NPL4, Class A1 6.37%(1),(9)	04/25/55	4,350,852	4,369,202
PRET Trust Series 2025-NPL1, Class A1 6.06%(1)	02/25/55	1,776,330	1,779,154
PRKCM Trust Series 2023-AFC1, Class B1 7.43%(1),(9)	02/25/58	1,200,000	1,204,687
PRPM LLC Series 2024-5, Class A1 5.69%(1)	09/25/29	1,222,758	1,221,641
PRPM LLC Series 2024-RCF4, Class A2 4.00%(1)	07/25/54	1,600,000	1,527,208
PRPM LLC Series 2024-RPL1, Class B1 4.19%(1),(9)	12/25/64	6,911,000	6,290,991
PRPM LLC Series 2024-RPL1, Class M1 4.19%(1),(9)	12/25/64	1,600,000	1,519,212
PRPM LLC Series 2024-RPL3, Class A2 4.00%(1)	11/25/54	1,150,000	1,080,510
PRPM LLC Series 2024-RPL4, Class M1 4.00%(1)	12/25/54	1,280,000	1,161,079
PRPM LLC Series 2025-RCF1, Class A2 4.50%(1)	02/25/55	3,000,000	2,893,571
PRPM Trust Series 2023-NQM2, Class B1 6.92%(1),(9)	08/25/68	1,250,000	1,249,499
PRPM Trust Series 2023-NQM3, Class B2 7.44%(1),(9)	11/25/68	850,000	845,880
PRPM Trust Series 2025-NQM1, Class M1B 7.14%(1),(9)	11/25/69	2,300,000	2,322,828
RALI Trust Series 2005-QS14, Class 3A3 6.00%	09/25/35	96,692	84,590
RALI Trust Series 2005-QS16, Class A7 5.50%	11/25/35	309,806	272,346
RALI Trust Series 2006-QS15, Class A3 6.50%	10/25/36	680,649	588,786
RALI Trust Series 2006-QS18, Class 2A2 (I/O) (I/F) 2.08% (-1 mo. USD Term SOFR + 6.436%)(3)	12/25/36	3,388,268	398,071
RALI Trust Series 2006-QS4, Class A2 (PAC) 6.00%	04/25/36	244,783	198,513
RALI Trust Series 2006-QS4, Class A4 6.00%	04/25/36	303,232	245,914
RALI Trust Series 2006-QS6, Class 1A15 6.00%	06/25/36	120,074	97,571
RALI Trust Series 2006-QS6, Class 1A2 6.00%	06/25/36	471,693	383,295
RALI Trust Series 2006-QS6, Class 1A4 6.00%	06/25/36	787,225	639,694
RALI Trust Series 2007-QH9, Class X (P/O) 0.70%(9)	11/25/37	9,658,162	325,925
RALI Trust Series 2007-QO2, Class A1 4.62% (1 mo. USD Term SOFR + 0.264%)(3)	02/25/47	502,303	152,357
RALI Trust Series 2007-QS1, Class 1A4 6.00%	01/25/37	380,305	301,728
RALI Trust Series 2007-QS1, Class 2A1 (I/O) (I/F) 2.17% (-1 mo. USD Term SOFR + 6.526%)(3)	01/25/37	5,342,539	685,540
RALI Trust Series 2007-QS3, Class A1 6.50%	02/25/37	362,137	301,977
RALI Trust Series 2007-QS7, Class 1A1 (PAC) 6.00%	05/25/37	40,941	33,943
RCKT Mortgage Trust Series 2024-CES5, Class A3 6.44%(1)	08/25/44	860,000	865,135
RCKT Mortgage Trust Series 2024-CES6, Class B1 7.23%(1)	09/25/44	2,300,000	2,314,082
RCKT Mortgage Trust Series 2024-CES8, Class A2 5.66%(1)	11/25/44	1,560,000	1,556,550
RCKT Mortgage Trust Series 2024-CES8, Class B1 7.40%(1)	11/25/44	5,010,000	5,041,897
Residential Asset Mortgage Products Trust Series 2006- EFC2, Class A4 4.91% (1 mo. USD Term SOFR + 0.554%)(3)	12/25/36	9,831	9,756

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O) (I/F) 3.08% (-1 mo. USD Term SOFR + 7.436%)(3)	02/25/34		$324,837	$38,279
Residential Asset Securitization Trust Series 2005-A8CB, Class A9 5.38%	07/25/35		217,801	118,005
Residential Asset Securitization Trust Series 2006-A12, Class A1 6.25%	11/25/36		505,797	182,182
Residential Asset Securitization Trust Series 2006-A15, Class A2 6.25%	01/25/37		508,006	165,629
Residential Asset Securitization Trust Series 2006-A16, Class 1A3 6.00%	02/25/37		333,146	124,896
Residential Asset Securitization Trust Series 2006-A5CB, Class A4 6.00%	06/25/36		209,389	78,366
Residential Asset Securitization Trust Series 2007-A1, Class A1 6.00%	03/25/37		326,039	97,683
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%	04/25/37		462,468	205,210
Residential Asset Securitization Trust Series 2007-A6, Class 1A3 6.00%	06/25/37		138,927	71,192
RFMSI Trust Series 2006-S10, Class 1A1 6.00%	10/25/36		571,592	460,925
RFMSI Trust Series 2006-S3, Class A7 5.50%	03/25/36		379,665	307,945
RFMSI Trust Series 2006-S6, Class A10 6.00%	07/25/36		183,653	157,121
RFMSI Trust Series 2006-S6, Class A14 6.00%	07/25/36		58,888	50,381
RFMSI Trust Series 2007-S8, Class 1A1 6.00%	09/25/37		132,110	90,059
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4 2.84%	01/25/36		227,596	193,004
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B 4.77% (1 mo. USD Term SOFR + 0.414%)(3)	12/25/36		804,658	388,213
Shamrock Residential DAC Series 2024-1A, Class C 4.10% (1 mo. EUR EURIBOR + 2.200%)(1),(3)	12/24/78	EUR	1,075,000	1,221,100
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4 4.72% (1 mo. USD Term SOFR + 0.364%)(3)	07/25/37		221,517	179,942
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1 5.47% (1 mo. USD Term SOFR + 1.114%)(3)	09/25/37		355,770	257,588
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1 6.34%(9)	02/25/34		638	618
Structured Asset Mortgage Investments II Trust Series 2006- AR2, Class A1 4.93% (1 mo. USD Term SOFR + 0.574%)(3)	02/25/36		7,430	6,877
Towd Point Mortgage Trust Series 2024-CES1, Class A1B 6.05%(1),(9)	01/25/64		773,239	775,081
VCAT LLC Series 2025-NPL1, Class A1 5.88%(1)	01/25/55		5,627,543	5,635,153
Verus Securitization Trust Series 2022-2, Class A2 4.26%(1)	02/25/67		825,543	777,439
Verus Securitization Trust Series 2022-INV2, Class M1 6.77%(1),(9)	10/25/67		864,000	861,589
Verus Securitization Trust Series 2023-1, Class B1 6.87%(1),(9)	12/25/67		1,150,000	1,145,821
Verus Securitization Trust Series 2023-INV1, Class B1 7.49%(1),(9)	02/25/68		1,120,000	1,119,544
Verus Securitization Trust Series 2024-INV1, Class B2 8.46%(1),(9)	03/25/69		3,000,000	3,032,360
Verus Securitization Trust Series 2024-INV2, Class B2 7.96%(1),(9)	08/26/69		550,000	553,989
Verus Securitization Trust Series 2025-INV1, Class B1 6.95%(1),(9)	02/25/70		1,750,000	1,752,736
Visio Trust Series 2023-1, Class B1 7.83%(1),(9)	03/25/58		900,000	902,328
VOLT CIII LLC Series 2021-CF1, Class A1 4.99%(1)	08/25/51		407,061	407,420
VOLT XCVI LLC Series 2021-NPL5, Class A2 8.83%(1)	03/27/51		1,016,382	1,016,803
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6 6.00%	03/25/36		17,424	17,118
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O) 1.15%	05/25/46		5,434,445	248,499
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.00%	06/25/37		146,979	133,175
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1 6.25%	11/25/37		258,296	230,658
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR14, Class 2A3 7.38%(9)	10/25/36		23,699	21,863
Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR4, Class 2A1 6.14%(9)	04/25/36		5,064	5,016
Wells Fargo Mortgage-Backed Securities Trust Series 2007- 7, Class A1 6.00%	06/25/37		1,273,125	1,177,675

Total Residential Mortgage-backed Securities—Non-agency (Cost: $220,796,037)				202,806,786

BANK LOANS—6.7%

Advertising—0.1%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.55% (3 mo. USD Term SOFR + 4.250%)(3)	10/28/27		1,083,292	847,974

Aerospace & Defense—0.1%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(3)	02/11/32		817,950	821,529

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Aerospace & Defense (Continued)
TransDigm, Inc. 2023 Term Loan J 6.80% (3 mo. USD Term SOFR + 2.500%)(3)	02/28/31	$723,951	$726,909
TransDigm, Inc. 2024 Term Loan I 7.05% (3 mo. USD Term SOFR + 2.750%)(3)	08/24/28	427,196	429,240

			1,977,678

Apparel—0.1%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(3)	12/21/28	731,903	731,446
ABG Intermediate Holdings 2 LLC 2025 Delayed Draw Term Loan 6.61% (1 mo. USD Term SOFR + 2.250%)(3)	02/13/32	498,750	497,737

			1,229,183

Beverages—0.3%
Arterra Wines Canada, Inc. 2020 Term Loan 8.06% (3 mo. USD Term SOFR + 3.500%)(3)	11/24/27	496,777	491,601
Celsius Holdings, Inc. Term Loan 7.54% (3 mo. USD Term SOFR + 3.250%)(3)	04/01/32	538,755	543,919
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(3)	01/24/29	2,226,519	2,222,344
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(3)	01/24/29	93,637	71,193
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 6.000%)(3)	01/24/30	73,522	35,106
Primo Brands Corp. 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(3)	03/31/28	497,500	499,229

			3,863,392

Chemicals—0.1%
Chemours Co. 2023 USD Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	08/18/28	560,057	560,757
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.96% (1 mo. USD Term SOFR + 2.500%)(3)	05/06/27	84,299	83,878
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 7.20% (3 mo. USD Term SOFR + 3.000%)(3)	01/31/29	497,500	498,885

			1,143,520

Commercial Services—0.6%
AlixPartners LLP 2021 USD Term Loan B 6.97% (1 mo. USD Term SOFR + 2.500%)(3)	02/04/28	997,395	998,991
ASP Dream Acquisition Co. LLC Term Loan B 8.71% (1 mo. USD Term SOFR + 4.250%)(3)	12/15/28	1,125,840	1,080,807
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(3)	10/16/31	341,200	343,204
Boost Newco Borrower LLC 2025 USD Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(3)	01/31/31	636,342	638,134
CCRR Parent, Inc. Term Loan B 8.70% (3 mo. USD Term SOFR + 4.250%)(3)	03/06/28	134,196	46,969
CCRR Parent, Inc. US Acquisition Facility 8.68% (3 mo. USD Term SOFR + 4.250%)(3)	03/06/28	404,514	141,580
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(3)	07/06/29	248,229	249,263
Ensemble RCM LLC 2024 Term Loan B 7.31% (3 mo. USD Term SOFR + 3.000%)(3)	08/01/29	997,475	1,003,225
Fugue Finance BV 2025 Term Loan B 0.00%(15)	01/09/32	1,204,638	1,210,981
Kelso Industries LLC Term Loan 10.11% (1 mo. USD Term SOFR + 5.750%)(3),(16)	12/30/29	101,026	101,784
Nuvei Technologies Corp. 2024 Term Loan B1 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	11/17/31	498,750	499,732
Priority Holdings LLC 2024 Term Loan B 9.11% (1 mo. USD Term SOFR + 4.750%)(3)	05/16/31	345,430	346,563
Ryan LLC Term Loan 7.86% (1 mo. USD Term SOFR + 3.500%)(3)	11/14/30	1,125,581	1,127,837
TruGreen LP 2020 Term Loan 8.46% (1 mo. USD Term SOFR + 4.000%)(3)	11/02/27	668,109	645,561
Valvoline, Inc. Term Loan B 0.00%(15)	03/19/32	659,040	662,582
Veritiv Corp. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(3)	11/30/30	566,685	569,697

			9,666,910

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Computers—0.4%
Access CIG LLC 2023 Term Loan 8.38% (6 mo. USD Term SOFR + 4.250%)(3)	08/18/28	$997,462	$1,003,626
Amentum Government Services Holdings LLC 2024 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(3)	09/29/31	307,125	307,663
McAfee LLC 2024 USD 1st Lien Term Loan B 7.33% (1 mo. USD Term SOFR + 3.000%)(3)	03/01/29	133,966	129,835
Nielsen Consumer, Inc. 2025 USD Term Loan 7.61% (1 mo. USD Term SOFR + 3.250%)(3)	03/06/28	498,750	500,558
Peraton Corp. Term Loan B 8.21% (1 mo. USD Term SOFR + 3.750%)(3)	02/01/28	903,439	806,532
Tempo Acquisition LLC 2025 Repriced Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(3)	08/31/28	997,494	996,013
Twitter, Inc. 2025 Fixed Term Loan 9.50%	10/26/29	1,041,198	1,011,628
Twitter, Inc. Term Loan 10.96% (3 mo. USD Term SOFR + 6.500%)(3)	10/26/29	832,598	812,757

			5,568,612

Cosmetics/personal Care—0.1%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(3)	04/28/32	858,016	862,791

Distribution & wholesale—0.0%
BCPE Empire Holdings, Inc. 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(3)	12/11/30	58,324	58,368
Gloves Buyer, Inc. 2025 Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(3)	01/17/32	525,012	515,299

			573,667

Diversified Financial Services—0.3%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.10% (1 mo. USD Term SOFR + 1.750%)(3)	06/24/30	1,145,110	1,146,930
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(3)	03/12/29	818,581	822,866
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B 7.45% (6 mo. USD Term SOFR + 3.250%)(3)	01/27/32	199,500	200,423
Deerfield Dakota Holding LLC 2020 USD Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(3)	04/09/27	499,519	495,863
Delos Aircraft DAC Term Loan 6.05% (3 mo. USD Term SOFR + 1.750%)(3)	10/31/27	556,667	559,712
Guggenheim Partners LLC 2024 Term Loan B 6.80% (3 mo. USD Term SOFR + 2.500%)(3)	11/26/31	218,700	219,602
Jane Street Group LLC 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(3)	12/15/31	466,223	464,724
Jefferies Finance LLC 2024 Term Loan 7.35% (1 mo. USD Term SOFR + 3.000%)(3)	10/21/31	171,216	171,752
Setanta Aircraft Leasing DAC 2024 Term Loan B 0.00%(15)	11/05/28	835,000	840,277

			4,922,149

Electric—0.5%
Alpha Generation LLC 2025 Term Loan B 0.00%(15)	09/30/31	1,781,290	1,781,174
Alpha Generation LLC Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(3)	09/30/31	1,776,815	1,776,699
Calpine Corp. 2024 Term Loan B10 6.11% (1 mo. USD Term SOFR + 1.750%)(3)	01/31/31	179,916	180,146
Calpine Corp. 2024 Term Loan B5 6.11% (1 mo. USD Term SOFR + 1.750%)(3)	02/15/32	1,000,000	1,000,835
Cornerstone Generation LLC Term Loan B 0.00%(15)	10/28/31	181,482	182,979
Edgewater Generation LLC 2025 Repriced Term Loan 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	08/01/30	90,282	90,797
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 2.500%)(3)	11/06/31	226,341	227,214
Potomac Energy Center LLC 2025 Term Loan 0.00%(15)	03/14/32	253,076	253,551
Potomac Energy Center LLC Term Loan 10.56% (3 mo. USD Term SOFR + 6.000%)(3)	11/12/26	318,472	319,666
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(3)	08/29/31	355,508	357,286
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(3)	08/29/31	22,862	22,976
Talen Energy Supply LLC 2023 Term Loan B 6.81% (3 mo. USD Term SOFR + 2.500%)(3)	05/17/30	497,462	499,250

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.11% (1 mo. USD Term SOFR + 1.750%)(3)	12/20/30	$186,374	$186,876

			6,879,449

Electrical Components & Equipment—0.1%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(3)	12/29/28	982,842	861,422

Electronics—0.0%
Coherent Corp. 2025 1st Lien Term Loan B2 6.36% (1 mo. USD Term SOFR + 2.000%)(3)	07/02/29	470,883	472,766
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(3)	10/24/31	44,775	44,999

			517,765

Energy-alternate Sources—0.0%
KAMC Holdings, Inc. 2019 Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(3)	08/14/26	492,126	472,441

Engineering & Construction—0.1%
Artera Services LLC 2024 Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(3)	02/15/31	56,050	46,756
DG Investment Intermediate Holdings 2, Inc. 2024 Delayed Draw Term Loan 3.50%(3)	03/31/28	13,948	13,913
Legence Holdings LLC 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(3)	12/18/28	497,416	499,592
Wrench Group LLC 2019 Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(3)	10/30/28	997,475	996,857

			1,557,118

Entertainment—0.4%
DK Crown Holdings, Inc. 2025 Term Loan B 6.08% (1 mo. USD Term SOFR + 1.750%)(3)	03/04/32	1,125,531	1,125,649
EOC Borrower LLC Term Loan A 0.00%(15)	03/24/28	425,000	426,328
EOC Borrower LLC Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	03/24/32	500,000	501,798
Flutter Financing BV 2024 Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(3)	11/30/30	248,737	248,302
Flutter Financing BV 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(3)	06/04/32	165,034	165,308
Great Canadian Gaming Corp. 2024 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(3)	11/01/29	350,000	342,344
J&J Ventures Gaming LLC 2025 Repriced Term Loan B 7.86% (1 mo. USD Term SOFR + 3.500%)(3)	04/26/30	498,750	495,401
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(3)	08/16/31	299,907	301,314
UFC Holdings LLC 2024 Term Loan B 6.57% (3 mo. USD Term SOFR + 2.250%)(3)	11/21/31	280,650	281,753
Voyager Parent LLC Term Loan B 9.04% (3 mo. USD Term SOFR + 4.750%)(3)	07/01/32	1,431,064	1,434,127

			5,322,324

Environmental Control—0.0%
GFL Environmental, Inc. 2025 Term Loan B 6.82% (3 mo. USD Term SOFR + 2.500%)(3)	03/03/32	500,000	501,250

Food—0.1%
1440 Food Topco LLC Term Loan B 9.36% (1 mo. USD Term SOFR + 5.000%)(3)	10/31/31	747,739	734,653
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 10.50% (3 mo. USD Term SOFR + 3.000%)(3)	06/09/28	747,786	749,655
United Natural Foods, Inc. 2024 Term Loan 9.11% (1 mo. USD Term SOFR + 4.750%)(3)	05/01/31	233,281	235,447

			1,719,755

Health Care-products—0.1%
Antylia Scientific Term Loan 8.29% (3 mo. USD Term SOFR + 4.000%)(3)	05/27/32	664,322	653,248
Bausch & Lomb Corp. 2023 Incremental Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(3)	09/29/28	337,571	338,134
Medline Borrower LP 2024 USD Add-on Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(3)	10/23/28	889,096	890,887

			1,882,269

Health Care-services—0.4%
ADMI Corp. 2021 Incremental Term Loan B3 8.22% (1 mo. USD Term SOFR + 3.750%)(3)	12/23/27	497,416	467,778
ADMI Corp. 2023 Term Loan B5 10.11% (1 mo. USD Term SOFR + 5.750%)(3)	12/23/27	83,464	81,002
Charlotte Buyer, Inc. 2025 Repriced Term Loan B 8.60% (1 mo. USD Term SOFR + 4.250%)(3)	02/11/28	348,250	348,469

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-services (Continued)
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 0.00%(15)	03/30/29	$498,718	$441,989
Heartland Dental LLC 2024 Term Loan 8.86% (1 mo. USD Term SOFR + 4.500%)(3)	04/28/28	931,649	934,737
Help At Home, Inc. 2024 Term Loan B 9.36% (1 mo. USD Term SOFR + 5.000%)(3)	09/24/31	348,250	337,803
IQVIA, Inc. 2025 Repriced Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(3)	01/02/31	124,195	125,010
Modivcare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(3)	07/01/31	795,979	510,756
Modivcare, Inc. 2025 Incremental Term Loan 11.78% (3 mo. USD Term SOFR + 7.500%)(3)	01/12/26	271,354	211,402
NAPA Management Services Corp. Term Loan B 9.71% (1 mo. USD Term SOFR + 5.250%)(3)	02/23/29	1,381,134	936,409
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.82% (3 mo. USD Term SOFR + 3.250%)(3)	12/29/28	1,257,820	1,105,831
Star Parent, Inc. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(3)	09/27/30	189,888	188,029
U.S. Anesthesia Partners, Inc. 2021 Term Loan 8.69% (1 mo. USD Term SOFR + 4.250%)(3)	10/01/28	457,188	453,283

			6,142,498

Home Furnishings—0.1%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 7.32% (1 mo. USD Term SOFR + 3.000%)(3)	07/31/28	1,142,435	1,143,177

Insurance—0.2%
AmWINS Group, Inc. 2025 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(3)	01/30/32	1,201,106	1,203,335
Asurion LLC 2021 Second Lien Term Loan B4 9.72% (1 mo. USD Term SOFR + 5.250%)(3)	01/20/29	564,175	531,913
Asurion LLC 2021 Term Loan B9 7.72% (1 mo. USD Term SOFR + 3.250%)(3)	07/31/27	997,396	998,373
Asurion LLC 2024 Term Loan B12 8.61% (1 mo. USD Term SOFR + 4.250%)(3)	09/19/30	181,343	178,705

			2,912,326

Internet—0.4%
Arches Buyer, Inc. 2021 Term Loan B 7.71% (1 mo. USD Term SOFR + 3.250%)(3)	12/06/27	122,123	122,209
Barracuda Networks, Inc. 2022 Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(3)	08/15/29	542,024	441,514
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(3)	12/12/29	1,092,824	1,103,638
Magnite, Inc. 2025 Repriced Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	02/06/31	552,879	555,527
MH Sub I LLC 2023 Term Loan 8.61% (1 mo. USD Term SOFR + 4.250%)(3)	05/03/28	806,568	771,333
MH Sub I LLC 2024 Term Loan B4 8.61% (1 mo. USD Term SOFR + 4.250%)(3)	12/31/31	661,894	593,269
Plano HoldCo, Inc. Term Loan B 0.00%(15)	10/02/31	249,375	242,517
PUG LLC 2024 Extended Term Loan B 9.11% (1 mo. USD Term SOFR + 4.750%)(3)	03/15/30	99,911	99,318
Red Ventures LLC 2024 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(3)	03/04/30	979,266	855,633
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(3)	07/15/28	601,797	600,482
TripAdvisor, Inc. Term Loan 7.11% (1 mo. USD Term SOFR + 2.750%)(3)	07/08/31	381,656	378,793

			5,764,233

Investment Companies—0.0%
Intrado Corp. 2023 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(3)	01/31/30	348,232	348,958

Leisure Time—0.1%
City Football Group Ltd. 2024 Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(3)	07/22/30	958,083	958,984
Sabre GLBL, Inc. 2024 Term Loan B1 10.46% (1 mo. USD Term SOFR + 6.000%)(3)	11/15/29	395,096	395,590

			1,354,574

Lodging—0.0%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.10% (1 mo. USD Term SOFR + 1.750%)(3)	11/08/30	424,611	426,055

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Machinery-construction & Mining—0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.58% (1 mo. USD Term SOFR + 2.250%)(3)	01/27/31	$366,339	$367,011

Machinery-diversified—0.1%
Arcline FM Holdings LLC 2024 Term Loan 7.58% (3 mo. USD Term SOFR + 3.500%)(3)	06/23/28	349,123	351,851
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.67% (3 mo. USD Term SOFR + 5.350%)(3)	10/15/29	54,649	55,828
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(3)	10/15/29	715,641	590,629

			998,308

Media—0.4%
Charter Communications Operating LLC 2024 Term Loan B5 6.54% (3 mo. USD Term SOFR + 2.250%)(3)	12/15/31	3,173,385	3,176,955
NEP Group, Inc. 2023 Term Loan B 7.84% (3 mo. USD Term SOFR + 3.250%)(3)	08/19/26	984,626	937,364
Telenet Financing USD LLC 2020 USD Term Loan AR 6.46% (1 mo. USD Term SOFR + 2.000%)(3)	04/30/28	500,000	490,875
Virgin Media Bristol LLC USD Term Loan N 6.96% (1 mo. USD Term SOFR + 2.500%)(3)	01/31/28	187,759	185,804
Ziggo Financing Partnership Term Loan I 0.00%(15)	04/30/28	750,000	725,730

			5,516,728

Mining—0.0%
American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(3),(17)	06/09/28	29,518	29,740
American Rock Salt Co. LLC 2024 First Out Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(3)	06/09/28	110,709	111,539

			141,279

Miscellaneous Manufacturers—0.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(3)	06/14/32	471,435	469,078
Technimark Holdings LLC 2024 Term Loan 7.60% (1 mo. USD Term SOFR + 3.250%)(3)	04/14/31	781,970	784,578
Technimark Holdings LLC Term Loan 0.00%(15)	04/14/31	787,879	790,507

			2,044,163

Office/business Equipment—0.1%
Xerox Holdings Corp. 2023 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(3)	11/17/29	1,596,926	1,502,444

Packaging & Containers—0.1%
Balcan Innovations, Inc. Term Loan B 9.06% (3 mo. USD Term SOFR + 4.750%)(3)	10/18/31	579,612	533,243
Plaze, Inc. 2020 Incremental Term Loan 8.22% (1 mo. USD Term SOFR + 3.750%)(3)	08/03/26	669,389	642,928
Proampac PG Borrower LLC 2024 Term Loan 8.32% (3 mo. USD Term SOFR + 4.000%)(3)	09/15/28	145,889	146,527

			1,322,698

Pharmaceuticals—0.2%
Elanco Animal Health, Inc. Term Loan B 6.18% (1 mo. USD Term SOFR + 1.750%)(3)	08/01/27	1,383,865	1,384,162
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.48% (3 mo. USD Term SOFR + 2.000%)(3)	11/15/27	87,976	87,934
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(3)	05/05/28	886,626	891,131
Paradigm Parent LLC 2025 Term Loan B 0.00%(15)	04/30/32	600,000	546,750
Pathway Vet Alliance LLC 2021 Term Loan 9.32% (1 mo. USD Term SOFR + 5.000%)(3)	03/31/27	11,816	9,651
Pathway Vet Alliance LLC 2025 Tranche A Term Loan A 9.31% (3 mo. USD Term SOFR + 5.000%)(3)	06/30/28	14,538	14,650

			2,934,278

Reit—0.1%
Healthpeak Properties, Inc. 2024 Term Loan A3 5.25% (3 mo. USD Term SOFR + 0.950%)	03/01/29	223,979	218,380
Healthpeak Properties, Inc. Term Loan A1 5.30% (1 mo. USD Term SOFR + 0.840%)(3)	08/20/27	110,979	110,146
Healthpeak Properties, Inc. Term Loan A2 5.30% (1 mo. USD Term SOFR + 0.840%)(3)	02/22/27	110,979	110,146
Invitation Homes Operating Partnership LP 2024 Term Loan 5.29% (1 mo. USD Term SOFR + 0.850%)(3)	09/09/28	739,444	728,353
Iron Mountain, Inc. 2022 Term Loan A 0.00%(15)	03/18/30	1,000,000	995,000

			2,162,025

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Retail—0.3%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 6.11% (1 mo. USD Term SOFR + 1.750%)(3)	09/20/30		$912,109	$911,183
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.97% (1 mo. USD Term SOFR + 3.500%)(3)	03/31/28		506,117	506,327
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(3)	11/01/31		500,545	482,913
Lakeshore Intermediate LLC Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(3)	09/29/28		496,144	414,903
Michaels Cos., Inc. 2021 Term Loan B 8.81% (3 mo. USD Term SOFR + 4.250%)(3)	04/17/28		163,200	139,172
Pacific Bells LLC 2024 Repriced Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(3)	11/13/28		497,423	499,081
Peer Holding III BV 2025 Term Loan B5B 6.80% (3 mo. USD Term SOFR + 2.500%)	07/01/31		1,733,873	1,740,652

				4,694,231

Software—0.6%
Athenahealth Group, Inc. 2025 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(3)	02/15/29		228,475	228,578
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.11% (1 mo. USD Term SOFR + 3.750%)(3)	12/29/28		224,784	214,372
Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan 9.33% (3 mo. USD Term SOFR + 5.000%)(3)	04/29/30		39,316	39,795
Castle U.S. Holding Corp. 2025 USD FLSO Term Loan B1 8.84% (3 mo. USD Term SOFR + 4.250%)(3)	05/31/30		261,726	146,379
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(3)	03/29/29		519,855	521,332
Cloudera, Inc. 2021 Term Loan 8.21% (1 mo. USD Term SOFR + 3.750%)(3)	10/08/28		997,416	959,699
Cotiviti Corp. 2025 2nd Amendment Term Loan 7.08% (1 mo. USD Term SOFR + 2.750%)(3)	03/26/32		376,690	376,376
DTI Holdco, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(3)	04/26/29		1,021,552	1,009,845
EagleView Technology Corp. 2025 Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(3)	08/14/28		522,502	513,765
ECI Macola Max Holding LLC 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(3)	05/09/30		282,904	284,043
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(3)	01/30/32		1,494,994	1,495,390
Maverick Bidco, Inc. 2021 Term Loan 8.21% (3 mo. USD Term SOFR + 3.750%)(3)	05/18/28		1,000,000	1,004,690
Modena Buyer LLC Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(3)	07/01/31		228,713	224,750
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(3)	04/05/30		2,096,202	1,939,364
SolarWinds Holdings, Inc. 2025 Term Loan 8.34% (1 mo. USD Term SOFR + 4.000%)(3)	04/16/32		467,924	463,244

				9,421,622

Telecommunications—0.1%
Frontier Communications Corp. 2025 Term Loan B 6.79% (6 mo. USD Term SOFR + 2.500%)(3)	07/01/31		245,832	246,408
Zayo Group Holdings, Inc. 2022 USD Incremental Term Loan B 8.53% (1 mo. USD Term SOFR + 4.175%)(3)	03/09/27		952,819	929,003
Zayo Group Holdings, Inc. USD Term Loan 7.47% (1 mo. USD Term SOFR + 3.000%)(3)	03/09/27		500,000	484,033

				1,659,444

Total Bank Loans (Cost: $102,569,339)				101,225,721

U.S. TREASURY SECURITIES—12.8%
U.S. Treasury Notes
3.88%	07/31/27		147,313,000	147,128,859
3.88%	07/15/28		1,760,000	1,759,656
3.88%	07/31/30		42,600,000	42,445,242

Total U.S. Treasury Securities (Cost: $191,396,511)				191,333,757

Total Fixed Income Securities (Cost: $1,610,083,870)				1,589,920,297

CONVERTIBLE SECURITIES—0.1%

CONVERTIBLE CORPORATE BONDS—0.1%

Beverages—0.0%
Davide Campari-Milano NV (Italy) 2.38%(4)	01/17/29	EUR	100,000	111,985

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Commercial Services—0.1%
Worldline SA (France) 0.00%(4),(8)	07/30/26	EUR	1,627,689	$1,810,318

Total Convertible Corporate Bonds (Cost: $1,824,236)				1,922,303

Total Convertible Securities (Cost: $1,824,236)				1,922,303

Security		Shares
MONEY MARKET INVESTMENTS—6.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(18)			3,108,491	3,108,491
TCW Central Cash Fund, 4.34%(19),(18)			88,173,167	88,173,167

Total Money Market Investments (Cost: $91,281,658)				91,281,658

INVESTMENT COMPANIES—0.9%
TCW Private Asset Income Fund—I Class(19)			1,315,755	13,170,705

Total Investment Companies (Cost: $13,154,700)				13,170,705

COMMON STOCK—0.0%

Media—0.0%
SES SA(20)			11,053	128,839

Real Estate—0.0%
Aoyuan New Shares(11),(20)			30,741	501

REIT—0.0%
AGNC Investment Corp.			25,500	240,465

				240,465

Telecommunications—0.0%
Intelsat SA(11),(20)			11,053	6,190

Total Common Stock (Cost: $313,141)				375,995

Issues
WARRANTS—0.0%
Cineworld Group PLC(8),(11),(20)			152,713	—

Total Warrants (Cost $0)				—
Total Investments (113.1%) (Cost: $1,716,657,605)				1,696,670,958

Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)				837
Liabilities In Excess Of Other Assets (-13.1%)				(196,178,021)

Net Assets (100.0%)				$1,500,493,774

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(21)
Goldman Sachs & Co.	EUR	2,456,425	10/10/25	$2,883,806	$2,815,707	$(68,099)

				$2,883,806	$2,815,707	$(68,099)

SELL(22)
Goldman Sachs & Co.	AUD	3,091,158	10/10/25	$2,043,313	$1,989,005	$54,308
Goldman Sachs & Co.	CAD	4,740,000	10/10/25	3,487,023	3,432,580	54,443
Goldman Sachs & Co.	EUR	56,518,199	10/10/25	66,572,068	64,784,657	1,787,411
Goldman Sachs & Co.	GBP	2,368,786	10/10/25	3,175,372	3,130,365	45,007
Bank of New York	GBP	13,568,032	10/10/25	18,427,680	17,930,234	497,446

				$93,705,456	$91,266,841	$2,438,615

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,289	5-Year U.S. Treasury Note Futures	09/30/25	$246,137,220	$247,605,422	$1,468,202
815	2-Year U.S. Treasury Note Futures	09/30/25	168,895,523	168,692,266	(203,257)

			$415,032,743	$416,297,688	$1,264,945

Short Futures
927	10-Year U.S. Treasury Note Futures	09/19/25	$(103,224,949)	$(104,823,423)	$(1,598,474)
23	3 Year Australian Bond Futures	09/15/25	(1,586,260)	(1,586,171)	89
13	30-Year Euro-Buxl Future	09/8/25	(1,782,331)	(1,741,403)	40,928
33	5-Year Canadian Bond Futures	09/18/25	(2,694,043)	(2,696,016)	(1,973)
17	Euro SCHWATZ Futures	09/8/25	(2,083,676)	(2,076,812)	6,864
94	Euro-Bobl Future	09/8/25	(12,659,437)	(12,579,875)	79,562
79	Euro-Bund Future	09/8/25	(11,800,682)	(11,693,072)	107,611
19	Long Gilt Futures	09/26/25	(2,282,630)	(2,312,511)	(29,881)
250	U.S. Ultra Long Bond Futures	09/19/25	(28,847,502)	(29,328,125)	(480,623)

			$(166,961,510)	$(168,837,408)	$(1,875,897)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $720,564,499 or 48.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $42,168,815 or 2.8% of net assets.
(5)	Perpetual maturity.
(6)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.63% cash or 9.38% PIK interest.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(8)	Security is not accruing interest.
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Restricted security (Note 7).
(13)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(14)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(15)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(16)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $17,733, at an interest rate of 10.11% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(17)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $88,708, at an interest rate of 11.59% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(18)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(19)	Affiliated issuer.
(20)	Non-income producing security.
(21)	Fund buys foreign currency, sells USD.
(22)	Fund sells foreign currency, buys USD.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$1,147,973,167	$1,059,800,000	88,173,167	$88,173,167	$1,893,806	$—	$—	$—
TCW Private Asset Income Fund — I Class	—	13,154,700	—	1,315,755	13,170,705	252,826	—	—	16,005

Total					$101,343,872	$2,146,632	$—	$—	$16,005

TCW Flexible Income ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	23.7%
Corporate Bonds	17.2
Asset-Backed Securities	16.4
Commercial Mortgage-Backed Securities—Non-Agency	14.3
Residential Mortgage-Backed Securities—Non-Agency	13.5
U.S. Treasury Securities	12.8
Bank Loans	6.7
Money Market Investments	6.1
Foreign Government Bonds	1.1
Investment Companies	0.9
Municipal Bonds	0.2
Convertible Corporate Bonds	0.1
Commercial Mortgage-Backed Securities—Agency	0.1
Common Stock	0.0	**
Unfunded Commitments	0.0	**
Warrants	0.0	**
Other*	(13.1)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities—Agency	$—	$354,095,951	$1,526,250	$355,622,201
Corporate Bonds	—	257,538,885	—	257,538,885
Asset-Backed Securities	—	225,506,036	20,915,362	246,421,398
Commercial Mortgage-Backed Securities—Non-Agency	—	213,933,662	185,687	214,119,349
Residential Mortgage-Backed Securities—Non-Agency	—	202,806,786	—	202,806,786
U.S. Treasury Securities	—	191,333,757	—	191,333,757
Bank Loans	—	101,225,721	—	101,225,721
Foreign Government Bonds	—	16,814,934	—	16,814,934
Municipal Bonds	—	2,940,616	—	2,940,616
Commercial Mortgage-Backed Securities—Agency	—	1,096,650	—	1,096,650

Total Fixed Income Securities	—	1,567,292,998	22,627,299	1,589,920,297

Money Market Investments	91,281,658	—	—	91,281,658
Investment Companies	13,170,705	—	—	13,170,705
Convertible Corporate Bonds	—	1,922,303	—	1,922,303
Common Stock	—	369,304	6,691	375,995
Warrants	—	—	—*	—
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	837	—	837

Total Investments	$104,452,363	$1,569,585,442	$22,633,990	$1,696,671,795

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,438,615	—	2,438,615
Futures Contracts
Interest Rate Risk	1,703,256	—	—	1,703,256

Total	$106,155,619	$1,572,024,057	$22,633,990	$1,700,813,666

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(68,099)	$—	$(68,099)
Futures Contracts
Interest Rate Risk	(2,314,208)	—	—	(2,314,208)

Total	$(2,314,208)	$(68,099)	$—	$(2,382,307)

*	Amount is less than $1.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—97.6% of Net Assets
CORPORATE BONDS—86.5%

Advertising—0.6%
Clear Channel Outdoor Holdings, Inc. 7.13%(1),(2)	02/15/31	$80,000	$79,946
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%(1)	03/15/30	105,000	99,751
7.38%(1)	02/15/31	57,000	59,886

			239,583

Aerospace & Defense—1.8%
TransDigm, Inc.
4.63%	01/15/29	135,000	132,078
6.38%(1)	03/01/29	277,000	283,709
6.38%(1)	05/31/33	205,000	206,509
6.75%(1)	08/15/28	18,000	18,379
6.88%(1)	12/15/30	70,000	72,610

			713,285

Airlines—0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%(1)	04/20/26	15,250	15,249
5.75%(1)	04/20/29	120,000	120,027
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%(1)	09/20/31	38,000	36,772

			172,048

Apparel—0.6%
Crocs, Inc.
4.13%(1)	08/15/31	229,000	207,094
4.25%(1)	03/15/29	40,000	38,101

			245,195

Auto Manufacturers—0.2%
Allison Transmission, Inc. 3.75%(1)	01/30/31	100,000	91,428

Auto Parts & Equipment—0.9%
Clarios Global LP/Clarios U.S. Finance Co.
6.75%(1)	02/15/30	100,000	103,168
6.75%(1)	05/15/28	59,000	60,452
Forvia SE (France) 8.00%(1)	06/15/30	58,000	60,545
ZF North America Capital, Inc. (Germany) 6.88%(1)	04/23/32	140,000	130,840

			355,005

Banks—0.4%
Citigroup, Inc. 6.88% (5 yr. CMT + 2.890%)(3),(4)	08/15/30	165,000	166,805

Beverages—0.5%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%(1)	04/01/29	209,000	209,598

Building Materials—0.7%
JH North America Holdings, Inc. 5.88%(1)	01/31/31	80,000	80,372
Quikrete Holdings, Inc. 6.38%(1)	03/01/32	155,000	159,151
Standard Building Solutions, Inc. 6.50%(1)	08/15/32	59,000	60,291

			299,814

Chemicals—2.3%
Axalta Coating Systems Dutch Holding B BV 7.25%(1)	02/15/31	150,000	156,043
INEOS Finance PLC (Luxemburg) 7.50%(1)	04/15/29	49,000	48,914
Olympus Water U.S. Holding Corp. 7.13%(1)	10/01/27	125,000	127,224
SCIH Salt Holdings, Inc.
4.88%(1)	05/01/28	108,000	104,984
6.63%(1)	05/01/29	104,000	102,874
SCIL IV LLC/SCIL USA Holdings LLC 5.38%(1)	11/01/26	102,000	101,439
SK Invictus Intermediate II SARL 5.00%(1)	10/30/29	43,000	41,830
Tronox, Inc. 4.63%(1)	03/15/29	110,000	85,479
WR Grace Holdings LLC
5.63%(1)	08/15/29	64,000	59,127
7.38%(1)	03/01/31	96,000	99,124

			927,038

Commercial Services—7.5%
ADT Security Corp. 4.88%(1)	07/15/32	107,000	102,004
Adtalem Global Education, Inc. 5.50%(1)	03/01/28	141,000	139,387
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30	145,000	149,453
Allied Universal Holdco LLC 7.88%(1)	02/15/31	79,000	82,900
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%(1)	06/15/30	130,000	133,316
Block, Inc. 6.50%	05/15/32	188,000	193,095
Brink’s Co. 6.75%(1)	06/15/32	97,000	100,011
Carriage Services, Inc. 4.25%(1)	05/15/29	224,000	209,823
Deluxe Corp. 8.13%(1)	09/15/29	60,000	61,722
EquipmentShare.com, Inc. 8.00%(1)	03/15/33	39,000	40,774
Garda World Security Corp. (Canada) 8.38%(1)	11/15/32	60,000	61,879
Grand Canyon University 5.13%	10/01/28	150,000	144,917
Herc Holdings, Inc. 7.25%(1)	06/15/33	202,000	209,421
OT Midco, Inc. 10.00%(1)	02/15/30	171,000	141,070
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%(1)	01/15/28	135,000	135,057
Raven Acquisition Holdings LLC 6.88%(1)	11/15/31	65,000	65,709
Service Corp. International 5.75%	10/15/32	203,000	203,605
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%(1)	08/15/32	95,000	98,180

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Sotheby’s 7.38%(1)	10/15/27	$59,000	$58,339
United Rentals North America, Inc. 6.13%(1)	03/15/34	100,000	102,646
Upbound Group, Inc. 6.38%(1)	02/15/29	120,000	117,091
Valvoline, Inc. 3.63%(1)	06/15/31	160,000	144,243
Veritiv Operating Co. 10.50%(1)	11/30/30	36,000	39,072
VT Topco, Inc. 8.50%(1)	08/15/30	93,000	99,054
WEX, Inc. 6.50%(1)	03/15/33	97,000	98,316
ZipRecruiter, Inc. 5.00%(1)	01/15/30	152,000	115,520

			3,046,604

Computers—0.8%
Insight Enterprises, Inc. 6.63%(1)	05/15/32	139,000	142,240
McAfee Corp. 7.38%(1)	02/15/30	106,000	98,417
NCR Voyix Corp. 5.13%(1)	04/15/29	105,000	103,007

			343,664

Cosmetics/Personal Care—1.3%
Edgewell Personal Care Co. 4.13%(1)	04/01/29	140,000	132,601
Opal Bidco SAS (France) 6.50%(1)	03/31/32	55,000	55,678
Perrigo Finance Unlimited Co. 6.13%	09/30/32	142,000	143,201
Prestige Brands, Inc. 3.75%(1)	04/01/31	215,000	196,951

			528,431

Distribution & Wholesale—0.3%
RB Global Holdings, Inc. (Canada) 6.75%(1)	03/15/28	137,000	140,418

Diversified Financial Services—1.6%
EZCORP, Inc. 7.38%(1)	04/01/32	135,000	140,843
GGAM Finance Ltd. (Ireland) 8.00%(1)	02/15/27	115,000	118,535
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32	285,000	283,170
7.13%(1)	04/30/31	109,000	112,705

			655,253

Electric—1.5%
Alpha Generation LLC 6.75%(1)	10/15/32	105,000	107,572
Pike Corp. 8.63%(1)	01/31/31	186,000	200,447
Southern Co. 6.38%(5 yr. CMT + 2.069%)(3)	03/15/55	95,000	98,464
Vistra Operations Co. LLC
6.88%(1)	04/15/32	137,000	142,487
7.75%(1)	10/15/31	70,000	74,147

			623,117

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc. 4.38%(1)	03/31/29	125,000	118,649

Electronics—0.5%
Coherent Corp. 5.00%(1)	12/15/29	65,000	63,658
Sensata Technologies, Inc. 6.63%(1)	07/15/32	136,000	139,401

			203,059

Engineering & Construction—0.1%
Brand Industrial Services, Inc. 10.38%(1)	08/01/30	37,000	33,725

Entertainment—3.8%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29	110,000	114,295
Caesars Entertainment, Inc. 6.50%(1)	02/15/32	5,000	5,097
CCM Merger, Inc. 6.38%(1)	05/01/26	101,000	101,072
Churchill Downs, Inc. 6.75%(1)	05/01/31	139,000	142,129
Cinemark USA, Inc. 7.00%(1)	08/01/32	97,000	100,196
Flutter Treasury DAC (Ireland) 5.88%(1),(2)	06/04/31	245,000	246,980
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29	130,000	127,497
Light & Wonder International, Inc. 7.50%(1)	09/01/31	58,000	60,500
Live Nation Entertainment, Inc. 4.75%(1)	10/15/27	115,000	113,305
Penn Entertainment, Inc. 5.63%(1)	01/15/27	65,000	64,717
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33	98,000	99,048
Voyager Parent LLC 9.25%(1)	07/01/32	200,000	211,770
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33	141,000	141,451

			1,528,057

Environmental Control—0.7%
Madison IAQ LLC 5.88%(1)	06/30/29	103,000	100,526
Waste Pro USA, Inc. 7.00%(1)	02/01/33	195,000	202,552

			303,078

Food—1.9%
Post Holdings, Inc.
4.50%(1)	09/15/31	222,000	205,392
4.63%(1)	04/15/30	210,000	200,747
6.38%(1)	03/01/33	201,000	201,565
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(1)	03/01/29	108,000	102,316
TreeHouse Foods, Inc. 4.00%	09/01/28	67,000	61,827

			771,847

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Gas—1.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%(1)	06/01/28	$192,000	$197,845
9.50%(1)	06/01/30	40,000	42,028
Northwest Natural Holding Co. 7.00%(5 yr. CMT + 2.701%)(3)	09/15/55	145,000	147,530
Venture Global Plaquemines LNG LLC 7.75%(1)	05/01/35	90,000	98,747

			486,150

Hand/Machine Tools—0.3%
IMA Industria Macchine Automatiche SpA (Italy) 5.78%(3 mo. EUR EURIBOR + 3.750%)(1),(3)	04/15/29	EUR 100,000	115,335

Health Care-Products—1.4%
Bausch & Lomb Corp. 8.38%(1)	10/01/28	185,000	193,441
Medline Borrower LP 5.25%(1)	10/01/29	104,000	102,075
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%(1)	04/01/29	99,000	101,193
Neogen Food Safety Corp. 8.63%(1)	07/20/30	92,000	92,985
Sotera Health Holdings LLC 7.38%(1)	06/01/31	95,000	98,448

			588,142

Health Care-Services—5.4%
CHS/Community Health Systems, Inc. 5.25%(1)	05/15/30	209,000	183,120
DaVita, Inc. 6.88%(1)	09/01/32	98,000	100,874
Fortrea Holdings, Inc. 7.50%(1)	07/01/30	148,000	135,277
HAH Group Holding Co. LLC 9.75%(1)	10/01/31	136,000	131,783
HealthEquity, Inc. 4.50%(1)	10/01/29	62,000	59,811
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(1)	04/30/28	75,000	79,220
IQVIA, Inc. 6.50%(1)	05/15/30	138,000	142,554
Kedrion SpA (Italy) 6.50%(1)	09/01/29	310,000	300,641
ModivCare, Inc. 5.00%(5),(1)	10/01/29	210,000	57,750
Molina Healthcare, Inc. 6.25%(1)	01/15/33	276,000	272,437
Star Parent, Inc. 9.00%(1)	10/01/30	155,000	163,274
Surgery Center Holdings, Inc. 7.25%(1)	04/15/32	138,000	142,115
Tenet Healthcare Corp.
6.75%	05/15/31	298,000	306,806
6.88%	11/15/31	96,000	102,358

			2,178,020

Home Furnishings—0.3%
Tempur Sealy International, Inc. 3.88%(1)	10/15/31	115,000	103,909

Household Products/Wares—0.7%
Central Garden & Pet Co.
4.13%(1)	04/30/31	90,000	83,461
4.13%	10/15/30	65,000	61,182
Spectrum Brands, Inc. 3.88%(1)	03/15/31	193,000	154,263

			298,906

Housewares—0.3%
Newell Brands, Inc. 8.50%(1)	06/01/28	100,000	105,002

Insurance—2.6%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30	95,000	98,196
8.25%(1)	02/01/29	97,000	100,345
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	139,000	143,094
7.38%(1)	10/01/32	100,000	102,880
AmWINS Group, Inc. 6.38%(1)	02/15/29	60,000	61,150
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%(1)	02/15/32	60,000	63,214
Farmers Exchange Capital II 6.15%(3 mo. USD
Term SOFR + 4.006%)(1),(3)	11/01/53	160,000	153,139
HUB International Ltd.
7.25%(1)	06/15/30	115,000	119,977
7.38%(1)	01/31/32	136,000	141,705
Panther Escrow Issuer LLC 7.13%(1)	06/01/31	70,000	72,417

			1,056,117

Internet—1.8%
Arches Buyer, Inc. 6.13%(1)	12/01/28	128,000	122,419
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%(1)	06/15/27	100,000	100,273
Getty Images, Inc. 11.25%(1)	02/21/30	102,500	98,277
ION Trading Technologies SARL (Luxembourg) 9.50%(1)	05/30/29	38,000	39,712
Match Group Holdings II LLC 5.63%(1)	02/15/29	143,000	142,618
Snap, Inc. 6.88%(1)	03/01/33	226,000	231,720

			735,019

Investment Companies—0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	45,000	43,741
9.75%	01/15/29	140,000	141,729
10.00%(1)	11/15/29	109,000	110,458

			295,928

Iron & Steel—0.7%
ATI, Inc.
5.13%	10/01/31	74,000	71,745
7.25%	08/15/30	30,000	31,388
Carpenter Technology Corp. 7.63%	03/15/30	97,000	100,104
Cleveland-Cliffs, Inc. 7.38%(1)	05/01/33	80,000	78,051

			281,288

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Leisure Time—0.7%
MajorDrive Holdings IV LLC 6.38%(1)	06/01/29	$125,000	$103,534
Sabre GLBL, Inc.
10.75%(1)	11/15/29	125,000	128,831
11.13%(1)	07/15/30	57,000	60,243

			292,608

Lodging—1.9%
Hilton Domestic Operating Co., Inc. 5.75%(1)	09/15/33	82,000	82,100
Las Vegas Sands Corp. 6.00%	06/14/30	100,000	102,987
MGM Resorts International 6.50%	04/15/32	176,000	178,964
Studio City Finance Ltd. 5.00%(1)	01/15/29	110,000	103,243
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28	237,000	230,321
Wynn Macau Ltd. 5.13%(1)	12/15/29	64,000	61,636

			759,251

Machinery-Construction & Mining—0.3%
BWX Technologies, Inc. 4.13%(1)	06/30/28	104,000	100,774

Machinery-Diversified—0.3%
Oregon Tool Lux LP 7.88%(1)	10/15/29	10,548	4,641
SPX FLOW, Inc. 8.75%(1)	04/01/30	97,000	100,534

			105,175

Media—7.6%
AMC Networks, Inc. 10.25%(1)	01/15/29	103,000	105,947
Cable One, Inc. 4.00%(1)	11/15/30	175,000	135,110
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%(1)	02/01/28	545,000	535,381
CSC Holdings LLC
5.75%(1)	01/15/30	158,000	78,115
6.50%(1)	02/01/29	725,000	574,686
11.75%(1)	01/31/29	14,000	13,107
DirectTV Financing LLC/DirectTV Financing Co-Obligor, Inc. 10.00%(1)	02/15/31	107,000	103,255
DISH DBS Corp.
5.75%(1)	12/01/28	112,000	100,091
7.38%	07/01/28	132,000	101,495
7.75%	07/01/26	30,000	26,708
DISH Network Corp. 11.75%(1)	11/15/27	105,000	109,441
Gray Media, Inc. 10.50%(1)	07/15/29	57,000	61,724
Midcontinent Communications 8.00%(1)	08/15/32	38,000	40,113
Sinclair Television Group, Inc. 8.13%(1)	02/15/33	143,000	146,312
Sirius XM Radio LLC
5.00%(1)	08/01/27	160,000	158,357
5.50%(1)	07/01/29	247,000	244,118
Univision Communications, Inc. 8.50%(1)	07/31/31	139,000	141,353
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(1)	05/15/29	147,000	143,779
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	200,000	176,206
Ziggo Bond Co. BV (Netherlands) 5.13%(1)	02/28/30	110,000	96,206

			3,091,504

Mining—0.7%
Compass Minerals International, Inc. 8.00%(1)	07/01/30	100,000	103,680
Novelis Corp. 3.25%(1)	11/15/26	177,000	174,232

			277,912

Office/Business Equipment—0.6%
Xerox Corp. 10.25%(1)	10/15/30	96,000	98,965
Zebra Technologies Corp. 6.50%(1)	06/01/32	135,000	138,452

			237,417

Oil & Gas—1.5%
Hilcorp Energy I LP/Hilcorp Finance Co. 6.88%(1)	05/15/34	84,000	80,906
Matador Resources Co.
6.25%(1)	04/15/33	102,000	101,090
6.50%(1)	04/15/32	45,000	45,141
SM Energy Co. 6.75%(1)	08/01/29	139,000	139,184
Transocean Poseidon Ltd. 6.88%(1)	02/01/27	19,950	19,968
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28	190,000	195,066
Vital Energy, Inc. 7.75%(1)	07/31/29	40,000	36,448

			617,803

Oil & Gas Services—1.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32	200,000	203,144
Aris Water Holdings LLC 7.25%(1)	04/01/30	150,000	153,990
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	55,000	55,026
7.13%(1)	03/15/29	200,000	204,602

			616,762

Packaging & Containers—1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%(1)	08/15/26	80,000	79,087
5.25%(1)	08/15/27	99,000	49,269
Clearwater Paper Corp. 4.75%(1)	08/15/28	148,000	139,678
Graham Packaging Co., Inc. 7.13%(1)	08/15/28	101,000	100,843
Graphic Packaging International LLC 6.38%(1)	07/15/32	195,000	197,531
Sealed Air Corp. 6.50%(1)	07/15/32	195,000	201,152

			767,560

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pharmaceuticals—4.1%
1261229 BC Ltd. 10.00%(1)	04/15/32		$320,000	$326,009
180 Medical, Inc. (United Kingdom) 3.88%(1)	10/15/29		109,000	103,308
Amneal Pharmaceuticals LLC 6.88%(1),(2)	08/01/32		121,000	122,877
CVS Health Corp.
6.75% (5 yr. CMT + 2.516%)(3)	12/10/54		145,000	145,718
7.00% (5 yr. CMT + 2.886%)(3)	03/10/55		55,000	56,702
Grifols SA (Spain) 7.50%(6)	05/01/30	EUR	135,000	163,058
Jazz Securities DAC 4.38%(1)	01/15/29		212,000	205,239
Option Care Health, Inc. 4.38%(1)	10/31/29		107,000	102,364
Organon & Co./Organon Foreign Debt Co-Issuer BV 6.75%(1)	05/15/34		61,000	57,513
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%(1)	04/17/32		65,000	62,623
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		174,000	177,567
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30		154,000	156,447

				1,679,425

Pipelines—4.8%
Buckeye Partners LP 6.75%	08/15/33		97,000	98,472
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(3),(4)	02/15/28		240,000	239,609
Global Partners LP/GLP Finance Corp.
7.13%(1)	07/01/33		120,000	121,950
8.25%(1)	01/15/32		192,000	201,368
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%(1)	02/15/29		65,000	64,397
8.38%(1)	02/15/32		86,000	84,198
Rockies Express Pipeline LLC 4.95%(1)	07/15/29		63,000	61,826
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%(1)	09/01/31		106,000	103,923
TransMontaigne Partners LLC 8.50%(1)	06/15/30		135,000	141,248
Venture Global LNG, Inc.
7.00%(1)	01/15/30		273,000	277,109
9.00% (5 yr. CMT + 5.440%)(1),(3),(4)	09/30/29		140,000	140,122
9.88%(1)	02/01/32		182,000	196,507
Venture Global Plaquemines LNG LLC
6.50%(1)	01/15/34		64,000	65,855
6.75%(1)	01/15/36		143,000	147,147

				1,943,731

Real Estate—0.3%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		129,000	138,458

REIT—1.7%
Hudson Pacific Properties LP
3.95%	11/01/27		105,000	99,413
5.95%	02/15/28		120,000	115,175
Iron Mountain, Inc. 6.25%(1)	01/15/33		205,000	208,548
RHP Hotel Properties LP/RHP Finance Corp.
6.50%(1)	06/15/33		113,000	115,767
6.50%(1)	04/01/32		130,000	132,954

				671,857

Retail—7.6%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		111,000	102,917
Arcos Dorados BV (Brazil) 6.38%(1)	01/29/32		98,000	101,621
Asbury Automotive Group, Inc. 5.00%(1)	02/15/32		109,000	103,279
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		205,000	211,367
Brinker International, Inc. 8.25%(1)	07/15/30		93,000	98,727
eG Global Finance PLC (United Kingdom) 12.00%(1)	11/30/28		35,000	38,768
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(1)	04/01/26		250,000	248,243
5.88%(1)	04/01/29		328,000	303,203
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%(1)	01/15/29		64,000	60,874
6.75%(1)	01/15/30		79,000	74,394
FirstCash, Inc. 6.88%(1)	03/01/32		236,000	242,426
Group 1 Automotive, Inc. 6.38%(1)	01/15/30		98,000	100,122
LCM Investments Holdings II LLC 8.25%(1)	08/01/31		133,000	140,719
Lithia Motors, Inc. 3.88%(1)	06/01/29		95,000	89,928
Macy’s Retail Holdings LLC 7.38%(1)	08/01/33		82,000	82,349
Michaels Cos., Inc. 5.25%(1)	05/01/28		360,000	288,202
Murphy Oil USA, Inc. 3.75%(1)	02/15/31		160,000	147,280
Papa John’s International, Inc. 3.88%(1)	09/15/29		223,000	214,548
QXO Building Products, Inc. 6.75%(1)	04/30/32		115,000	118,537
Sally Holdings LLC/Sally Capital, Inc. 6.75%	03/01/32		98,000	100,688
Staples, Inc. 10.75%(1)	09/01/29		101,000	94,723
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		154,000	144,834

				3,107,749

Software—2.1%
Cloud Software Group, Inc.
8.25%(1)	06/30/32		160,000	170,485
9.00%(1)	09/30/29		60,000	62,149
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		165,000	168,513
Pagaya U.S. Holdings Co. LLC 8.88%(1)	08/01/30		140,000	139,156
RingCentral, Inc. 8.50%(1)	08/15/30		133,000	141,919
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		165,000	155,217

				837,439

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Telecommunications—4.8%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		$206,000	$157,895
9.63%(1)	07/15/27		288,000	265,032
CommScope LLC 9.50%(1)	12/15/31		92,000	96,895
Consolidated Communications, Inc. 6.50%(1)	10/01/28		193,000	196,194
EchoStar Corp. 10.75%	11/30/29		220,000	232,129
Frontier Communications Holdings LLC
6.75%(1)	05/01/29		141,000	142,455
8.63%(1)	03/15/31		220,000	233,400
Global Switch Finance BV (United Kingdom) 1.38%(6)	10/07/30	EUR	115,000	122,976
Level 3 Financing, Inc. 6.88%(1)	06/30/33		145,000	147,217
Vmed O2 U.K. Financing I PLC (United Kingdom) 4.75%(1)	07/15/31		106,000	98,207
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		194,000	203,353
Zayo Group Holdings, Inc. 4.00%(1)	03/01/27		65,000	61,919

				1,957,672

Total Corporate Bonds (Cost: $34,829,499)				35,162,614

BANK LOANS—11.1%
Advertising—0.2%
Neptune Bidco U.S., Inc. 2022 USD Term Loan A 9.18% (3 mo. USD Term SOFR + 4.750%)(3)	04/11/29		89,450	85,824

Aerospace & Defense—0.2%
HDI Aerospace Intermediate Holding III Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(3)	02/11/32		79,800	80,149

Auto Parts & Equipment—0.5%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)(3)	03/30/27		192,977	189,738

Beverages—1.0%
Celsius Holdings, Inc. Term Loan 7.54% (3 mo. USD Term SOFR + 3.250%)(3)	04/01/32		57,000	57,547
Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(3)	01/24/29		250,000	249,531
Pegasus Bidco BV 2024 USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(3)	07/12/29		82,745	83,124

				390,202

Commercial Services—1.4%
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(3)	10/16/31		65,505	65,890
Kelso Industries LLC Delayed Draw Term Loan 10.11% (1 mo. USD Term SOFR + 5.750%)(3)	12/30/29		2,488	2,507
Kelso Industries LLC Term Loan 10.11% (1 mo. USD Term SOFR + 5.750%)(7),(3)	12/30/29		39,525	39,822
Ryan LLC Term Loan 7.86% (1 mo. USD Term SOFR + 3.500%)(3)	11/14/30		148,545	148,843
Valvoline, Inc. Term Loan B 0.00% (8)	03/19/32		100,000	100,537
Veritiv Corp. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(3)	11/30/30		148,875	149,666
VT Topco, Inc. 2024 1st Lien Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	08/09/30		73,880	74,250

				581,515

Computers—0.4%
Nielsen Consumer, Inc. 2025 USD Term Loan 7.61% (1 mo. USD Term SOFR + 3.250%)(3)	03/06/28		74,625	74,896
Twitter, Inc. 2025 Fixed Term Loan 9.50%	10/26/29		100,000	97,160

				172,056

Cosmetics/personal Care—0.1%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(3)	04/28/32		60,000	60,334

Electric—0.6%
Edgewater Generation LLC 2025 Repriced Term Loan 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	08/01/30		106,337	106,945
Kestrel Acquisition LLC 2024 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(3)	11/06/31		64,785	65,035
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(3)	08/29/31		59,311	59,607
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(3)	08/29/31		3,814	3,833

				235,420

Electrical Components & Equipment—0.1%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(3)	12/29/28		59,845	52,452

Electronics—0.2%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(3)	10/24/31		64,675	64,998

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Engineering & Construction—0.2%
Astrion Group LLC 2024 Term Loan 9.29% (3 mo. USD Term SOFR + 5.000%)(3)	08/29/31	$65,670	$64,521
DG Investment Intermediate Holdings 2, Inc. 2024 Delayed Draw Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(3)	03/31/28	2,455	2,449

			66,970

Entertainment—0.7%
Light & Wonder International, Inc. 2024 Term Loan 6.59% (1 mo. USD Term SOFR + 2.250%)(3)	04/14/29	138,602	139,087
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(3)	08/16/31	153,927	154,648

			293,735

Environmental Control—0.4%
Action Environmental Group, Inc. 2023 Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(3)	10/24/30	150,000	150,750

Food—0.3%
United Natural Foods, Inc. 2024 Term Loan 9.11% (1 mo. USD Term SOFR + 4.750%)(3)	05/01/31	118,973	120,078

Health Care-products—0.1%
Sotera Health Holdings LLC 2024 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(3)	05/30/31	49,625	49,842

Health Care-services—0.9%
ADMI Corp. 2023 Term Loan B5 10.11% (1 mo. USD Term SOFR + 5.750%)(3)	12/23/27	64,347	62,448
Heartland Dental LLC 2024 Term Loan 8.86% (1 mo. USD Term SOFR + 4.500%)(3)	04/28/28	74,063	74,308
Modivcare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(3)	07/01/31	223,869	143,650
Modivcare, Inc. 2025 Incremental Term Loan 11.78% (3 mo. USD Term SOFR + 7.500%)(3)	01/12/26	33,811	26,341
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.82% (3 mo. USD Term SOFR + 5.500%)(3)	06/20/28	70,000	70,175

			376,922

Internet—0.9%
Barracuda Networks, Inc. 2022 Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(3)	08/15/29	69,643	56,729
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(3)	12/12/29	69,298	69,984
Magnite, Inc. 2025 Repriced Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(3)	02/06/31	189,567	190,475
MH Sub I LLC 2023 Term Loan 8.61% (1 mo. USD Term SOFR + 4.250%)(3)	05/03/28	52,280	49,996

			367,184

Leisure Time—0.1%
MajorDrive Holdings IV LLC Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(3)	06/01/28	31,770	31,298

Machinery-diversified—0.4%
Oregon Tool, Inc. 2025 1st Lien Term Loan 9.67% (3 mo. USD Term SOFR + 5.350%)(3)	10/15/29	38,405	39,233
Oregon Tool, Inc. 2025 2nd Lien Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(3)	10/15/29	129,440	106,829

			146,062

Media—0.2%
Virgin Media Bristol LLC 2023 USD Term Loan Y 7.37% (6 mo. USD Term SOFR + 3.175%)(3)	03/31/31	66,750	65,599

Oil & Gas—0.2%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B 9.31% (3 mo. USD Term SOFR + 4.750%)(3)	06/27/29	99,250	99,573

Packaging & Containers—0.2%
Plaze, Inc. 2020 Incremental Term Loan 8.22% (1 mo. USD Term SOFR + 3.750%)(3)	08/03/26	81,427	78,208

Reit—0.4%
OEG Borrower LLC 2024 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(3)	06/30/31	159,099	160,690

Retail—0.3%
Tacala LLC 2024 Term Loan 7.86% (1 mo. USD Term SOFR + 3.500%)(3)	01/31/31	138,255	139,227

Software—1.1%
Cloudera, Inc. 2021 Term Loan 8.21% (1 mo. USD Term SOFR + 3.750%)(3)	10/08/28	80,000	76,975
DTI Holdco, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(3)	04/26/29	149,625	147,910

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
EagleView Technology Corp. 2025 Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(3)	08/14/28		$170,939	$168,081
Planview Parent, Inc. 2024 1st Lien Term Loan 7.80% (3 mo. USD Term SOFR + 3.500%)(3)	12/17/27		64,837	63,570

				456,536

Total Bank Loans (Cost: $4,602,139)				4,515,362

Total Fixed Income Securities (Cost: $39,431,638)				39,677,976

CONVERTIBLE SECURITIES—0.2%

CONVERTIBLE CORPORATE BONDS—0.2%

Commercial Services — 0.2%
Worldline SA (France) 0.00%(6),(9)	07/30/26	EUR	61,920	68,867

Total Convertible Corporate Bonds (Cost: $64,123)				68,867

		Shares

WARRANTS—0.0%
Cineworld Group PLC(10),(11)			42,717	—

Total Warrants (Cost: $—)				—

MONEY MARKET INVESTMENTS—1.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(12)			358,849	358,849
TCW Central Cash Fund, 4.34%(12),(13)			215,342	215,342

Total Money Market Investments (Cost: $574,191)				574,191

Total Investments (99.2%) (Cost: $40,069,952)				40,321,034
Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)				56
Liabilities In Excess Of Other Assets (0.8%)				341,514

Net Assets (100.0%)				$40,662,604

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(14)
Goldman Sachs & Co.	EUR	198,142	10/10/25	$229,947	$227,123	$(2,824)
Citibank N.A.	EUR	108,867	10/10/25	128,204	124,791	(3,413)

				$358,151	$351,914	$(6,237)

SELL(15)
Goldman Sachs & Co.	EUR	55,257	10/10/25	$63,682	$63,339	$343
Citibank N.A.	EUR	689,000	10/10/25	811,745	789,775	21,970

				$875,427	$853,114	$22,313

Notes to the Schedule of Investments:

ACES	Alternative Credit Enhancement Securities.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $30,838,905 or 75.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(4)	Perpetual maturity.
(5)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $354,901 or 0.9% of net assets.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 13,889, at an interest rate of 10.06% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 1.00% per annum.
(8)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(9)	Security is not accruing interest.
(10)	Non-income producing security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(13)	Affiliated issuer.
(14)	Fund buys foreign currency, sells USD.
(15)	Fund sells foreign currency, buys USD.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$10,530,132	$10,314,790	215,342	$215,342	$24,604	$—	$—	$—

Total					$215,342	$24,604	$—	$—	$—

TCW High Yield Bond ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Corporate Bonds	86.5%
Bank Loans	11.1
Money Market Investments	1.4
Convertible Corporate Bonds	0.2
Unfunded Commitments	0.0	**
Warrants	0.0	**
Other*	0.8

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Fixed Income Securities
Corporate Bonds	$—	$35,162,614	$—		$35,162,614
Bank Loans	—	4,515,362	—		4,515,362

Total Fixed Income Securities	—	39,677,976	—		39,677,976

Money Market Investments	574,191	—	—		574,191
Convertible Corporate Bonds	—	68,867	—		68,867
Warrants	—	—	—	*	—

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$56	$—		$56

Total Investments	$574,191	$39,746,899	$—	*	$40,321,090

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	22,313	—		22,313

Total	$574,191	$39,769,212	$—		$40,343,403

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,237)	$—		$(6,237)

Total	$—	$(6,237)	$—		$(6,237)

*	Amount is less than $1.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES —97.3%
ASSET-BACKED SECURITIES—3.9%
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 6.00% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37		$250,000	$250,718
Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR 6.07% (3 mo. USD Term SOFR + 1.750%)(1),(2)	07/15/37		225,000	226,086
CIFC Funding Ltd. Series 2023-3A, Class B 6.63% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/37		250,000	251,759
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR 5.41% (3 mo. USD Term SOFR + 1.080%)(1),(2)	10/20/34		250,000	250,011
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R 6.33% (3 mo. USD Term SOFR + 2.000%)(1),(2)	04/20/37		250,000	251,066
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR 5.42% (3 mo. USD Term SOFR + 1.090%)(1),(2)	01/20/36		250,000	250,067
Rockford Tower CLO Ltd. Series 2022-2A, Class BR 6.83% (3 mo. USD Term SOFR + 2.500%)(1),(2)	10/20/35		250,000	250,996
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2 5.48% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/34		250,000	250,366

Total Asset-Backed Securities (Cost: $1,986,593)				1,981,069

CORPORATE BONDS—49.9%

Aerospace/Defense—0.3%
TransDigm, Inc. 6.88%(1)	12/15/30		166,000	172,188

Airlines—0.7%
Latam Airlines Group SA (Chile) 7.63%(1)	01/07/31		330,000	339,577

Apparel—0.2%
Crocs, Inc. 4.13%(1)	08/15/31		85,000	76,869

Auto Manufacturers—0.4%
Allison Transmission, Inc. 3.75%(1)	01/30/31		83,000	75,885
Volkswagen International Finance NV (Germany) 7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR	100,000	130,834

				206,719

Auto Parts & Equipment—0.2%
Clarios Global LP/Clarios U.S. Finance Co. 6.75%(1)	02/15/30		120,000	123,802

Banks—1.7%
Akbank TAS 9.37% (5 yr. CMT + 5.270%)(1),(2),(4)	03/14/29		253,000	262,948
Banco Mercantil del Norte SA (Mexico) 8.38% (5 yr. CMT + 4.072%)(1),(2),(4)	05/20/31		204,000	209,008
BBVA Bancomer SA 5.13% (5 yr. CMT + 2.65%)(2),(3)	01/18/33		214,000	206,705
Citigroup, Inc. 6.88% (5 yr. CMT + 2.890%)(2),(4)	08/15/30		200,000	202,188

				880,849

Beverages—0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%(1)	04/01/29		174,000	174,498

Building Materials—0.5%
Limak Cimento Sanayi ve Ticaret AS 9.75%(3)	07/25/29		260,000	266,825

Chemicals—1.3%
Axalta Coating Systems Dutch Holding B BV 7.25%(1)	02/15/31		119,000	123,795
OCP SA 6.75%(1)	05/02/34		259,000	270,147
SCIH Salt Holdings, Inc. 4.88%(1)	05/01/28		79,000	76,794
SK Invictus Intermediate II SARL 5.00%(1)	10/30/29		128,000	124,518
WR Grace Holdings LLC 5.63%(1)	08/15/29		80,000	73,909

				669,163

Commercial Services—2.8%
Adtalem Global Education, Inc. 5.50%(1)	03/01/28		75,000	74,142
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg) 7.00%(1)	05/21/30		75,000	77,303
Block, Inc. 3.50%	06/01/31		138,000	126,615
Carriage Services, Inc. 4.25%(1)	05/15/29		135,000	126,456
Deluxe Corp. 8.13%(1)	09/15/29		75,000	77,152
Grand Canyon University 5.13%	10/01/28		185,000	178,730
OT Midco, Inc. 10.00%(1)	02/15/30		125,000	103,121
Upbound Group, Inc. 6.38%(1)	02/15/29		262,000	255,649
Veritiv Operating Co. 10.50%(1)	11/30/30		157,000	170,397
VT Topco, Inc. 8.50%(1)	08/15/30		116,000	123,552
WASH Multifamily Acquisition, Inc. 5.75%(1)	04/15/26		75,000	75,048
WEX, Inc. 6.50%(1)	03/15/33		50,000	50,679

				1,438,844

Computers—0.4%
Amentum Holdings, Inc. 7.25%(1)	08/01/32		72,000	74,516
NCR Voyix Corp. 5.13%(1)	04/15/29		129,000	126,552

				201,068

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Cosmetics/Personal Care—0.4%
Perrigo Finance Unlimited Co. 6.13%	09/30/32		$75,000	$75,634
Prestige Brands, Inc. 3.75%(1)	04/01/31		139,000	127,331

				202,965

Diversified Financial Services—1.2%
Blackrock, Inc. 3.75%	07/18/35	EUR	100,000	116,976
EZCORP, Inc. 7.38%(1)	04/01/32		75,000	78,246
GGAM Finance Ltd. (Ireland) 8.00%(1)	06/15/28		160,000	169,210
Jane Street Group/JSG Finance, Inc.
6.13%(1)	11/01/32		125,000	124,197
7.13%(1)	04/30/31		119,000	123,045

				611,674

Electric—4.4%
AES Andes SA 8.15% (5 yr. CMT + 3.835%)(1),(2)	06/10/55		200,000	209,454
Alpha Generation LLC 6.75%(1)	10/15/32		122,000	124,989
Black Hills Corp. 6.15%	05/15/34		125,000	131,796
Continuum Green Energy India Pvt/Co-Issuers (India) 7.50%(3)	06/26/33		241,125	248,819
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU (Colombia) 8.50%(1)	06/30/32		200,000	203,214
Eskom Holdings SOC Ltd. 8.45%(3)	08/10/28		200,000	211,160
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%(1)	01/31/41		198,101	202,910
Pike Corp. 8.63%(1)	01/31/31		160,000	172,427
Southwestern Electric Power Co. 5.30%	04/01/33		125,000	126,169
Termocandelaria Power SA 7.75%(1)	09/17/31		263,000	270,916
Zorlu Enerji Elektrik Uretim AS 11.00%(1)	04/23/30		334,000	325,907

				2,227,761

Electrical Components & Equipment—0.2%
Energizer Holdings, Inc. 4.38%(1)	03/31/29		79,000	74,986

Electronics—0.2%
Coherent Corp. 5.00%(1)	12/15/29		76,000	74,431

Energy-Alternate Sources—0.5%
Greenko Power II Ltd. (India) 4.30%(3)	12/13/28		259,985	246,237

Engineering & Construction—0.6%
Heathrow Funding Ltd. (United Kingdom) 1.13%(3)	10/08/32	EUR	100,000	103,742
IRB Infrastructure Developers Ltd. (India) 7.11% (1)	03/11/32		200,000	202,198

				305,940

Entertainment—2.1%
Banijay Entertainment SAS (France) 8.13%(1)	05/01/29		72,000	74,812
Caesars Entertainment, Inc.
4.63%(1)	10/15/29		80,000	75,687
6.50%(1)	02/15/32		75,000	76,463
Churchill Downs, Inc. 6.75%(1)	05/01/31		73,000	74,643
Cinemark USA, Inc. 7.00%(1)	08/01/32		71,000	73,339
Great Canadian Gaming Corp./Raptor LLC (Canada) 8.75%(1)	11/15/29		72,000	70,614
Light & Wonder International, Inc. 7.50%(1)	09/01/31		71,000	74,060
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada) 8.00%(1)	08/01/30		118,000	119,413
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%(1)	02/01/33		125,000	126,336
Voyager Parent LLC 9.25%(1)	07/01/32		125,000	132,356
WarnerMedia Holdings, Inc.
4.28%	03/15/32		76,000	64,022
5.14%	03/15/52		7,000	4,335
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%(1)	03/15/33		75,000	75,240

				1,041,320

Environmental Control—0.3%
Waste Pro USA, Inc. 7.00%(1)	02/01/33		125,000	129,841

Food—0.5%
Pilgrim’s Pride Corp. 6.88%	05/15/34		75,000	82,024
Post Holdings, Inc. 6.38%(1)	03/01/33		174,000	174,489

				256,513

Gas—1.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%(1)	06/01/28		55,000	56,674
Brooklyn Union Gas Co. 6.39%(1)	09/15/33		150,000	159,260
China Oil & Gas Group Ltd. 4.70%(3)	06/30/26		200,000	198,752
National Gas Transmission PLC (United Kingdom) 4.25% (3)	04/05/30	EUR	100,000	119,625

				534,311

Health Care-Products—0.6%
Bausch & Lomb Corp. 8.38%(1)	10/01/28		117,000	122,339
Teleflex, Inc. 4.25%(1)	06/01/28		77,000	74,686
Thermo Fisher Scientific, Inc. 0.50%	03/01/28	EUR	100,000	108,692

				305,717

Health Care-Services—1.7%
Centene Corp. 3.38%	02/15/30		125,000	112,589
HAH Group Holding Co. LLC 9.75%(1)	10/01/31		72,000	69,767
HealthEquity, Inc. 4.50%(1)	10/01/29		78,000	75,247

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Services (Continued)
Kedrion SpA (Italy) 6.50%(1)	09/01/29	$180,000	$174,566
ModivCare, Inc. 5.00%(5),(1)	10/01/29	258,300	71,032
Molina Healthcare, Inc. 6.25%(1)	01/15/33	125,000	123,386
Surgery Center Holdings, Inc. 7.25%(1)	04/15/32	73,000	75,177
Tenet Healthcare Corp. 6.75%	05/15/31	122,000	125,605
UnitedHealth Group, Inc. 5.15%	07/15/34	50,000	50,169

			877,538

Household Products/Wares—0.6%
Central Garden & Pet Co. 4.13%(1)	04/30/31	222,000	205,872
Spectrum Brands, Inc. 3.88%(1)	03/15/31	142,000	113,499

			319,371

Insurance—1.8%
Acrisure LLC/Acrisure Finance, Inc.
7.50%(1)	11/06/30	162,000	167,450
8.25%(1)	02/01/29	72,000	74,483
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%(1)	01/15/31	120,000	123,534
7.38%(1)	10/01/32	74,000	76,131
AmWINS Group, Inc. 4.88%(1)	06/30/29	78,000	75,817
AssuredPartners, Inc. 7.50%(1)	02/15/32	72,000	76,933
Farmers Exchange Capital II 6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	200,000	191,424
HUB International Ltd. 7.38%(1)	01/31/32	119,000	123,992

			909,764

Internet—0.7%
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%(1)	06/15/27	72,000	72,302
Getty Images, Inc. 11.25%(1)	02/21/30	175,000	167,790
Snap, Inc. 6.88%(1)	03/01/33	125,000	128,164

			368,256

Iron & Steel—1.2%
CSN Resources SA 8.88%(1)	12/05/30	255,000	253,034
Samarco Mineracao SA 9.50%(1),(6)	06/30/31	368,450	365,318

			618,352

Leisure Time—0.3%
MajorDrive Holdings IV LLC 6.38% (1)	06/01/29	180,000	149,089

Lodging—0.5%
Hilton Domestic Operating Co., Inc. 5.75% (1)	09/15/33	100,000	100,122
MGM Resorts International 6.50%	04/15/32	75,000	76,263
Wyndham Hotels & Resorts, Inc. 4.38%(1)	08/15/28	77,000	74,830

			251,215

Machinery-Diversified—0.2%
TK Elevator U.S. Newco, Inc. (Germany) 5.25%(1)	07/15/27	75,000	74,800

Media—1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%	06/01/52	55,000	36,571
CSC Holdings LLC
5.75%(1)	01/15/30	47,000	23,237
11.75%(1)	01/31/29	147,000	137,623
DISH Network Corp. 11.75%(1)	11/15/27	164,000	170,937
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	226,000	199,113

			567,481

Mining—1.5%
Aris Mining Corp. 8.00%(1)	10/31/29	174,000	178,893
First Quantum Minerals Ltd. (Zambia) 8.63%(3)	06/01/31	320,000	333,558
Novelis Corp. 3.25%(1)	11/15/26	80,000	78,749
Volcan Cia Minera SAA (Peru) 8.75%(3)	01/24/30	173,000	173,919

			765,119

Municipal Bonds—0.6%
Istanbul Metropolitan Municipality 10.50%(1)	12/06/28	296,000	321,444

Oil & Gas—3.2%
Ecopetrol SA (Colombia) 5.88%	11/02/51	530,000	362,425
Geopark Ltd. (Colombia) 8.75%(3)	01/31/30	255,000	222,258
Gran Tierra Energy, Inc. (Colombia) 9.50%(3)	10/15/29	355,000	296,890
Petroleos Mexicanos (Mexico) 5.95%	01/28/31	386,000	358,633
SM Energy Co. 7.00%(1)	08/01/32	73,000	72,305
Transocean Titan Financing Ltd. 8.38%(1)	02/01/28	106,762	109,608
Uzbekneftegaz JSC 8.75%(1)	05/07/30	205,000	214,727

			1,636,846

Oil & Gas Services—2.3%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%(1)	09/01/32	246,000	249,867
Aris Water Holdings LLC 7.25%(1)	04/01/30	125,000	128,325
Kodiak Gas Services LLC 7.25%(1)	02/15/29	71,000	72,956
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	245,000	245,115
7.13%(1)	03/15/29	121,000	123,784
Yinson Boronia Production BV 8.95%(1)	07/31/42	294,327	317,832

			1,137,879

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Packaging & Containers—0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%(1)	08/15/26		$86,000	$85,018
Clearwater Paper Corp. 4.75% (1)	08/15/28		183,000	172,710
Graham Packaging Co., Inc. 7.13%(1)	08/15/28		75,000	74,883
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(1)	02/15/31		120,000	124,813

				457,424

Pharmaceuticals—2.0%
1261229 BC Ltd. 10.00%(1)	04/15/32		125,000	127,348
Bayer U.S. Finance II LLC (Germany)
4.40%(1)	07/15/44		107,000	83,789
4.88%(1)	06/25/48		86,000	70,856
CVS Health Corp.
5.70%	06/01/34		60,000	61,463
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		75,000	75,371
Grifols SA (Spain) 4.75%(1)	10/15/28		180,000	173,462
Jazz Securities DAC 4.38%(1)	01/15/29		135,000	130,695
Option Care Health, Inc. 4.38%(1)	10/31/29		81,000	77,490
Teva Pharmaceutical Finance Netherlands III BV (Israel) 6.00%	12/01/32		188,000	191,854

				992,328

Pipelines—2.8%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%(3)	09/30/40		313,550	259,952
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		122,000	123,841
7.13%(1)	07/01/33		100,000	101,625
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%(1)	02/15/32		122,000	119,444
Rockies Express Pipeline LLC 4.80%(1)	05/15/30		80,000	77,333
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(2),(4)	09/30/29		170,000	170,148
9.88%(1)	02/01/32		153,000	165,195
Venture Global Plaquemines LNG LLC 6.75%(1)	01/15/36		372,000	382,788

				1,400,326

Real Estate—0.6%
Cushman & Wakefield U.S. Borrower LLC 8.88%(1)	09/01/31		114,000	122,358
Port of Spain Waterfront Development 7.88%(1)	02/19/40		200,000	196,832

				319,190

REIT—0.9%
GLP Capital LP/GLP Financing II, Inc. 4.00%	01/15/30		125,000	119,701
Hudson Pacific Properties LP 3.95%	11/01/27		259,000	245,219
Iron Mountain, Inc. (REIT) 5.63%(1)	07/15/32		76,000	75,076

				439,996

Retail—2.6%
1011778 BC ULC/New Red Finance, Inc. (Canada) 4.00%(1)	10/15/30		83,000	76,956
Asbury Automotive Group, Inc. 5.00%(1)	02/15/32		81,000	76,748
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%(1)	07/01/32		175,000	180,436
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%(1)	04/01/29		186,000	171,939
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%(1)	01/15/30		132,000	124,304
FirstCash, Inc. 6.88%(1)	03/01/32		121,000	124,295
LCM Investments Holdings II LLC 8.25%(1)	08/01/31		117,000	123,791
Lithia Motors, Inc. 3.88%(1)	06/01/29		133,000	125,899
Michaels Cos., Inc. 5.25%(1)	05/01/28		65,000	52,036
Papa John’s International, Inc. 3.88%(1)	09/15/29		146,000	140,467
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%(1)	06/01/31		134,000	126,024

				1,322,895

Semiconductors—0.0%
Intel Corp. 3.73%	12/08/47		15,000	10,272

Software—0.8%
Cloud Software Group, Inc. 8.25%(1)	06/30/32		70,000	74,587
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%(1)	05/01/29		72,000	73,533
RingCentral, Inc. 8.50%(1)	08/15/30		114,000	121,645
SS&C Technologies, Inc. 6.50%(1)	06/01/32		71,000	73,118
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(1)	02/01/29		81,000	76,197

				419,080

Telecommunications—2.3%
Altice Financing SA (Luxembourg)
5.75%(1)	08/15/29		235,000	180,123
9.63%(1)	07/15/27		76,000	69,939
Consolidated Communications, Inc. 6.50%(1)	10/01/28		128,000	130,119
EchoStar Corp. 10.75%	11/30/29		24,000	25,323
Frontier Communications Holdings LLC
6.75%(1)	05/01/29		173,000	174,785
8.63%(1)	03/15/31		65,000	68,959
Global Switch Finance BV (United Kingdom) 1.38%(3)	10/07/30	EUR	100,000	106,936
Telecom Argentina SA (Argentina) 9.50%(1)	07/18/31		251,000	264,863
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%(1)	10/01/31		125,000	131,026

				1,152,073

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Water — 0.4%
Aegea Finance SARL (Brazil) 9.00%(3)	01/20/31	$200,000	$214,304

Total Corporate Bonds (Cost: $24,965,190)			25,287,140

FOREIGN GOVERNMENT BONDS—12.2%
Angola Government International Bonds 8.75%(3)	04/14/32	370,000	336,504
Argentina Republic Government International Bonds 4.13%	07/09/35	266,529	175,664
Bahrain Government International Bonds 6.75%(1)	09/20/29	328,000	337,256
Colombia Government International Bonds 4.13%	05/15/51	460,000	274,845
Dominican Republic International Bonds 5.88%(3)	01/30/60	305,000	257,179
Ecuador Government International Bonds 6.90%(3)	07/31/35	239,849	179,115
Egypt Government International Bonds 7.30%(3)	09/30/33	275,000	246,356
El Salvador Government International Bonds 9.50%(3)	07/15/52	161,000	163,141
Gabon Government International Bonds 6.63%(1)	02/06/31	203,000	167,008
Guatemala Government Bonds 6.60%(1)	06/13/36	263,000	269,904
Israel Government International Bonds 5.75%	03/12/54	289,000	268,995
Ivory Coast Government International Bonds 6.13%(1)	06/15/33	288,000	266,348
Jordan Government International Bonds 7.75%(1)	01/15/28	256,000	266,084
Mexico Government International Bonds 4.40%	02/12/52	282,000	197,609
Nigeria Government International Bonds 7.70%(1)	02/23/38	201,000	178,671
Oman Government International Bonds 6.25%(1)	01/25/31	200,000	214,728
Pakistan Government International Bonds 7.38%(1)	04/08/31	200,000	187,972
Panama Government International Bonds 6.40%	02/14/35	210,000	206,709
Republic of Poland Government International Bonds 5.50%	03/18/54	230,000	215,009
Republic of South Africa Government International Bonds 5.88%	06/22/30	204,000	203,147
Romania Government International Bonds
6.38%(3)	01/30/34	348,000	347,374
7.63%(3)	01/17/53	186,000	194,463
Saudi Government International Bonds 5.00%(3)	01/18/53	390,000	336,683
Senegal Government International Bonds 6.25%(1)	05/23/33	387,000	288,273
Sri Lanka Government International Bonds 3.10%(3)	01/15/30	215,000	194,577
Turkiye Government International Bonds 9.38%	01/19/33	200,000	227,834

Total Foreign Government Bonds (Cost: $6,054,572)			6,201,448

BANK LOANS—31.3%
Aerospace & Defense—0.7%
Air Comm Corp. LLC 2024 Delayed Draw Term Loan 0.00%(7)	12/11/31	4,487	4,498
Air Comm Corp. LLC 2024 Term Loan 7.31% (3 mo. USD Term SOFR + 3.000%)(2)	12/11/31	230,192	230,768
HDI Aerospace Intermediate Holding III Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(2)	02/11/32	99,750	100,187

			335,453

Airlines—0.5%
Air Canada 2024 Term Loan B 6.35% (1 mo. USD Term SOFR + 2.000%)(2)	03/21/31	248,116	248,426

Auto Parts & Equipment—0.3%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)(2)	03/30/27	173,640	170,725

Beverages—0.5%
Celsius Holdings, Inc. Term Loan 7.54% (3 mo. USD Term SOFR + 3.250%)(2)	04/01/32	125,000	126,198

Naked Juice LLC 2025 FLFO Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	125,000	124,766

			250,964

Commercial Services—3.8%
Archkey Solutions LLC 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(2),(8)	11/01/31	223,578	225,256
ASP Dream Acquisition Co. LLC Term Loan B 8.71% (1 mo. USD Term SOFR + 4.250%)(2)	12/15/28	248,715	238,766
Crisis Prevention Institute, Inc. 2024 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	04/09/31	248,750	248,517
Fugue Finance BV 2025 Term Loan B 0.00% (9),(2)	01/09/32	200,000	201,053
Holding Socotec SAS 2024 USD Term Loan B 0.00%(9),(2)	06/30/28	123,750	124,253
Priority Holdings LLC 2024 Term Loan B 9.11% (1 mo. USD Term SOFR + 4.750%)(2)	05/16/31	246,736	247,545
Trans Union LLC 2024 Term Loan B9 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/31	124,375	124,632
TruGreen LP 2020 Term Loan 8.46% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	297,662	287,616
Veritiv Corp. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/30/30	248,747	250,069

			1,947,707

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Computers—0.4%
Peraton Corp. Term Loan B 8.21% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	$248,015	$221,411

Cosmetics/personal Care—0.2%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	04/28/32	125,000	125,696

Diversified Financial Services—1.8%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.10% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	348,250	348,804
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	03/12/29	173,689	174,598
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B 7.45% (6 mo. USD Term SOFR + 3.250%)(2)	01/27/32	124,688	125,264
Guggenheim Partners LLC 2024 Term Loan B 6.80% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31	248,750	249,776

			898,442

Electric—2.5%
EFS Cogen Holdings I LLC 2020 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	10/03/31	247,250	248,531
Kestrel Acquisition LLC 2024 Term Loan B 10.00% (3 mo. USD Term SOFR + 2.500%)(2)	11/06/31	343,557	344,881
Potomac Energy Center LLC 2025 Term Loan 0.00% (9)	03/14/32	125,000	125,234
Potomac Energy Center LLC Term Loan 0.00% (9),(2)	11/12/26	250,000	250,938
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	296,564	298,047
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	19,071	19,166

			1,286,797

Electronics—0.7%
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	348,250	349,991

Engineering & Construction—1.4%
Artera Services LLC 2024 Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	119,319	99,534
Legence Holdings LLC 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	12/18/28	248,067	249,152
Wrench Group LLC 2019 Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(2)	10/30/28	347,362	347,147

			695,833

Entertainment—1.1%
Caesars Entertainment, Inc. Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	02/06/30	259,524	259,713
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	174,125	174,942
Voyager Parent LLC Term Loan B 9.04% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/32	125,000	125,267

			559,922

Food—0.9%
1440 Food Topco LLC Term Loan B 9.36% (1 mo. USD Term SOFR + 5.000%)(2)	10/31/31	124,623	122,442
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 8.47% (3 mo. USD Term SOFR + 3.000%)(2)	06/09/28	148,841	149,213
United Natural Foods, Inc. 2024 Term Loan 9.11% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	192,857	194,648

			466,303

Forest Products & Paper—0.5%
Glatfelter Corp. Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	11/04/31	248,750	247,662

Health Care-services —2.1%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B 9.81% (3 mo. USD Term SOFR + 5.500%)(2)	03/30/29	248,116	220,823
Heartland Dental LLC 2024 Term Loan 8.86% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	347,362	348,513
Help At Home, Inc. 2024 Term Loan B 9.36% (1 mo. USD Term SOFR + 5.000%)(2)	09/24/31	348,250	337,803
Modivcare, Inc. 2025 Incremental Term Loan 11.78% (3 mo. USD Term SOFR + 7.500%)(2)	01/12/26	43,347	33,770
NAPA Management Services Corp. Term Loan B 9.71% (1 mo. USD Term SOFR + 5.250%)(2)	02/23/29	173,654	117,737

			1,058,646

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Insurance—1.2%
AmWINS Group, Inc. 2025 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	$249,373	$249,836
Asurion LLC 2021 Second Lien Term Loan B4 9.72% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	125,000	117,852
Asurion LLC 2022 Term Loan B10 8.46% (1 mo. USD Term SOFR + 4.000%)(2)	08/19/28	248,087	246,469

			614,157

Internet—2.7%
Arches Buyer, Inc. 2021 Term Loan B 7.71% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	48,698	48,732
Barracuda Networks, Inc. 2022 Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	173,664	141,461
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	347,362	350,799
Magnite, Inc. 2025 Repriced Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	374,063	375,854
MH Sub I LLC 2023 Term Loan 8.61% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	207,533	198,467
Plano HoldCo, Inc. Term Loan B 0.00%(9)	10/02/31	124,688	121,258
TripAdvisor, Inc. Term Loan 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	07/08/31	124,373	123,441

			1,360,012

Leisure Time—0.2%
Sabre GLBL, Inc. 2022 1st Lien Term Loan B 9.46% (1 mo. USD Term SOFR + 5.000%)(2)	06/30/28	99,774	99,524

Machinery-construction & Mining—0.5%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	01/27/31	248,120	248,576

Machinery-diversified—0.5%
Arcline FM Holdings LLC 2024 Term Loan 7.58% (3 mo. USD Term SOFR + 3.500%)(2)	06/23/28	248,750	250,694

Media—1.4%
Charter Communications Operating LLC 2024 Term Loan B5 6.54% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	124,375	124,515
Telenet Financing USD LLC 2020 USD Term Loan AR 6.46% (1 mo. USD Term SOFR + 2.000%)(2)	04/30/28	300,000	294,525
Virgin Media Bristol LLC USD Term Loan N 6.96% (1 mo. USD Term SOFR + 2.500%)(2)	01/31/28	297,138	294,044

			713,084

Miscellaneous Manufacturers—0.5%
Cleanova U.S. Holdings LLC 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	250,000	248,750

Office/business Equipment—0.6%
Xerox Holdings Corp. 2023 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/17/29	297,963	280,334

Oil & Gas—0.3%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B 9.31% (3 mo. USD Term SOFR + 4.750%)(2)	06/27/29	173,688	174,252

Packaging & Containers—0.3%
Balcan Innovations, Inc. Term Loan B 9.06% (3 mo. USD Term SOFR + 4.750%)(2)	10/18/31	174,563	160,598

Pharmaceuticals—0.5%
Covetrus, Inc. Term Loan 9.30% (3 mo. USD Term SOFR + 5.000%)(2)	10/13/29	248,096	227,010

Retail—1.6%
Lakeshore Intermediate LLC Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	09/29/28	248,072	207,451
Michaels Cos., Inc. 2021 Term Loan B 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28	100,000	85,277
Thermostat Purchaser III, Inc. 2024 Incremental Delayed Draw Term Loan 0.00%(9)	08/31/28	250,000	251,145
Thermostat Purchaser III, Inc. 2024 Term Loan B 8.55% (3 mo. USD Term SOFR + 4.250%)(2)	08/31/28	250,000	251,145

			795,018

Software—3.1%
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.11% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	124,036	118,290
Cloud Software Group, Inc. 2024 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	03/21/31	248,750	249,924
Open Text Corp. 2023 Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/30	345,746	346,265

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Software (Continued)
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30		$249,372	$250,276
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30		248,111	229,547
SolarWinds Holdings, Inc. 2025 Term Loan 8.34% (1 mo. USD Term SOFR + 4.000%)(2)	04/16/32		125,000	123,750
Surf Holdings LLC 2025 Incremental Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27		248,692	249,636

				1,567,688

Telecommunications—0.5%
Zayo Group Holdings, Inc. 2022 USD Incremental Term Loan B 8.53% (1 mo. USD Term SOFR + 4.175%)(2)	03/09/27		248,077	241,876

Total Bank Loans (Cost: $16,038,013)				15,845,551

Total Fixed Income Securities (Cost: $49,044,368)				49,315,208

CONVERTIBLE SECURITIES—0.2%

CONVERTIBLE CORPORATE BONDS—0.2%

Commercial Services—0.2%
Worldline SA (France) 0.00%(3),(10)	07/30/26	EUR	77,400	86,084

Total Convertible Corporate Bonds (Cost: $77,752)				86,084

Security		Shares
MONEY MARKET INVESTMENTS—2.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.25%(11)			48,576	48,576
TCW Central Cash Fund, 4.34%(11),(12)			1,395,716	$1,395,716

Total Money Market Investments (Cost: $1,444,292)				1,444,292

Total Investments (100.4%) (Cost: $50,566,412)				50,845,584
Net unrealized appreciation on unfunded commitments (0.0%)				119
Liabilities In Excess Of Other Assets (-0.4%)				(219,099)

Net Assets (100.0%)				$50,626,604

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(13)
Goldman Sachs & Co.	EUR	114,190	10/10/25	$134,587	$130,892	$(3,695)

				$134,587	$130,892	$(3,695)

SELL(14)
Goldman Sachs & Co.	EUR	782,000	10/10/25	$920,911	$896,377	$24,534

				$920,911	$896,377	$24,534

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $22,666,342 or 44.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2025, the value of these securities amounted to $5,681,992 or 11.2% of net assets.
(4)	Perpetual maturity.
(5)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(6)	Payment in kind.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 14,744, at an interest rate of 7.31% and a maturity of December 11, 2031. The investment is not accruing an unused commitment fee.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $ 25,862, at an interest rate of 9.05% and a maturity of November 1, 2031.The investment is accruing an unused commitment fee of 9.05% per annum.
(9)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(10)	Security is not accruing interest.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(12)	Affiliated issuer.
(13)	Fund buys foreign currency, sells USD.
(14)	Fund sells foreign currency, buys USD.

TCW Multisector Credit Income ETF

Schedule of Investments (Continued)

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$17,630,716	$16,235,000	1,395,716	$1,395,716	$59,321	$—	$—	$—

Total					$1,395,716	$59,321	$—	$—	$—

TCW Multisector Credit Income ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Corporate Bonds	49.9%
Bank Loans	31.3
Foreign Government Bonds	12.2
Asset-Backed Securities	3.9
Money Market Investments	2.9
Convertible Corporate Bonds	0.2
Unfunded Commitments	0.0 **
Other*	(0.4)

Total	100.0%

*	Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Multisector Credit Income ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$25,287,140	$—	$25,287,140
Bank Loans*	—	15,845,551	—	15,845,551
Foreign Government Bonds	—	6,201,448	—	6,201,448
Asset-Backed Securities	—	1,981,069	—	1,981,069

Total Fixed Income Securities	—	49,315,208	—	49,315,208

Money Market Investments	1,444,292	—	—	1,444,292
Convertible Corporate Bonds*	—	86,084	—	86,084
Unfunded Commitments Appreciation	—	119	—	119

Total Investments	$1,444,292	$49,401,411	$—	$50,845,703

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	24,534	—	24,534

Total	$1,444,292	$49,425,945	$—	$50,870,237

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(3,695)	$—	$(3,695)

Total	$—	$(3,695)	$—	$(3,695)

*	See Schedule of Investments for corresponding industries.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—95.8% of Net Assets
ASSET-BACKED SECURITIES—0.7%
AMMC CLO 18 Ltd. Series 2016-18A, Class BR 6.19% (3 mo. USD Term SOFR + 1.862%)(1),(2)	05/26/31	$915,000	$916,946
AMMC CLO 30 Ltd. Series 2024-30A, Class A1 6.00% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	750,000	752,154
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1 7.55% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	500,000	502,760

Total Asset-backed Securities (Cost: $2,143,956)			2,171,860

BANK LOANS—92.4%

Advertising—0.8%
Advantage Sales & Marketing, Inc. 2024 Term Loan 8.55% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27	1,599,492	1,252,043
Neptune Bidco U.S., Inc. 2022 USD Term Loan A 9.18% (3 mo. USD Term SOFR + 4.750%)(2)	04/11/29	1	—
Planet U.S. Buyer LLC 2024 Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	02/07/31	649,542	653,277
Wasserman Media Group LLC Term Loan B 7.35% (1 mo. USD Term SOFR + 3.000%)(2)	06/23/32	700,000	703,063

			2,608,383

Aerospace & Defense—1.5%
Air Comm Corp. LLC 2024 Delayed Draw Term Loan 0.00%(3)	12/11/31	6,319	6,334
Air Comm Corp. LLC 2024 Term Loan 7.31% (3 mo. USD Term SOFR + 3.000%)(2),(4)	12/11/31	324,148	324,959
HDI Aerospace Intermediate Holding III Corp. Term Loan B 8.83% (3 mo. USD Term SOFR + 4.500%)(2)	02/11/32	1,236,235	1,241,644
Novaria Holdings LLC 2024 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	06/06/31	1,444,623	1,448,842
TransDigm, Inc. 2024 Term Loan I 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	1,716,392	1,724,605

			4,746,384

Agriculture—0.2%
Alltech, Inc. 2025 Term Loan 8.72% (1 mo. USD Term SOFR + 4.250%)(2)	08/13/30	548,230	551,314

Airlines—0.5%
Air Canada 2024 Term Loan B 6.35% (1 mo. USD Term SOFR + 2.000%)(2)	03/21/31	505,793	506,425
United Airlines, Inc. 2024 1st Lien Term Loan B 6.35% (1 mo. USD Term SOFR + 2.000%)(2)	02/22/31	1,071,366	1,076,856

			1,583,281

Apparel—0.7%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	1,178,665	1,177,928
WH Borrower LLC 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	02/20/32	1,000,000	1,001,330

			2,179,258

Auto Parts & Equipment—0.3%
First Brands Group LLC 2021 Term Loan 9.57% (3 mo. USD Term SOFR + 5.000%)(2)	03/30/27	968,971	952,707

Banks—0.1%
Chrysaor Bidco SARL USD Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2),(5)	10/30/31	288,034	290,118

Beverages—1.1%
Arterra Wines Canada, Inc. 2020 Term Loan 8.06% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	416,487	412,148
Naked Juice LLC 2025 FLSO Term Loan 7.65% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	315,845	240,140
Naked Juice LLC 2025 FLTO Term Loan 10.40% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	3,281	1,567
Pegasus Bidco BV 2024 USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	07/12/29	1,343,671	1,349,832
Primo Brands Corp. 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28	1,493,747	1,498,937

			3,502,624

Building Materials—0.3%
PHRG Intermediate LLC 2025 Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	02/20/32	896,226	896,975

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Building Materials (Continued)
Standard Industries, Inc. 2021 Term Loan B 6.10% (1 mo. USD Term SOFR + 1.750%)(2)	09/22/28	$161,219	$161,909

			1,058,884

Chemicals—1.0%
Archroma Finance SARL 2023 USD Term Loan B2A 9.61% (3 mo. USD Term SOFR + 5.500%)(2)	06/30/27	1,181,692	1,125,934
Chemours Co. 2023 USD Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	08/18/28	494,962	495,581
Mativ Holdings, Inc. Delayed Draw Term Loan A 6.96% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	1,112,320	1,106,759
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 7.20% (3 mo. USD Term SOFR + 3.000%)(2)	01/31/29	346,534	347,499

			3,075,773

Commercial Services—15.0%
Albion Financing 3 SARL 2025 USD Term Loan B 7.32% (3 mo. USD Term SOFR + 3.000%)(2)	08/16/29	1,535,733	1,545,523
AlixPartners LLP 2021 USD Term Loan B 6.97% (1 mo. USD Term SOFR + 2.500%)(2)	02/04/28	1,496,093	1,498,487
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 8.21% (1 mo. USD Term SOFR + 3.750%)(2)	05/12/28	388,133	389,416
Amspec Parent LLC 2024 Term Loan 7.80% (3 mo. USD Term SOFR + 3.500%)(2),(6)	12/22/31	1,256,667	1,266,092
Anticimex International AB 2024 Term Loan B6 7.66% (3 mo. USD Term SOFR + 3.400%)(2)	11/16/28	1,501,574	1,508,459
APi Group DE, Inc. 2025 Term Loan 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	01/03/29	955,701	956,036
Archkey Solutions LLC 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(7),(2)	11/01/31	1,059,923	1,067,878
ASP Dream Acquisition Co. LLC Term Loan B 8.71% (1 mo. USD Term SOFR + 4.250%)(2)	12/15/28	522,301	501,409
Belron Finance 2019 LLC 2024 USD Term Loan B 7.05% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	975,569	981,301
Berkeley Research Group LLC Term Loan B 9.75% (3 mo. USD Term SOFR + 2.250%)(2)	05/01/32	480,000	482,251
BIFM U.S. Finance LLC 2024 Incremental Term Loan 8.11% (1 mo. USD Term SOFR + 3.750%)(2)	05/31/28	1,489,140	1,497,516
Boost Newco Borrower LLC 2025 USD Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	01/31/31	1,245,005	1,248,509
CCRR Parent, Inc. Term Loan B 8.70% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	834,557	292,095
Crisis Prevention Institute, Inc. 2024 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	04/09/31	1,493,123	1,491,727
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	07/06/29	1,307,567	1,313,013
Ensemble RCM LLC 2024 Term Loan B 7.31% (3 mo. USD Term SOFR + 3.000%)(2)	08/01/29	1,544,905	1,553,811
Fugue Finance BV 2025 Add-on Term Loan 7.10% (1 mo. USD Term SOFR + 2.750%)(2)	01/09/32	500,000	502,632
Fugue Finance BV 2025 Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	01/09/32	1,697,000	1,705,935
Herc Holdings, Inc. Term Loan B 6.32% (1 mo. USD Term SOFR + 2.000%)(2)	06/02/32	945,946	951,073
Holding Socotec SAS 2024 USD Term Loan B 8.04% (3 mo. USD Term SOFR + 3.750%)(2)	06/30/28	1,433,942	1,439,771
Kelso Industries LLC Delayed Draw Term Loan 10.11% (1 mo. USD Term SOFR + 5.750%)(2)	12/30/29	47,084	47,437
Kelso Industries LLC Term Loan 10.11% (1 mo. USD Term SOFR + 5.750%)(2),(8)	12/30/29	743,074	748,648
KUEHG Corp. 2024 Term Loan 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	06/12/30	1,637,261	1,640,847
Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	08/11/28	1,214,482	1,217,014
Lernen Bidco Ltd. 2024 USD Term Loan B2 8.27% (3 mo. USD Term SOFR + 4.000%)(2)	10/27/31	1,247,500	1,257,374

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Nuvei Technologies Corp. 2024 Term Loan B1 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	11/17/31	$1,164,764	$1,167,058
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B 6.13% (1 mo. USD Term SOFR + 2.000%)(2)	10/13/30	622,404	623,052
Prime Security Services Borrower LLC 2025 Add-on Term Loan B 0.00%(3)	03/07/32	500,000	498,283
Priority Holdings LLC 2024 Term Loan B 9.11% (1 mo. USD Term SOFR + 4.750%)(2)	05/16/31	1,486,944	1,491,821
Prometric Holdings, Inc. 2025 Term Loan B 8.11% (1 mo. USD Term SOFR + 3.750%)(2)	06/25/32	650,000	655,281
Raven Acquisition Holdings LLC Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2),(9)	11/19/31	791,350	791,983
Ryan LLC Term Loan 7.86% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	1,236,713	1,239,193
Sabert Corp. 2024 Term Loan B 7.47% (1 mo. USD Term SOFR + 3.000%)(2)	12/10/26	1,544,951	1,553,642
Secretariat Advisors LLC 2025 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2),(10)	02/28/32	1,236,447	1,245,720
Spring Education Group, Inc. Term Loan 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	10/04/30	997,468	1,005,039
Teneo Holdings LLC 2024 Term Loan B 9.11% (1 mo. USD Term SOFR + 4.750%)(2)	03/13/31	1,489,946	1,502,305
Trans Union LLC 2024 Term Loan B8 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/31	417,887	418,775
Trans Union LLC 2024 Term Loan B9 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/31	543,104	544,226
TruGreen LP 2020 2nd Lien Term Loan 13.07% (3 mo. USD Term SOFR + 8.500%)(2)	11/02/28	500,000	417,500
TruGreen LP 2020 Term Loan 8.46% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	208,761	201,715
TTF Holdings LLC 2024 Term Loan 8.00% (6 mo. USD Term SOFR + 3.750%)(2)	07/18/31	1,375,410	1,366,814
United Rentals, Inc. 2024 Term Loan B 0.00%(3)	02/14/31	500,000	502,187
Valvoline, Inc. Term Loan B 0.00%(3)	03/19/32	549,580	552,534
Veritiv Corp. Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/30/30	990,496	995,760
Vistage Worldwide, Inc. Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	07/13/29	1,243,606	1,244,383
VT Topco, Inc. 2024 1st Lien Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	08/09/30	1,160,140	1,165,947
Xplor T1 LLC Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	06/24/31	601,043	604,048

			46,891,520

Computers—4.4%
Access CIG LLC 2023 Term Loan 8.38% (6 mo. USD Term SOFR + 4.250%)(2)	08/18/28	1,493,036	1,502,263
Amentum Government Services Holdings LLC 2024 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	09/29/31	557,874	558,850
Clover Holdings 2 LLC Term Loan B 8.06% (3 mo. USD Term SOFR + 3.750%)(2)	12/09/31	1,364,946	1,365,226
Imprivata, Inc. 2024 Term Loan 7.81% (3 mo. USD Term SOFR + 3.500%)(2)	12/01/27	1,504,343	1,510,255
NCR Atleos LLC 2024 Term Loan B 8.06% (3 mo. USD Term SOFR + 3.750%)(2)	04/16/29	1,189,689	1,202,479
Nielsen Consumer, Inc. 2025 USD Term Loan 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	03/06/28	1,417,884	1,423,024
Peraton Corp. 2nd Lien Term Loan B1 12.18% (3 mo. USD Term SOFR + 7.750%)(2)	02/01/29	248,837	160,256
Peraton Corp. Term Loan B 8.21% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	1,553,564	1,386,921
SMX Group LLC Term Loan 8.80% (3 mo. USD Term SOFR + 4.500%)(2)	02/06/32	1,496,250	1,501,554
Tempo Acquisition LLC 2025 Repriced Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	08/31/28	1,716,168	1,713,619
Twitter, Inc. 2025 Fixed Term Loan 9.50%	10/26/29	500,000	485,800

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Computers (Continued)
Twitter, Inc. Term Loan 10.96% (3 mo. USD Term SOFR + 6.500%)(2)	10/26/29	$996,170	$972,432

			13,782,679

Cosmetics/Personal Care—0.4%
Opal Bidco SAS USD Term Loan B 7.58% (3 mo. USD Term SOFR + 3.250%)(2)	04/28/32	1,125,000	1,131,261

Distribution &Wholesale—0.6%
Formulations Parent Corp. 2025 Term Loan B 8.33% (3 mo. USD Term SOFR + 4.000%)(2)	04/09/32	289,474	292,368
Gates Global LLC 2022 Term Loan B4 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	11/16/29	216,759	216,777
Gloves Buyer, Inc. 2025 Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	01/17/32	1,188,679	1,166,689
Resideo Funding, Inc. 2024 1st Lien Term Loan B 6.09% (1 mo. USD Term SOFR + 1.750%)(2)	02/11/28	292,778	293,695

			1,969,529

Diversified Financial Services—5.0%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.10% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	987,538	989,108
Blackhawk Network Holdings, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	03/12/29	1,488,769	1,496,562
CFC Bidco 2022 Ltd. Term Loan B 8.04% (3 mo. USD Term SOFR + 3.750%)(2)	05/30/32	846,373	846,906
Colossus Acquireco LLC Term Loan B 0.00%(3)	08/02/32	900,000	896,305
Corpay Technologies Operating Co. LLC Term Loan B5 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	04/28/28	1,046,122	1,046,414
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B 7.45% (6 mo. USD Term SOFR + 3.250%)(2)	01/27/32	877,431	881,489
Delos Aircraft DAC Term Loan 6.05% (3 mo. USD Term SOFR + 1.750%)(2)	10/31/27	333,333	335,157
Focus Financial Partners LLC 2025 Fungible Add-On Term Loan B 0.00%(3)	09/15/31	500,000	496,250
Focus Financial Partners LLC 2025 Incremental Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	09/15/31	500,000	500,883
Guggenheim Partners LLC 2024 Term Loan B 6.80% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31	981,941	985,991
Jane Street Group LLC 2024 Term Loan B1 6.33% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	1,994,778	1,988,365
Jefferies Finance LLC 2024 Term Loan 7.35% (1 mo. USD Term SOFR + 3.000%)(2)	10/21/31	995,000	998,114
Mermaid Bidco, Inc. 2024 USD Term Loan B 7.51% (3 mo. USD Term SOFR + 3.250%)(2)	07/03/31	1,248,111	1,251,581
Orion Advisor Solutions, Inc. 2024 Term Loan B 8.07% (3 mo. USD Term SOFR + 3.750%)(2)	09/24/30	1,341,432	1,349,193
Setanta Aircraft Leasing DAC 2024 Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)	11/05/28	920,583	926,401
Summit Acquisition, Inc. 2024 Term Loan B 8.10% (1 mo. USD Term SOFR + 3.750%)(2)	10/16/31	748,125	751,398

			15,740,117

Electric—3.9%
Alpha Generation LLC 2025 Term Loan B 0.00%(3)	09/30/31	500,000	499,968
Alpha Generation LLC Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	09/30/31	498,744	498,711
Astoria Energy LLC 2025 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	06/23/32	508,444	510,588
Calpine Corp. 2024 Term Loan B10 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	184,576	184,812
Calpine Corp. 2024 Term Loan B5 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	02/15/32	1,214,286	1,215,300
Carroll County Energy LLC 2024 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	06/30/31	552,088	555,480
Compass Power Generation LLC 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	04/14/29	1,555,537	1,564,777
Cornerstone Generation LLC Term Loan B 0.00%(3)	10/28/31	1,250,000	1,260,312
Edgewater Generation LLC 2025 Repriced Term Loan 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	08/01/30	1,418,286	1,426,384
EFS Cogen Holdings I LLC 2020 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	10/03/31	807,934	812,119

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric (Continued)
Potomac Energy Center LLC 2025 Term Loan 0.00%(3)	03/14/32	$750,000	$751,406
Potomac Energy Center LLC Term Loan 10.56% (3 mo. USD Term SOFR + 6.000%)(2)	11/12/26	746,137	748,935
South Field LLC 2025 Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	673,984	677,354
South Field LLC 2025 Term Loan C 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	43,342	43,558
Talen Energy Supply LLC 2024-1 Incremental Term Loan 6.81% (3 mo. USD Term SOFR + 2.500%)(2)	12/15/31	271,357	272,311
Vistra Operations Co. LLC 1st Lien Term Loan B3 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	997,468	1,000,152

			12,022,167

Electrical Components & Equipment—0.4%
Pelican Products, Inc. 2021 Term Loan 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	1,462,345	1,281,687

Electronics—1.4%
Coherent Corp. 2025 1st Lien Term Loan B2 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	07/02/29	1,334,915	1,340,255
Mirion Technologies, Inc. 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	06/04/32	1,500,000	1,507,312
TCP Sunbelt Acquisition Co. 2024 Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	1,492,500	1,499,963

			4,347,530

Energy-Alternate Sources—0.9%
KAMC Holdings, Inc. 2019 Term Loan 8.59% (3 mo. USD Term SOFR + 4.000%)(2)	08/14/26	1,765,248	1,694,638
Oregon Clean Energy LLC 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	07/12/30	1,151,214	1,159,641

			2,854,279

Engineering & Construction—2.9%
Astrion Group LLC 2024 Term Loan 9.29% (3 mo. USD Term SOFR + 5.000%)(2)	08/29/31	1,398,152	1,373,685
DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan 11.22% (1 mo. USD Term SOFR + 6.750%)(2)	03/30/29	340,000	339,787
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 7.94% (1 mo. USD Term SOFR + 3.500%)(2)	03/31/28	1,557,328	1,563,659
DG Investment Intermediate Holdings 2, Inc. 2024 Delayed Draw Term Loan 3.50%(2)	03/31/28	7,813	7,793
ITG Communications LLC Term Loan B 8.95% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	1,225,000	1,218,875
Legence Holdings LLC 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	12/18/28	1,621,668	1,628,762
SBA Senior Finance II LLC 2024 Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	01/25/31	1,744,347	1,752,205
Wrench Group LLC 2019 Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(2)	10/30/28	1,238,531	1,237,763

			9,122,529

Entertainment—4.3%
Banijay Entertainment SAS 2025 USD Term Loan B3 7.07% (1 mo. USD Term SOFR + 2.750%)(2)	03/01/28	964,887	968,206
Churchill Downs, Inc. 2021 Incremental Term Loan B1 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	03/17/28	497,403	498,437
Delta 2 Lux SARL 2024 Term Loan B1 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	09/30/31	244,444	244,851
Delta 2 Lux SARL 2024 Term Loan B2 6.29% (3 mo. USD Term SOFR + 2.000%)(2)	09/30/31	122,222	122,426
DK Crown Holdings, Inc. 2025 Term Loan B 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32	1,246,875	1,247,006
EOC Borrower LLC Term Loan A 0.00%(3)	03/24/28	725,000	727,266
EOC Borrower LLC Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	03/24/32	900,000	903,235
Flutter Financing BV 2024 Term Loan B 6.05% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30	1,742,292	1,739,243
Flutter Financing BV 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	06/04/32	300,000	300,500
GVC Holdings Gibraltar Ltd. 2021 USD Term Loan B4 6.67% (3 mo. USD Term SOFR + 2.500%)(2)	03/29/27	1,680,000	1,682,890

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment (Continued)
GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3 7.02% (3 mo. USD Term SOFR + 2.750%)(2)	10/31/29	$248,121	$248,846
Herschend Entertainment Co. LLC 2025 Term Loan B 7.60% (1 mo. USD Term SOFR + 3.250%)(2)	05/27/32	344,262	347,669
J&J Ventures Gaming LLC 2025 Repriced Term Loan B 7.86% (1 mo. USD Term SOFR + 3.500%)(2)	04/26/30	1,241,884	1,233,545
Light & Wonder International, Inc. 2024 Term Loan B2 6.59% (1 mo. USD Term SOFR + 2.250%)(2)	04/14/29	775,738	778,453
Showtime Acquisition LLC 2024 1st Lien Term Loan 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/16/31	1,386,367	1,392,869
Voyager Parent LLC Term Loan B 9.04% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/32	825,000	826,765

			13,262,207

Environmental Control—1.8%
Action Environmental Group, Inc. 2023 Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	10/24/30	1,740,088	1,748,789
ERM Emerald U.S., Inc. USD Term Loan B1 7.30% (3 mo. USD Term SOFR + 3.000%)(2)	07/12/28	976,883	976,770
Filtration Group Corp. 2025 USD Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	10/21/28	998,269	1,001,778
GFL Environmental, Inc. 2025 Term Loan B 6.82% (3 mo. USD Term SOFR + 2.500%)(2)	03/03/32	153,704	154,088
Heritage-Crystal Clean, Inc. Term Loan B 8.07% (3 mo. USD Term SOFR + 3.750%)(2)	10/17/30	1,156,743	1,162,526
Reworld Holding Corp. Term Loan B 6.59% (1 mo. USD Term SOFR + 2.250%)(2)	11/30/28	444,874	445,986
Reworld Holding Corp. Term Loan C 6.59% (1 mo. USD Term SOFR + 2.250%)(2)	11/30/28	34,350	34,436

			5,524,373

Food—2.9%
1440 Food Topco LLC Term Loan B 9.36% (1 mo. USD Term SOFR + 5.000%)(2)	10/31/31	635,151	624,036
BCPE North Star U.S. HoldCo 2, Inc. Term Loan 10.50% (3 mo. USD Term SOFR + 3.000%)(2)	06/09/28	1,117,253	1,120,046
Chobani LLC 2025 Repriced Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	10/25/27	1,206,021	1,212,304
Nourish Buyer I, Inc. 2025 Term Loan B 8.82% (3 mo. USD Term SOFR + 4.500%)(2)	07/09/32	1,000,000	1,000,000
Simply Good Foods USA, Inc. 2023 Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	03/17/27	831,125	837,358
Snacking Investments Bidco Pty. Ltd. USD Term Loan 8.31% (3 mo. USD Term SOFR + 4.000%)(2)	12/18/26	1,667,565	1,680,906
United Natural Foods, Inc. 2024 Term Loan 9.11% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	1,343,249	1,355,721
Upfield BV 2025 USD Term Loan B12 8.30% (3 mo. USD Term SOFR + 3.750%)(2)	01/03/28	1,085,890	1,088,947

			8,919,318

Food Service—0.5%
Aramark Services, Inc. 2024 Term Loan B7 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	04/06/28	1,000,000	1,002,920
Gategroup U.S. Finance, Inc. Term Loan B 0.00%(3)	05/28/32	600,652	603,844

			1,606,764

Forest Products & Paper—0.1%
Glatfelter Corp. Term Loan B 8.58% (3 mo. USD Term SOFR + 4.250%)(2)	11/04/31	187,880	187,058

Hand/Machine Tools—0.2%
Madison Safety & Flow LLC 2025 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	09/26/31	682,554	686,393

Health Care-Products—1.4%
Antylia Scientific Term Loan 8.29% (3 mo. USD Term SOFR + 4.000%)(2)	05/27/32	1,050,000	1,032,496
Bausch & Lomb Corp. 2023 Incremental Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	09/29/28	236,344	236,739
Bausch & Lomb Corp. 2025 Term Loan B 8.56% (3 mo. USD Term SOFR + 4.250%)(2)	01/15/31	895,450	900,375
Medline Borrower LP 2024 USD Add-on Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	10/23/28	997,487	999,497

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Products (Continued)
NSM Top Holdings Corp. 2025 Term Loan B 11.25% (3 mo. USD Term SOFR + 3.750%)(2)	05/14/29	$1,246,875	$1,258,328

			4,427,435

Health Care-Services—4.7%
ADMI Corp. 2023 Term Loan B5 10.11% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	1,505,961	1,461,535
Charlotte Buyer, Inc. 2025 Repriced Term Loan B 8.60% (1 mo. USD Term SOFR + 4.250%)(2)	02/11/28	892,194	892,755
Concentra Health Services, Inc. 2025 Repriced Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	07/26/31	797,044	802,277
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 8.56% (3 mo. USD Term SOFR + 4.250%)	03/30/29	886,928	786,039
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B 9.81% (3 mo. USD Term SOFR + 5.500%)(2)	03/30/29	197,500	175,775
Fortrea Holdings, Inc. Term Loan B 8.06% (3 mo. USD Term SOFR + 3.750%)(2)	07/01/30	684,041	628,750
Heartland Dental LLC 2024 Term Loan 8.86% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	1,712,707	1,718,384
Help At Home, Inc. 2024 Term Loan B 9.36% (1 mo. USD Term SOFR + 5.000%)(2)	09/24/31	2,506	2,431
Inception Holdco SARL 2025 Fungible Term Loan 0.00%(3)	04/18/31	200,000	201,376
Inception Holdco SARL 2025 USD Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/31	1,571,987	1,582,803
Loire Finco Luxembourg SARL 2025 USD Term Loan B 8.31% (3 mo. USD Term SOFR + 4.000%)(2)	01/21/30	551,513	558,175
Modivcare, Inc. 2024 Term Loan B 9.05% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	744,984	478,034
Modivcare, Inc. 2025 Incremental Term Loan 11.78% (3 mo. USD Term SOFR + 7.500%)(2)	01/12/26	255,749	199,245
NAPA Management Services Corp. Term Loan B 9.71% (1 mo. USD Term SOFR + 5.250%)(2)	02/23/29	1,546,197	1,048,322
Onex TSG Intermediate Corp. 2025 Term Loan B 0.00%(3)	07/23/32	390,000	391,299
Parexel International Corp. 2025 Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	11/15/28	1,215,893	1,219,011
Pediatric Associates Holding Co. LLC 2021 Term Loan B 7.82% (3 mo. USD Term SOFR + 3.250%)(2)	12/29/28	1,260,406	1,108,105
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan 9.82% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28	1,116,653	1,119,445
Recovery Solutions Parent LLC Term Loan 11.80% (3 mo. USD Term SOFR + 7.500%)(2)	01/28/30	178,839	178,839

			14,552,600

Holding Companies - Diversified—0.2%
Emerald X, Inc. 2025 Term Loan B 8.11% (1 mo. USD Term SOFR + 3.750%)(2)	01/30/32	500,000	504,477

Insurance—1.7%
AmWINS Group, Inc. 2025 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	2,241,867	2,246,026
Asurion LLC 2021 Term Loan B9 7.72% (1 mo. USD Term SOFR + 3.250%)(2)	07/31/27	1,562,219	1,563,750
Asurion LLC 2022 Term Loan B10 8.46% (1 mo. USD Term SOFR + 4.000%)(2)	08/19/28	748,089	743,212
Asurion LLC 2024 Term Loan B12 8.61% (1 mo. USD Term SOFR + 4.250%)(2)	09/19/30	124,686	122,872
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	07/31/31	719,563	721,260

			5,397,120

Internet—4.1%
Arches Buyer, Inc. 2021 Term Loan B 7.71% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	1,305	1,306
Barracuda Networks, Inc. 2022 Term Loan 8.81% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	1,511,844	1,231,495
Delivery Hero SE 2024 USD Term Loan B 9.30% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	1,981,019	2,000,621
Go Daddy Operating Co. LLC 2024 Term Loan B8 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	11/09/29	1,394,655	1,397,214

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Internet (Continued)
Hoya Midco LLC 2025 Term Loan B 6.56% (3 mo. USD Term SOFR + 2.250%)(2)	02/03/29	$1,600,988	$1,409,622
Magnite, Inc. 2025 Repriced Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	1,222,264	1,228,119
MH Sub I LLC 2023 Term Loan 8.61% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	262,007	250,561
MH Sub I LLC 2024 Term Loan B4 8.61% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	248,848	223,047
Plano HoldCo, Inc. Term Loan B 0.00%(3)	10/02/31	899,625	874,885
Polaris Purchaser, Inc. 2025 Term Loan B 7.86% (1 mo. USD Term SOFR + 3.500%)(2)	03/03/31	262,051	262,706
PUG LLC 2024 Extended Term Loan B 9.11% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	1,044	1,038
Red Ventures LLC 2024 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	03/04/30	1,496,241	1,307,340
Research Now Group, Inc. 2024 First Lien First Out Term Loan 9.59% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	1,267,075	1,264,307
WatchGuard Technologies, Inc. Term Loan 9.61% (1 mo. USD Term SOFR + 5.250%)(2)	07/02/29	1,470,797	1,467,120

			12,919,381

Investment Companies—0.8%
AAL Delaware Holdco, Inc. 2025 Term Loan 0.00%(3)	07/30/31	650,000	652,132
FinCo I LLC 2024 Term Loan B 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	06/27/29	732,445	733,288
Gryphon Debt Merger Sub, Inc. Term Loan B 0.00%(3)	06/18/32	500,000	501,667
Intrado Corp. 2023 Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	01/31/30	730,689	732,213

			2,619,300

Iron & Steel—0.2%
TMS International Corp. 2025 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(2)	03/02/30	679,512	681,214

Leisure Time—1.3%
Alterra Mountain Co. 2024 Term Loan B6 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	08/17/28	992,513	997,480
Alterra Mountain Co. 2024 Term Loan B7 6.85% (1 mo. USD Term SOFR + 2.500%)(2)	05/31/30	269,889	271,014
Arcis Golf LLC 2025 Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	11/24/28	1,621,352	1,626,930
City Football Group Ltd. 2024 Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	07/22/30	500,002	500,472
Lakeland Tours LLC 2020 HoldCo Term Loan 8.00%	09/25/27	677,334	27,940
MajorDrive Holdings IV LLC Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	454	447
Sabre GLBL, Inc. 2021 Term Loan B1 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	12/17/27	114,822	114,559
Sabre GLBL, Inc. 2021 Term Loan B2 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	12/17/27	76,647	76,472
Sabre GLBL, Inc. 2022 Term Loan B 8.71% (1 mo. USD Term SOFR + 4.250%)(2)	06/30/28	212,211	211,892
Sabre GLBL, Inc. 2024 Term Loan B1 10.46% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	65,251	65,332

			3,892,538

Lodging—0.3%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 6.10% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	1,000,000	1,003,400

Machinery-Construction & Mining—0.3%
WEC U.S. Holdings Ltd. 2024 Term Loan 6.58% (1 mo. USD Term SOFR + 2.250%)(2)	01/27/31	1,044,865	1,046,782

Machinery-Diversified—1.0%
Arcline FM Holdings LLC 2024 Term Loan 7.58% (3 mo. USD Term SOFR + 3.500%)(2)	06/23/28	1,445,358	1,456,653
Pro Mach Group, Inc. 2024 1st Lien Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	08/31/28	383,251	384,744
SPX Flow, Inc. 2024 1st Lien Term Loan B 7.36% (1 mo. USD Term SOFR + 3.000%)(2)	04/05/29	1,172,576	1,177,084

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Machinery-Diversified (Continued)
TK Elevator Midco GmbH 2025 USD Term Loan B 7.20% (6 mo. USD Term SOFR + 3.000%)(2)	04/30/30	$3	$3

			3,018,484

Media—2.0%
Charter Communications Operating LLC 2023 Term Loan B4 0.00%	12/07/30	500,000	499,828
Charter Communications Operating LLC 2024 Term Loan B5 6.54% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	1,496,241	1,497,924
NEP Group, Inc. 2023 Incremental Term Loan B 8.59% (3 mo. USD Term SOFR + 4.000%)(2),(11)	08/19/26	504,687	480,714
NEP Group, Inc. 2023 Term Loan B 7.84% (3 mo. USD Term SOFR + 3.250%)(2)	08/19/26	267,430	254,593
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(2)	10/19/26	440,000	240,350
Nexstar Broadcasting, Inc. 2025 Term Loan B5 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	06/28/32	500,000	501,437
United Talent Agency LLC 2025 Term Loan B 7.84% (1 mo. USD Term SOFR + 3.500%)(2)	06/10/32	1,479,981	1,491,081
Ziggo Financing Partnership Term Loan I 0.00%(3)	04/30/28	1,350,000	1,306,314

			6,272,241

Metal Fabricate & Hardware—0.2%
AZZ, Inc. Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	05/13/29	679,385	682,411

Mining—0.3%
American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(2)	06/09/28	87,839	88,498
American Rock Salt Co. LLC 2024 First Out Term Loan 11.59% (3 mo. USD Term SOFR + 7.000%)(2),(12)	06/09/28	329,665	332,138
Novelis Corp. 2025 Term Loan B 6.30% (3 mo. USD Term SOFR + 2.000%)(2)	03/11/32	487,151	489,385

			910,021

Miscellaneous Manufacturers—1.1%
Cleanova U.S. Holdings LLC 2025 Term Loan B 9.07% (3 mo. USD Term SOFR + 4.750%)(2)	06/14/32	1,675,000	1,666,625
Rohm Holding GmbH USD Term Loan B 9.63% (3 mo. USD Term SOFR + 5.500%)(2)	07/31/26	1,687,328	1,677,314

			3,343,939

Office/Business Equipment—0.4%
Xerox Holdings Corp. 2023 Term Loan B 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/17/29	1,238,411	1,165,140

Oil & Gas—0.4%
Apro LLC 2024 Term Loan B 8.09% (1 mo. USD Term SOFR + 3.750%)(2)	07/09/31	703,643	703,790
Pasadena Performance Products LLC Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	02/27/32	601,940	607,207

			1,310,997

Packaging & Containers—1.4%
Balcan Innovations, Inc. Term Loan B 9.06% (3 mo. USD Term SOFR + 4.750%)(2)	10/18/31	1,496,250	1,376,550
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	04/01/32	173	174
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2),(13)	04/01/32	330,668	330,812
Graham Packaging Co., Inc. 2024 Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	08/04/27	1,178,090	1,181,194
Plaze, Inc. 2020 Incremental Term Loan 8.22% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	1,435,049	1,378,321
Pretium Packaging LLC First Out Term Loan A 8.01% (3 mo. USD Term SOFR + 3.750%)(2),(11)	10/02/28	1,911	1,914

			4,268,965

Pharmaceuticals—3.3%
Amneal Pharmaceuticals LLC 2025 Term Loan B 0.00%(3)	08/01/32	550,000	551,260
Elanco Animal Health, Inc. Term Loan B 6.18% (1 mo. USD Term SOFR + 1.750%)(2)	08/01/27	1,881,540	1,881,944
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 6.48% (3 mo. USD Term SOFR + 2.000%)(2)	11/15/27	1,500,000	1,499,295
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	12/12/28	1,306,402	1,314,972

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals (Continued)
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	$743,936	$747,715
Option Care Health, Inc. 2021 Term Loan B 6.61% (1 mo. USD Term SOFR + 2.250%)(2)	10/27/28	536,729	540,419
Paradigm Parent LLC 2025 Term Loan B 0.00%(3)	04/30/32	1,275,000	1,161,844
Perrigo Investments LLC 2024 Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	04/20/29	1,290,651	1,297,376
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 7.54% (3 mo. USD Term SOFR + 3.250%)(2)	12/04/31	1,277,411	1,279,205

			10,274,030

Pipelines—0.3%
ITT Holdings LLC 2024 Term Loan B 7.07% (1 mo. USD Term SOFR + 2.725%)(2)	10/11/30	1,004,434	1,007,734

Real Estate—0.2%
Avison Young Canada, Inc. 2024 Second Out Term Loan 6.50% (3 mo. USD Term SOFR + 1.500%)(2)	03/12/29	23,726	12,248
Hill Top Energy Center LLC Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	06/26/32	500,000	503,125

			515,373

REIT—0.6%
Iron Mountain, Inc. 2023 Term Loan B 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	01/31/31	534,410	535,191
OEG Borrower LLC 2024 Term Loan B 7.81% (3 mo. USD Term SOFR + 3.500%)(2)	06/30/31	1,225,081	1,237,331

			1,772,522

Retail—5.2%
1011778 BC Unlimited Liability Co. 2024 Term Loan B6 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	997,481	996,469
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	09/24/31	498,744	497,559
BW Gas & Convenience Holdings LLC 2021 Term Loan B 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	03/31/28	897,016	897,389
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31	219,678	211,940
Dave & Buster’s, Inc. 2024 Term Loan B 7.56% (3 mo. USD Term SOFR + 3.250%)(2)	06/29/29	302,153	296,205
K-Mac Holdings Corp. 2025 Term Loan 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	07/21/28	1,625,518	1,631,996
KFC Holding Co. 2021 Term Loan B 6.21% (1 mo. USD Term SOFR + 1.750%)(2)	03/15/28	1,214,451	1,221,434
Michaels Cos., Inc. 2021 Term Loan B 8.81% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28	496,800	423,656
Murphy USA, Inc. Term Loan B 6.08% (1 mo. USD Term SOFR + 1.750%)(2)	04/07/32	750,000	757,500
Pacific Bells LLC 2024 Repriced Term Loan B 8.56% (3 mo. USD Term SOFR + 4.000%)(2)	11/13/28	1,325,929	1,330,351
Peer Holding III BV 2025 USD Term Loan B4B 6.80% (3 mo. USD Term SOFR + 2.500%)(2)	10/28/30	1,759,129	1,765,172
QXO, Inc. Term Loan B 7.30% (3 mo. USD Term SOFR + 3.000%)(2)	04/30/32	226,667	228,888
Splat Super Holdco LLC 2025 Term Loan 9.36% (1 mo. USD Term SOFR + 5.000%)(2),(14)	07/02/32	1,110,891	1,085,340
Tacala LLC 2024 Term Loan B 7.86% (1 mo. USD Term SOFR + 3.500%)(2)	01/31/31	987,538	994,480
Thermostat Purchaser III, Inc. 2024 Incremental Delayed Draw Term Loan 0.00%(3)	08/31/28	1,500,000	1,506,870
Thermostat Purchaser III, Inc. 2024 Term Loan B 8.55% (3 mo. USD Term SOFR + 4.250%)(2)	08/31/28	1,500,000	1,506,870
Whatabrands LLC 2024 1st Lien Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	08/03/28	808,182	809,261

			16,161,380

Semiconductors—0.1%
Ultra Clean Holdings, Inc. 2024 1st Lien Term Loan B 7.61% (1 mo. USD Term SOFR + 3.250%)(2)	02/25/28	403,598	405,679

Software—8.6%
AQA Acquisition Holding, Inc. 2024 Term Loan 8.31% (3 mo. USD Term SOFR + 4.000%)(2)	03/03/28	197,500	198,093

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Software (Continued)
Avison Young Canada, Inc. 2024 Third Out Term Loan 12.57% (3 mo. USD Term SOFR + 8.000%)(2)	03/12/29	$168,829	$36,650
Boxer Parent Co., Inc. 2025 USD Term Loan B 7.33% (3 mo. USD Term SOFR + 3.000%)(2)	07/30/31	143,387	143,555
Cast & Crew Payroll LLC 2021 Incremental Term Loan 8.11% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	900,144	858,449
Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan 9.33% (3 mo. USD Term SOFR + 5.000%)(2)	04/29/30	130,676	132,269
Castle U.S. Holding Corp. 2025 USD FLSO Term Loan B1 8.84% (3 mo. USD Term SOFR + 4.250%)(2)	05/31/30	869,903	486,524
Clearwater Analytics LLC 2025 Term Loan B 6.46% (3 mo. USD Term SOFR + 2.250%)(2)	04/21/32	1,350,000	1,355,069
Cloud Software Group, Inc. 2024 1st Lien Term Loan B 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	03/29/29	522,674	524,158
Cloud Software Group, Inc. 2024 USD Term Loan 8.05% (3 mo. USD Term SOFR + 3.750%)(2)	03/21/31	516,162	518,598
Cloudera, Inc. 2021 Term Loan 8.21% (1 mo. USD Term SOFR + 3.750%)(2)	10/08/28	1,566,881	1,507,630
DTI Holdco, Inc. 2025 Term Loan B 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	1,721,041	1,701,318
EagleView Technology Corp. 2025 Term Loan 9.80% (3 mo. USD Term SOFR + 5.500%)(2)	08/14/28	163,040	160,314
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B 7.11% (1 mo. USD Term SOFR + 2.750%)(2)	10/09/29	479,186	480,384
EP Purchaser LLC 2023 Term Loan B 9.06% (3 mo. USD Term SOFR + 4.500%)(2)	11/06/28	1,068,697	1,067,698
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 6.86% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32	641,042	641,212
IGT Holding IV AB 2025 USD Term Loan B5 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	09/01/31	744,898	752,816
Maverick Bidco, Inc. 2021 Term Loan 8.21% (3 mo. USD Term SOFR + 3.750%)(2)	05/18/28	1,743,540	1,751,717
Maverick Bidco, Inc. 2023 Incremental Term Loan 0.00%(3)	05/18/28	1,250,000	1,255,469
Open Text Corp. 2023 Term Loan B 6.11% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/30	1,078,433	1,080,050
Planview Parent, Inc. 2024 1st Lien Term Loan 7.80% (3 mo. USD Term SOFR + 3.500%)(2)	12/17/27	1,564,187	1,533,638
Playtika Holding Corp. 2021 Term Loan B1 7.22% (1 mo. USD Term SOFR + 2.750%)(2)	03/13/28	1,532,023	1,521,575
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B 7.55% (3 mo. USD Term SOFR + 3.250%)(2)	10/26/30	1,595,355	1,601,138
PushPay USA, Inc. 2025 Term Loan 8.30% (3 mo. USD Term SOFR + 4.000%)(2)	08/15/31	1,341,829	1,355,247
Quartz Acquireco LLC 2025 Term Loan B 6.55% (3 mo. USD Term SOFR + 2.250%)(2)	06/28/30	1,445,588	1,446,795
Renaissance Holdings Corp. 2024 1st Lien Term Loan 8.36% (1 mo. USD Term SOFR + 4.000%)(2)	04/05/30	1,438,552	1,330,920
SolarWinds Holdings, Inc. 2025 Term Loan 8.34% (1 mo. USD Term SOFR + 4.000%)(2)	04/16/32	1,125,000	1,113,750
SS&C Technologies, Inc. 2024 Term Loan B8 6.36% (1 mo. USD Term SOFR + 2.000%)(2)	05/09/31	610,852	613,622
Surf Holdings LLC 2025 Incremental Term Loan 7.97% (1 mo. USD Term SOFR + 3.500%)(2)	03/05/27	1,492,804	1,498,469

			26,667,127

Telecommunications—1.1%
Altice Financing SA 2022 USD Term Loan 9.32% (3 mo. USD Term SOFR + 5.000%)(2)	10/31/27	914,751	799,035
Cyxtera DC Holdings, Inc. Term Loan B 0.00%(15)	01/16/26	292,034	—
Frontier Communications Corp. 2025 Term Loan B 6.79% (6 mo. USD Term SOFR + 2.500%)(2)	07/01/31	1,493,133	1,496,634
Zayo Group Holdings, Inc. USD Term Loan 7.47% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27	1,147,175	1,110,541

			3,406,210

Total Bank Loans (Cost: $290,230,760)			288,104,637

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATE BONDS—2.2%

Commercial Services—0.3%
Block, Inc. 6.50%	05/15/32	$500,000	$513,550
OT Midco, Inc. 10.00%(1)	02/15/30	500,000	412,485

			926,035

Entertainment—0.1%
WMG Acquisition Corp. 3.88%(1)	07/15/30	500,000	467,420

Environmental Control—0.2%
Waste Pro USA, Inc. 7.00%(1)	02/01/33	500,000	519,365

Health Care-Services—0.2%
UnitedHealth Group, Inc. 4.50%	04/15/33	500,000	484,635

Household Products/Wares—0.0%
Spectrum Brands, Inc. 3.88%(1)	03/15/31	141,000	112,700

Internet—0.5%
Getty Images, Inc. 11.25%(1)	02/21/30	1,000,000	958,800
Uber Technologies, Inc. 4.80%	09/15/34	750,000	736,665

			1,695,465

Packaging & Containers—0.2%
Berry Global, Inc. 5.65%	01/15/34	500,000	517,705

Pharmaceuticals—0.2%
Grifols SA (Spain) 4.75%(1)	10/15/28	50,000	48,184
Teva Pharmaceutical Finance Netherlands IV BV (Israel) 5.75%	12/01/30	500,000	507,945

			556,129

REIT—0.1%
Hudson Pacific Properties LP 3.95%	11/01/27	500,000	473,395

Retail—0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada) 3.50%(1)	02/15/29	500,000	474,255
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%(1)	04/01/26	200,000	198,594

			672,849

Software—0.2%
Constellation Software, Inc. (Canada) 5.46%(1)	02/16/34	500,000	506,895

Total Corporate Bonds (Cost: $6,876,827)			6,932,593

U.S. TREASURY SECURITIES—0.5%
U.S. Treasury Notes
3.88%	07/31/30	1,360,000	1,355,060

Total U.S. Treasury Securities (Cost: $1,354,018)			1,355,060

Total Fixed Income Securities (Cost: $300,605,561)			298,564,150

Security		Shares
COMMON STOCK—0.1%
Health Care-Services — 0.1%
Wellpath Holdings, Inc.		54,662	327,974

Real Estate—0.0%
Avison Young Canada, Inc.(16)		370	20

Telecommunications—0.0%
Intelsat SA(15),(16)		9,683	5,422

Total Common Stock (Cost: $617,205)			333,416

MONEY MARKET INVESTMENTS—5.9%
TCW Central Cash Fund, 4.34%(17),(18)		18,358,118	18,358,118

Total Money Market Investments (Cost: $18,358,118)			18,358,118

Preferred Stock (0.0%)
Real Estate— 0.0%
Avison Young Canada, Inc.		1,054,697	58,008

Total Preferred Stock (Cost: $697,797)			58,008

WARRANTS—0.0%
Cineworld Group PLC(15),(16)		229,579	3

Total Warrants (Cost: $—)			3

Total Investments (101.8%) (Cost: $320,278,681)			317,313,695
Net Unrealized Appreciation/depreciation On Unfunded Commitments (0.0%)			3,551
Liabilities In Excess Of Other Assets (-1.8%)			(5,485,676)

Net Assets (100.0%)			$311,831,570

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS July 31, 2025 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
1	Euro-Bund Future	09/08/25	$(149,393)	$(148,014)	$1,379

			$(149,393)	$(148,014)	$1,379

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $5,870,558 or 1.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2025.
(3)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(4)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $20,761, at an interest rate of 7.30% and a maturity of December 11, 2031.The investment is accruing an unused commitment fee of 1.00% per annum
(5)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $21,408, at an interest rate of 7.33% and a maturity of October 23, 2031. The investment is accruing an unused commitment fee of 3.00% per annum
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $193,333, at an interest rate of 7.80% and a maturity of December 22, 2031. The investment is accruing an unused commitment fee of 1.00% per annum
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $122,605, at an interest rate of 9.05% and a maturity of November 1, 2031. The investment is not accruing an unused commitment fee of 4.75% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $140,436, at an interest rate of 5.70% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 1.01% per annum.
(9)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $56,667, at an interest rate of 7.61% and a maturity of November 19, 2031. The investment is accruing an unused commitment fee of 3.25% per annum.
(10)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $149,343,at an interest rate of 8.30% and a maturity of February 28, 2032. The investment is not accruing an unused commitment fee of 4.00% per annum.
(11)	Payment in kind.
(12)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $263,973, at an interest rate of 11.59% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,607, at an interest rate of 7.61% and a maturity of April 1, 2032. The investment is accruing an unused commitment fee of 1.63% per annum.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $209,109, at an interest rate of 9.36% and a maturity of July 2, 2032. The investment is accruing an unused commitment fee
(15)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(16)	Non-income producing security.
(17)	Rate disclosed is the 7-day net yield as of July 31, 2025.
(18)	Affiliated issuer.

TCW Senior Loan ETF

Schedule of Investments (Continued)

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the period ended July 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2025	Value at July 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$151,558,118	$133,200,000	18,358,118	$18,358,118	$807,448	$—	$—	$—

Total					$18,358,118	$807,448	$—	$—	$—

TCW Senior Loan ETF

Investments by Sector (Unaudited)	July 31, 2025

Sector	Percentage of Net Assets
Bank Loans	92.4%
Money Market Investments	5.9
Corporate Bonds	2.2
Asset-Backed Securities	0.7
U.S. Treasury Securities	0.5
Common Stock	0.1
Preferred Stock	0.0	**
Unfunded Commitments	0.0	**
Warrants	0.0	**
Other*	(1.8)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW Senior Loan ETF

Fair Valuation Summary (Unaudited)	July 31, 2025

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$—	$287,608,387	$496,250	$288,104,637
Corporate Bonds	—	6,932,593	—	6,932,593
Asset-Backed Securities	—	2,171,860	—	2,171,860
U.S. Treasury Securities	—	1,355,060	—	1,355,060

Total Fixed Income Securities	—	298,067,900	496,250	298,564,150

Money Market Investments	18,358,118	—	—	18,358,118
Common Stock	—	327,994	5,422	333,416
Preferred Stock	—	58,008	—	58,008
Warrants	—	—	3	3
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	3,551	—	3,551

Total Investments	$18,358,118	$298,457,453	$501,675	$317,317,246

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,379	—	—	1,379

Total	$18,359,497	$298,457,453	$501,675	$317,318,625

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy; unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW AAA CLO ETF	Asset-Backed Securities	Total
Balance as of April 30, 2025	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(7)	(7)
Purchases	3,400,000	3,400,000
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of July 31, 2025	$3,399,993	$3,399,993

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2025	$(7)	$(7)

TCW Core Plus Bond ETF	Asset-Backed Securities	Common Stock	Total
Balance as of April 30, 2025	$—	$—	$—
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	45,901	45,901
Change in Unrealized Appreciation (Depreciation)	(125,729)	11,514	(114,215)
Purchases	1,721,376	668,558	2,389,934
Sales	(11,939)	(714,460)	(726,399)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2025	$1,583,708	$11,513	$1,595,221

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2025	$(125,729)	$11,514	$(114,215)

TCW Corporate Bond ETF	Asset-Backed Securities	Commercial Mortgage- Backed Securities— Non-Agency		Total
Balance as of April 30, 2025	$31,848	$1		$31,849
Accrued Discounts (Premiums)	—	—		—
Realized Gain (Loss)	—	—		—
Change in Unrealized Appreciation (Depreciation)	(163)	—		(163)
Purchases	—	—		—
Sales	(699)	—		(699)
Transfers in to Level 3	—	—		—
Transfers out of Level 3	—	(1	)(1)	(1)

Balance as of July 31, 2025	$30,986	$—		$30,986

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2025	$(163)	$—		$(163)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW FLEXIBLE INCOME ETF	Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities— Non-Agency	Common Stock	Convertible Corporate Bonds	Corporate Bonds	Residential Mortgage- Backed Securities —Agency	Residential Mortgage- Backed Securities —Non-Agency	Warrants		Total
Balance as of October 31, 2024	$395,664	$127,519	$686,890	$336,156	$2,504	$39,562	$—	$3,493,797	$—		$5,082,092
Accrued Discounts (Premiums)	2,378	2,109	114	—	201	2,481	—	—	—		7,283
Realized Gain (Loss)	8,193	(199,715)	1,144	14,097	(2,216)	(33,322)	—	—	—		(211,819)
Change in Unrealized Appreciation (Depreciation)	(257,310)	108,448	(1,689)	40,529	1,213	11,117	(9,539)	—	0	*	(107,231)
Purchases	20,820,184	2,062	—	—	—	—	1,535,789	—	—		22,358,035
Sales	(522,226)	(40,423)	(500,772)	(384,091)	(1,702)	(19,838)	—	—	—		(1,469,052)
Transfers in to Level 3	468,479 (1)	—	—	—	—	—	—	—	—		468,479
Transfers out of Level 3	—	—	—	—	—	—	—	(3,493,797)(1)	—		(3,493,797)

Balance as of July 31, 2025	$20,915,362	$—	$185,687	$6,691	$—	$—	$1,526,250	$—	$0	*	$22,633,990

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2025	$(257,310)	$—	$1,296	$40,529	$—	$—	$(9,539)	$—	$—		$(225,024)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

*	Amount is less than $1.

TCW High Yield Bond ETF	Warrants		Total
Balance as of April 30, 2025	$—		$—
Accrued Discounts (Premiums)	—		—
Realized Gain (Loss)	—		—
Change in Unrealized Appreciation (Depreciation)	0	*	0
Purchases	—		—
Sales	—		—
Transfers in to Level 3	—		—
Transfers out of Level 3	—		—

Balance as of July 31, 2025	$0	*	$0

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2025	$0		$0

*	Amount is less than $1.

TCW Senior Loan ETF	Bank Loans		Common Stock	Preferred Stock		Warrants	Total
Balance as of April 30, 2025	$1,899,654		$260,230	$474,614		$—	$2,634,498
Accrued Discounts (Premiums)	151,731		—	—		—	151,731
Realized Gain (Loss)	(336,879)		12,360	—		—	(324,519)
Change in Unrealized Appreciation (Depreciation)	(487,970)		69,316	(211,940)		3	(630,591)
Purchases	916,676		—	—		—	916,676
Sales	(146,639)		(336,484)	—		—	(483,123)
Transfers in to Level 3	239,099	(1)	—	—		—	239,099
Transfers out of Level 3	(1,739,422	)(1)	—	(262,674	)(1)	—	(2,002,096)

Balance as of July 31, 2025	$496,250		$5,422	$—		$3	$501,675

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2025	$(487,970)		$69,316	$—		$3	$(418,651)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2025 are as follows:

Description	Fair Value at July 31, 2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW AAA CLO ETF
Asset-Backed Securities	$3,399,993	Broker Quote	Offered Quote	$99.999	$99.999	Increase
TCW Core Plus Bond ETF
Asset-Backed Securities	$1,583,708	Broker Quote	Offered Quote	$92.645	$92.645	Increase
Common Stock	$11,513	Fair Value	Broker Pricing	$0.560	$0.560	Increase
TCW Corporate Bond ETF
Asset-Backed Securities	$30,986	Broker Quote	Offered Quote	$92.645	$92.645	Increase
TCW Flexible Income ETF
Asset-Backed Securities	$20,915,362	Broker Quote	Offered Quote	$0.000 - $100.688	$88.844	Increase
Residential Mortgage-Backed Securities—Agency	$1,526,250	Broker Quote	Offered Quote	$92.500	$92.500	Increase
Commercial Mortgage-Backed Securities—Non-Agency	$185,687	Broker Quote	Offered Quote	$98.990	$98.990	Increase
Common Stock	$6,691	Fair Value	Broker Pricing	$0.016 - 0.560	$0.160	Increase
Warrants	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
TCW High Yield Bond ETF
Warrant	$0	Fair Value	Zero Market value	$0.000	$0.000	Increase
TCW Senior Loan ETF
Bank Loans	$496,250	Fair Value	Broker Pricing	$0.000 - $99.250	$62.655	Increase
Common Stock	$5,422	Fair Value	Broker Pricing	$0.560	$0.560	Increase
Warrants	$3	Fair Value	Broker Pricing	$0.000	$0.000	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup their initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Funds at July 31, 2025 are listed in each Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, the Funds commit to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Funds do not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Funds may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Funds are not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Funds do not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Funds monitors the obligations under these transactions on a daily basis and ensures that the Funds have sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Funds may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect a Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell portfolio assets subject to an agreement by the Funds to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending its securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2025..

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at July 31, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. The Funds may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. The Funds may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Funds that is the subject of the hedge. It may not always be possible for the Funds to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Funds enter into a futures transaction, they are subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Funds use futures contracts for hedging purposes, it is likely that the Funds will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended July 31, 2025, the Funds utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2025 are listed in each Fund’s Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had it sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately want to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Funds might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives the Funds the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between the Funds and the counterparty to the option. In the case of an OTC option purchased by the Funds, the value of the option to the Funds will depend on the willingness and ability of the option writer to perform its obligations to the Funds. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Funds may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Funds may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Funds may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Funds may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Funds purchase a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Funds write swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2025, the TCW Core Plus Bond ETF entered into written swaptions.

The Funds may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Funds buy protection, they may or may not own securities of the reference entity. When the Funds sell protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Funds sell protection, they may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Funds enter into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Funds also take the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Funds enter into any type of swap for hedging purposes, it is likely that the Funds will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Funds may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Funds, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding during the period ended July 31, 2025.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2025 are listed below:

TCW Flexible Income ETF
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O), 0.52%, due 12/10/44	1/22/19	$15,035	$10	0.00%
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O), 1.07%, due 07/10/48	5/19/21	$352,293	$100	0.00%
HarborView Mortgage Loan Trust Series 2005-9, Class 2X, (I/O), due 06/20/35	3/4/19	$19,009	$1	0.00%
HOA Funding LLC Series 2021-1A, Class A2, 4.72%, due 08/20/51	5/25/22	$709,748	$187,294	0.01%
Invesco CLO Ltd. Series 2021-2A, Class Y, 0.00%, due 07/15/34	3/27/25	$5	$0	0.00%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, due 01/15/38	11/25/24	$0	$0	0.00%
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XNR (I/O), 0.25%, due 07/15/48	4/19/21	$30,739	$23	0.00%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O), 0.10%, due 08/15/45	4/14/20	$45,303	$216	0.00%
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O), 0.34%, due 12/15/45	4/21/20	$348,977	$394	0.00%

		$1,521,109	$188,038	0.01%

Note 4 – Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of July 31, 2025:

TCW Core Plus Bond ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Kelso Industries LLC Term Loan	12/30/29	$13,300	$104

		13,300	104

TCW Flexible Income ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Co. LLC 2024 First Out Term Loan	06/09/28	$88,708	$704
Kelso Industries LLC Term Loan	12/30/29	17,733	133

		106,441	837

TCW High Yield Bond ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Kelso Industries LLC Term Loan	12/30/29	$13,889	$56

		13,889	56

TCW Multisector Credit Income ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corp. LLC 2024 Term Loan	12/11/31	$14,744	$74
Archkey Solutions LLC 2024 Term Loan B	11/01/31	25,862	45

		40,606	119

TCW Senior Loan ETF

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corp. LLC 2024 Term Loan	12/11/31	$20,761	$104
American Rock Salt Co. LLC 2024 First Out Term Loan	06/09/28	263,973	1,980
Amspec Parent LLC 2024 Term Loan	12/22/31	193,333	929
Archkey Solutions LLC 2024 Term Loan B	11/01/31	122,605	1,533
Chrysaor Bidco Sarl	10/30/31	21,408	155
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B	04/01/32	5,607	2
Kelso Industries LLC Term Loan	12/30/29	140,436	1,053
Raven Acquisition Holdings LLC Term Loan B	11/19/31	56,667	677
Secretariat Advisors, LLC	02/28/32	149,343	1927
Splat Super Holdco LLC 2025 Term Loan	07/02/32	209,109	(4809)

		1,183,242	3,551